Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	FIRST POTOMAC REALTY TRUST
Entity Central Index Key	0001254595
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Rental property, net	$ 1,439,661	$ 1,217,897
Assets held for sale	5,297
Cash and cash equivalents	16,749	33,280
Escrows and reserves	18,455	8,070
Accounts and other receivables, net of allowance for doubtful accounts of $3,065 and $3,246 respectively	11,404	7,238
Accrued straight-line rents, net of allowance for doubtful accounts of $369 and $849, respectively	18,028	12,771
Notes receivable, net	54,661	24,750
Investment in affiliates	72,518	23,721
Deferred costs, net	34,683	20,174
Prepaid expenses and other assets	9,275	14,230
Intangible assets, net	59,021	34,551
Total assets	1,739,752	1,396,682
Liabilities:
Mortgage loans	432,023	319,096
Exchangeable senior notes, net		29,936
Senior notes	75,000	75,000
Secured term loans	30,000	110,000
Unsecured term loans	225,000
Unsecured revolving credit facility	183,000	191,000
Accounts payable and other liabilities	53,507	16,827
Accrued interest	2,782	2,170
Rents received in advance	11,550	7,049
Tenant security deposits	5,603	5,390
Deferred market rent, net	4,815	6,032
Total liabilities	1,023,280	762,500
Noncontrolling interests in the Operating Partnership (redemption value of $38,113 and $16,122 respectively)	39,981	16,122
Equity:
Series A Preferred Shares, $25 par value, 50,000 shares authorized: 4,600 and 0 shares issued and outstanding, respectively	115,000
Common shares, $0.001 par value, 150,000 common shares authorized: 50,321 and 49,922 shares issued and outstanding, respectively	50	50
Additional paid-in capital	798,171	794,051
Noncontrolling interests in consolidated partnerships	4,245	3,077
Accumulated other comprehensive loss	(5,849)	(545)
Dividends in excess of accumulated earnings	(235,126)	(178,573)
Total equity	676,491	618,060
Total liabilities, noncontrolling interests and equity	$ 1,739,752	$ 1,396,682

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for doubtful accounts, accounts receivable and other	$ 3,065	$ 3,246
Allowance for doubtful accounts, Accrued straight-line rents	369	849
Operating Partnership, Noncontrolling interests, redemption value	$ 38,113	$ 16,122
Series A Preferred stock, par value	$ 25	$ 25
Series A Preferred stock, shares authorized	50,000,000	50,000,000
Series A Preferred stock, shares issued	4,600,000	4,600,000
Series A Preferred stock, none outstanding	0	0
Common Shares Par Value	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common Stock, Shares, Issued	50,321,000	50,321,000
Common stock, shares outstanding	49,922,000	49,922,000

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Rental	$ 138,261	$ 107,808	$ 101,802
Tenant reimbursements and other	32,929	25,955	23,878
Total revenues	171,190	133,763	125,680
Operating expenses:
Property operating	41,123	31,606	29,944
Real estate taxes and insurance	16,563	12,431	12,105
General and administrative	16,027	14,523	13,219
Acquisition costs	5,042	7,169	1,076
Depreciation and amortization	59,997	41,217	38,556
Impairment of real estate assets		2,386
Change in contingent consideration related to acquisition of property	(1,487)	710
Total operating expenses	137,265	110,042	94,900
Operating income	33,925	23,721	30,780
Other expenses, net:
Interest expense	41,367	33,397	32,035
Interest and other income	(5,290)	(630)	(507)
Equity in (earnings) losses of affiliates	(20)	124	95
Gains on early retirement of debt		(164)	(6,167)
Total other expenses, net	36,057	32,727	25,456
(Loss) income from continuing operations before income taxes	(2,132)	(9,006)	5,324
Benefit (provision) for income taxes	633	(31)
(Loss) income from continuing operations	(1,499)	(9,037)	5,324
Discontinued operations:
Loss from operations of disposed properties	(9,207)	(3,195)	(1,268)
Gain on sale of real estate properties	1,954	557
Loss from discontinued operations	(7,253)	(2,638)	(1,268)
Net (loss) income	(8,752)	(11,675)	4,056
Less: Net loss (income) attributable to noncontrolling interests	688	232	(124)
Net (loss) income attributable to First Potomac Realty Trust	(8,064)	(11,443)	3,932
Less: Dividends on preferred shares	(8,467)
Net (loss) income attributable to common shareholders	$ (16,531)	$ (11,443)	$ 3,932
Basic and diluted earnings per share:
(Loss) income from continuing operations	$ (0.21)	$ (0.26)	$ 0.16
Loss from discontinued operations	$ (0.14)	$ (0.07)	$ (0.04)
Net (loss) income	$ (0.35)	$ (0.33)	$ 0.12
Weighted average common shares outstanding - basic	49,323	36,984	27,956
Weighted average common shares outstanding - diluted	49,323	36,984	28,045

Consolidated Statements of Equity and Comprehensive (Loss) Income (USD $) In Thousands, except Per Share data	Total	Preferred Stock	Common Shares	Additional Paid-in Capital	Additional Paid-in Capital Preferred Stock	Series A Preferred Shares	Series A Preferred Shares Preferred Stock	Accumulated Other Comprehensive Loss	Noncontrolling Interests in Consolidated Partnerships	Dividends in Excess of Accumulated Earnings	Comprehensive (Loss) Income
Balance at Dec. 31, 2008	$ 365,293			$ 484,825				$ (3,823)		$ (115,736)
Balance, Par Value at Dec. 31, 2008			$ 27
Net (loss) income	4,056									4,056	4,056
Other comprehensive income (loss)	1,314							1,314			1,314
Total comprehensive (loss) income	5,370										5,370
Attributable to noncontrolling interests	(156)							(32)		(124)	(156)
Total comprehensive income attributable to common shareholders	5,214										5,214
Dividends paid to common shareholders	(26,529)									(26,529)
Acquisition of partnership units	1			1
Shares issued in exchange for Operating Partnership units	483			483
Restricted stock expense	2,906			2,906
Stock option expense	207			207
Issuance of common stock, net of net settlements, Value	29,522			29,518
Issuance of common stock, net of net settlements, Shares			$ 4
Deconsolidation of joint venture	662							662
Balance at Dec. 31, 2009	377,759			517,940				(1,879)		(138,333)
Balance, Par Value at Dec. 31, 2009			$ 31
Net (loss) income	(11,675)									(11,675)	(11,675)
Other comprehensive income (loss)	1,067							1,067			1,067
Total comprehensive (loss) income	(10,608)										(10,608)
Attributable to noncontrolling interests	209							(23)		232	209
Total comprehensive income attributable to common shareholders	(10,399)										(10,399)
Dividends paid to common shareholders	(28,797)									(28,797)
Acquisition of partnership units	(1)			(1)
Shares issued in exchange for Operating Partnership units	55			55
Restricted stock expense	3,465			3,465
Exercise of stock options	44			44
Stock option and employee stock purchase plan expense	270			270
Issuance of common stock, net of net settlements, Value	275,891			275,872
Issuance of common stock, net of net settlements, Shares			$ 19
Adjustment of Operating Partnership units to fair value	(3,594)			(3,594)
Noncontrolling interest in consolidated joint venture, at acquisition	3,079								3,079
Issuance of preferred stock	480
Loss attributable to noncontrolling interest in consolidated joint venture	(2)								(2)
Deconsolidation of joint venture	290							290
Balance at Dec. 31, 2010	618,060			794,051				(545)	3,077	(178,573)
Balance, Par Value at Dec. 31, 2010	$ 0.001		$ 50
Net (loss) income	(8,752)									(8,752)	(8,752)
Other comprehensive income (loss)	(5,569)							(5,569)			(5,569)
Total comprehensive (loss) income	(14,321)										(14,321)
Attributable to noncontrolling interests	954							266		688	954
Total comprehensive income attributable to common shareholders	(13,367)										(13,367)
Dividends paid to common shareholders	(40,022)									(40,022)
Shares issued in exchange for Operating Partnership units	19			19
Restricted stock expense	2,254			2,254
Exercise of stock options	96			96
Stock option and employee stock purchase plan expense	331			331
Issuance of common stock, net of net settlements, Value		110,997	3,152		(4,003)		115,000
Adjustment of Operating Partnership units to fair value	2,270			2,270
Noncontrolling interest in consolidated joint venture, at acquisition	1,153								1,153
Issuance of preferred stock	255
Dividends on preferred shares	(8,467)									(8,467)
Loss attributable to noncontrolling interest in consolidated joint venture	15								15
Balance at Dec. 31, 2011	$ 676,491			$ 798,170		$ 115,000		$ (5,848)	$ 4,245	$ (235,126)
Balance, Par Value at Dec. 31, 2011	$ 0.001		$ 50

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (8,752)	$ (11,675)	$ 4,056
Discontinued operations:
Gain on sale of properties	(1,954)	(557)
Depreciation and amortization	1,147	1,993	2,316
Impairment of real estate assets	8,726	4,013	2,541
Depreciation and amortization	60,738	42,043	39,421
Stock based compensation	2,585	3,735	3,113
Bad debt expense	980	1,290	2,302
Income taxes	(23)
Amortization of deferred market rent	(656)	(1,356)	(1,572)
Amortization of financing costs and discounts	2,422	757	445
Equity in (earnings) losses of affiliates	(20)	124	95
Distributions from investments in affiliates	243	623	107
Contingent consideration related to acquisition of property	(1,487)	710
Impairment of real estate assets		2,386
Change in financing obligation			(378)
Gains on early retirement of debt		(164)	(6,167)
Changes in assets and liabilities:
Escrows and reserves	(7,636)	69	(1,454)
Accounts and other receivables	(4,646)	(1,844)	(1,937)
Accrued straight-line rents	(5,523)	(1,711)	(1,180)
Prepaid expenses and other assets	(283)	107	(658)
Tenant security deposits	135	382	28
Accounts payable and accrued expenses	4,175	3,372	3,139
Accrued interest	612	150	(334)
Rents received in advance	4,510	(172)	2,543
Deferred costs	(17,296)	(7,611)	(6,418)
Total adjustments	46,799	48,339	35,952
Net cash provided by operating activities	38,047	36,664	40,008
Cash flows from investing activities:
Purchase deposit on future acquisitions		(7,403)	(500)
Investment in note receivable	(29,850)	(24,750)
Proceeds from sale of real estate assets	26,883	11,414
Change in escrow and reserves accounts	(1,978)
Additions to rental property and associated intangible assets	(35,622)	(18,917)	(21,928)
Additions to construction in progress	(16,164)	(5,793)	(1,200)
Acquisition of land parcel	(7,500)	(3,200)
Acquisition of rental property and associated intangible assets	(70,523)	(279,248)	(39,310)
Investment in unconsolidated joint ventures	(48,857)	(21,015)
Deconsolidation of joint venture		(896)
Net cash used in investing activities	(183,611)	(349,808)	(62,938)
Cash flows from financing activities:
Financing costs	(4,804)	(1,745)	(3,234)
Issuance of debt	506,000	361,998	109,500
Issuance of common shares, net	3,585	264,573	29,522
Issuance of preferred shares, net	110,997
Contributions from joint venture partners	1,153
Repayments of debt	(438,893)	(258,331)	(92,640)
Dividends to common shareholders	(40,022)	(28,797)	(26,529)
Dividends to preferred shareholders	(7,353)
Distributions to noncontrolling interests	(1,726)	(631)	(718)
Redemption of partnership units		(5)	(3)
Stock option exercises	96	42
Net cash provided by financing activities	129,033	337,104	15,898
Net increase (decrease) in cash and cash equivalents	(16,531)	23,960	(7,032)
Cash and cash equivalents, beginning of year	33,280	9,320	16,352
Cash and cash equivalents, end of year	16,749	33,280	9,320
Supplemental disclosure of cash flow information (amounts in thousands):
Cash paid for interest, net	38,443	32,769	32,638
Cash paid for income based franchise taxes	352
Non-cash investing and financing activities:
Debt assumed in connection with acquisitions of real estate	153,527	14,699
Contingent consideration recorded in connection with acquisition of real estate	9,356	1,398	688
Conversion of Operating Partnership units into common shares	19	55	483
Issuance of Operating Partnership units in connection with acquisitions of real estate	$ 28,845	$ 3,519

Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011 Property Floor OperatingPartnershipUnits	Dec. 31, 2010 Property OperatingPartnershipUnits	Dec. 31, 2009 OperatingPartnershipUnits	Dec. 29, 2011
Consolidated Statements of Cash Flows [Abstract]
Capitalized interest on indebtedness paid in cash	$ 1,900,000	$ 800,000	$ 400,000
Number of operating partnership units redeemed	1,300	4,519	40,000
Consolidated properties and a land parcel, acquired	7	8
Mortgage debt, aggregate fair value	14,700,000			153,500,000
Issuance of operating partnership units in connection with acquisition	230,876			1,963,388
Operating partnership units, value		3,500,000		28,800,000
Issuance of operating partnership units to satisfy contingent consideration obligation	544,673
Aggregate purchase price	276,600,000	286,200,000		90,000,000
Additional consideration on the aggregate purchase price, building				10,000,000
Non-renewed lease, floors	2
Contingent consideration recorded in connection with acquisition of real estate	9,356,000	1,398,000	688,000	9,400,000
Gain recognized on issuance of additional units	1,500,000
Remaining contingent consideration obligation	700,000
Common Stock, Shares, Issued	50,321,000	50,321,000
Exchangeable senior notes	$ 13,030,000	$ 1,000	$ 1,000

Description of Business	12 Months Ended
Dec. 31, 2011
Description of Business [Abstract]
Description of Business

(1) Description of Business

First Potomac Realty Trust (the “Company”) is a leader in the ownership, management, development and redevelopment of office and industrial properties in the greater Washington, D.C. region. The Company separates its properties into four distinct segments, which it refers to as the Washington, D.C., Maryland, Northern Virginia and Southern Virginia reporting segments. The Company strategically focuses on acquiring and redeveloping properties that it believes can benefit from its intensive property management and seeks to reposition these properties to increase their profitability and value. The Company’s portfolio contains a mix of single-tenant and multi-tenant office and industrial properties as well as business parks. Office properties are single-story and multi-story buildings that are used primarily for office use; business parks contain buildings with office features combined with some industrial property space; and industrial properties generally are used as warehouse, distribution or manufacturing facilities.

References in these consolidated financial statements to “we,” “our” or “First Potomac,” refer to the Company and its subsidiaries, on a consolidated basis, unless the context indicates otherwise.

The Company conducts its business through First Potomac Realty Investment Limited Partnership, the Company’s operating partnership (the “Operating Partnership”). The Company is the sole general partner of, and, as of December 31, 2011, owned a 94.5% interest in, the Operating Partnership. The remaining interests in the Operating Partnership, which are presented as noncontrolling interests in the Operating Partnership in the accompanying consolidated financial statements, are limited partnership interests, some of which are owned by several of the Company’s executive officers and trustees who contributed properties and other assets to the Company upon its formation, and other unrelated parties.

At December 31, 2011, the Company wholly-owned or had a controlling interest in properties totaling 13.9 million square feet and had a noncontrolling ownership interest in properties totaling an additional 1.0 million square feet through six unconsolidated joint ventures. The Company also owned land that can accommodate approximately 2.4 million square feet of additional development. The Company’s consolidated properties were 81.8% occupied by 608 tenants. Excluding the Company’s fourth quarter 2010 acquisitions of Atlantic Corporate Park, which was vacant at acquisition, and Redland Corporate Center II, which was 99% vacant at acquisition, the Company’s consolidated portfolio was 84.0% occupied at December 31, 2011. The Company does not include square footage that is in development or redevelopment in its occupancy calculation, which totaled 0.6 million square feet at December 31, 2011. The Company derives substantially all of its revenue from leases of space within its properties. As of December 31, 2011, the Company’s largest tenant was the U.S. Government, which along with government contractors, accounted for over 25% of the Company’s total annualized base rent. The U.S. Government also accounted for approximately 34% of the Company’s outstanding accounts receivables at December 31, 2011. The Company operates so as to qualify as a real estate investment trust (“REIT”) for federal income tax purposes.

For the year ended December 31, 2011, the Company had consolidated total revenues of $171.2 million and consolidated total assets of $1.7 billion. Financial information related to the Company’s four reporting segments is set forth in footnote 18, Segment Information, to the Company’s consolidated financial statements.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

(a) Principles of Consolidation

The consolidated financial statements of the Company include the accounts of the Company, the Operating Partnership and the subsidiaries in which the Company or Operating Partnership has a controlling interest, which includes First Potomac Management LLC, a wholly-owned subsidiary that manages the majority of the Company’s properties. All intercompany balances and transactions have been eliminated in consolidation.

(b) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Estimates include the amount of accounts receivable that may be uncollectible; recoverability of notes receivable, future cash flows, discount and capitalization rate assumptions used to fair value acquired properties and to test impairment of certain long-lived assets and goodwill; derivative valuations; market lease rates, lease-up periods, leasing and tenant improvement costs used to fair value intangible assets acquired and probability weighted cash flow analysis used to fair value contingent liabilities. Actual results could differ from those estimates.

(c) Revenue Recognition and Accounts Receivable

The Company generates substantially all of its revenue from leases on its office and industrial properties as well as business parks. The Company recognizes rental revenue on a straight-line basis over the term of its leases, which includes fixed-rate renewal periods leased at below market rates at acquisition or inception. Accrued straight-line rents represent the difference between rental revenue recognized on a straight-line basis over the term of the respective lease agreements and the rental payments contractually due for leases that contain abatement or fixed periodic increases. The Company considers current information, credit quality, historical trends, economic conditions and other events regarding the tenants’ ability to pay their obligations in determining if amounts due from tenants, including accrued straight-line rents, are ultimately collectible. The uncollectible portion of the amounts due from tenants, including accrued straight-line rents, is charged to property operating expense in the period in which the determination is made. The Company considers similar criteria in assessing impairment associated with outstanding loans or notes receivable and whether any allowance for anticipated credit loss is appropriate.

Tenant leases generally contain provisions under which the tenants reimburse the Company for a portion of property operating expenses and real estate taxes incurred by the Company. Such reimbursements are recognized in the period in which the expenses are incurred. The Company records a provision for losses on estimated uncollectible accounts receivable based on its analysis of risk of loss on specific accounts. Lease termination fees are recognized on the date of termination when the related lease or portion thereof is cancelled, the collectability of the fee is reasonably assured and the Company has possession of the terminated space. The Company recognized lease termination fees included in “Tenant reimbursement and other revenues” in its consolidated statements of operations of $0.8 million, $1.0 million and $0.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of 90 days or less at the date of purchase to be cash equivalents.

(e) Escrows and Reserves

Escrows and reserves represent cash restricted for debt service, real estate taxes, insurance, capital items and tenant security deposits.

(f) Deferred Costs

Financing costs related to long-term debt are deferred and amortized over the remaining life of the debt using the effective interest method. Leasing costs related to the execution of tenant leases are deferred and amortized ratably over the term of the related leases. Accumulated amortization of these combined costs was $17.0 million and $16.1 million at December 31, 2011 and 2010, respectively.

The following table sets forth scheduled future amortization for deferred financing and leasing costs at December 31, 2011 (amounts in thousands):

	Deferred Financing	Leasing(1)
2012	$2,632	$4,627
2013	2,148	3,975
2014	750	3,094
2015	569	2,586
2016	368	2,148
Thereafter	413	6,791

	$6,880	$23,221

(1)

Excludes the amortization of $4.6 million of leasing costs that have yet to be placed in-service as the associated tenants have not moved into their related spaces and, therefore, the period over which the leasing costs will be amortized has yet to be determined.

(g) Rental Property

Rental property is initially recorded at fair value if acquired in a business combination or carried at initial cost when constructed or acquired in an asset purchase, less accumulated depreciation and, when appropriate, impairment losses. Improvements and replacements are capitalized at fair value when they extend the useful life, increase capacity or improve the efficiency of the asset. Repairs and maintenance are charged to expense when incurred. Depreciation and amortization are recorded on a straight-line basis over the estimated useful lives of the assets. The estimated useful lives of the Company’s assets, by class, are as follows:

Buildings	39 years
Building improvements	5 to 20 years
Furniture, fixtures and equipment	5 to 15 years
Tenant improvements	Shorter of the useful lives of the assets or the terms of the related leases

The Company regularly reviews market conditions for possible impairment of a property’s carrying value. When circumstances such as adverse market conditions, changes in management’s intended holding period or potential sale to a third party indicate a possible impairment of the fair value of a property, an impairment analysis is performed. The Company assesses potential impairments based on an estimate of the future undiscounted cash flows (excluding interest charges) expected to result from the property’s use and eventual disposition. This estimate is based on projections of future revenues, expenses, capital improvement costs, expected holding periods and capitalization rates. These cash flows consider factors such as expected market trends and leasing prospects, as well as the effects of leasing demand, competition and other factors. If impairment exists due to the inability to recover the carrying value of a real estate investment based on forecasted undiscounted cash flows, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property. The Company is required to make estimates as to whether there are impairments in the carrying values of its investments in real estate. Further, the Company will record an impairment loss if it expects to dispose of a property, in the near term, at a price below carrying value. In such an event, the Company will record an impairment loss based on the difference between a property’s carrying value and its projected sales price less any estimated costs to sell.

The Company will classify a building as held-for-sale in the period in which it has made the decision to dispose of the building, the Company’s Board of Trustees or a designated delegate has approved the sale, there is a high likelihood a binding agreement to purchase the property will be signed under which the buyer will be required to commit a significant amount of nonrefundable cash and no significant financing contingencies will exist that could cause the transaction not to be completed in a timely manner. If these criteria are met, the Company will cease depreciation of the asset. The Company will classify any impairment loss, together with the building’s operating results, as discontinued operations in its consolidated statements of operations for all periods presented and classify the assets and related liabilities as held-for-sale in its consolidated balance sheets in the period the sale criteria are met. Interest expense is reclassified to discontinued operations only to the extent the held-for-sale property is secured by specific mortgage debt and the mortgage debt will not be assigned to another property owned by the Company after the disposition.

The Company recognizes the fair value, if sufficient information exists to reasonably estimate the fair value, of any liability for conditional asset retirement obligations when incurred, which is generally upon acquisition, construction, development or redevelopment and/or through the normal operation of the asset.

The Company capitalizes interest costs incurred on qualifying expenditures for real estate assets under development or redevelopment, which include assets owned through unconsolidated joint ventures that are under development or redevelopment, while being readied for their intended use in accordance with accounting requirements regarding capitalization of interest. The Company will capitalize interest when qualifying expenditures for the asset have been made, activities necessary to get the asset ready for its intended use are in progress and interest costs are being incurred. Capitalized interest also includes interest associated with expenditures incurred to acquire developable land while development activities are in progress and interest on the direct compensation costs of the Company’s construction personnel who manage the development and redevelopment projects, but only to the extent the employee’s time can be allocated to a project. Any portion of construction management costs not directly attributable to a specific project are recognized as general and administrative expense in the period incurred. The Company does not capitalize any other general administrative costs such as office supplies, office rent expense or an overhead allocation to its development or redevelopment projects. Capitalized compensation costs were immaterial during 2011, 2010 and 2009. Capitalization of interest will end when the asset is substantially complete and ready for its intended use, but no later than one year from completion of major construction activity, if the property is not occupied. The Company will also place redevelopment and development assets in service at this time and commence depreciation upon the substantial completion of tenant improvements and the recognition of revenue. Capitalized interest is depreciated over the useful life of the underlying assets, commencing when those assets are placed into service.

(h) Purchase Accounting

Acquisitions of rental property from third parties are accounted for at fair value. Any liabilities assumed or incurred are recorded at their fair value at the time of acquisition. The fair value of the acquired property is allocated between land and building (on an as-if vacant basis) based on management’s estimate of the fair value of those components for each type of property and to tenant improvements based on the depreciated replacement cost of the tenant improvements, which approximates their fair value. The fair value of the in-place leases is recorded as follows:

•	the fair value of leases in-place on the date of acquisition is based on absorption costs for the estimated lease-up period in which vacancy and foregone revenue are avoided due to the presence of the acquired leases;

•	the fair value of above and below-market in-place leases based on the present value (using a discount rate that reflects the risks associated with the acquired leases) of the difference between the contractual rent amounts to be paid under the assumed lease and the estimated market lease rates for the corresponding spaces over the remaining non-cancelable terms of the related leases, which range from one to fifteen years; and

•	the fair value of intangible tenant or customer relationships.

The Company’s determination of these fair values requires it to estimate market rents for each of the leases and make certain other assumptions. These estimates and assumptions affect the rental revenue, and depreciation and amortization expense recognized for these leases and associated intangible assets and liabilities.

(i) Investment in Affiliates

The Company may continue to grow its portfolio by entering into ownership arrangements with third parties for which it does not have a controlling interest. The structure of the arrangement may affect the Company’s accounting treatment as the entities may qualify as variable interest entities (“VIE”) based on disproportionate voting to equity interests, or other factors. In determining whether to consolidate an entity, the Company assesses the structure and intent of the entity relationship as well its power to direct major decisions regarding the entity’s operations. When the Company’s investment in an entity meets the requirements for the equity method of accounting, it will record its initial investment in its consolidated balance sheets as “Investment in affiliates.” The initial investment in the entity is adjusted to recognize the Company’s share of earnings, losses, distributions received or additional contributions from the entity. Basis differences, if any, are recognized over the life of the venture as an adjustment to “Equity in (earnings) losses of affiliates” in the Company’s consolidated statements of operations. The Company’s respective share of all earnings or losses from the entity will be recorded in its consolidated statements of operations as “Equity in earnings or losses of affiliates.”

When the Company is deemed to have a controlling interest in a partially-owned entity, it will consolidate all of the entity’s assets, liabilities and operating results within its consolidated financial statements. The cash contributed to the consolidated entity by the third party, if any, will be reflected in the permanent equity section of the Company’s consolidated balance sheets to the extent they are not mandatorily redeemable. The amount will be recorded based on the third party’s initial investment in the consolidated entity and will be adjusted to reflect the third party’s share of earnings or losses in the consolidated entity and for any distributions received or additional contributions made by the third party. The earnings or losses from the entity attributable to the third party are recorded as a component of net loss attributable to noncontrolling interests.

(j) Sales of Real Estate

The Company accounts for sales of real estate in accordance with the requirements for full profit recognition, which occurs when the sale is consummated, the buyer has made adequate initial and continuing investments in the property, the Company’s receivable is not subject to future subordination, and the Company does not have substantial continuing involvement with the property, the related assets and liabilities are removed from the balance sheet and the resultant gain or loss is recorded in the period the sale is consummated. For sales transactions that do not meet the criteria for full profit recognition, the Company accounts for the transactions as partial sales or financing arrangements required by GAAP. For sales transactions with continuing involvement after the sale, if the continuing involvement with the property is limited by the terms of the sales contract, profit is recognized at the time of sale and is reduced by the maximum exposure to loss related to the nature of the continuing involvement. Sales to entities in which the Company has or receives an interest are accounted for as partial sales.

For sales transactions that do not meet sale criteria, the Company evaluates the nature of the continuing involvement, including put and call provisions, if present, and accounts for the transaction as a financing arrangement, profit-sharing arrangement, leasing arrangement or other alternate method of accounting rather than as a sale, based on the nature and extent of the continuing involvement. Some transactions may have numerous forms of continuing involvement. In those cases, the Company determines which method is most appropriate based on the substance of the transaction.

If the Company has an obligation to repurchase the property at a higher price or at a future indeterminable value (such as fair value), or it guarantees the return of the buyer’s investment or a return on that investment for an extended period, the Company accounts for such transaction as a financing transaction. If the Company has an option to repurchase the property at a higher price and it is likely it will exercise this option, the transaction is accounted for as a financing transaction. For transactions treated as financings, the Company records the amounts received from the buyer as a financing obligation and continues to consolidate the property and its operating results in its consolidated statements of operations. The results of operations of the property are allocated to the joint venture partner for their equity interest and reflected as “interest expense” on the financing obligation.

(k) Intangible Assets

Intangible assets include the fair value of acquired tenant or customer relationships and the fair value of in-place leases at acquisition. Customer relationship fair values are determined based on the Company’s evaluation of the specific characteristics of each tenant’s lease and its overall relationship with the tenant. Characteristics the Company considers include the nature and extent of its existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant’s credit quality and expectations of lease renewals. The fair value of customer relationship intangible assets is amortized to expense over the lesser of the initial lease term and any expected renewal periods or the remaining useful life of the building. The Company determines the fair value of the in-place leases at acquisition by estimating the leasing commissions avoided by having in-place tenants and the operating income that would have not been recognized during the estimated time required to lease the space occupied by existing tenants at the acquisition date. The fair value attributable to existing tenants is amortized to expense over the initial term of the respective leases. Should a tenant terminate its lease, the unamortized portion of the in-place lease fair value is charged to expense by the date of termination.

Deferred market rent liability consists of the acquired leases with below-market rents at the date of acquisition. The fair value attributed to deferred market rent assets, which consist of above-market rents at the date of acquisition, is recorded as a component of deferred costs. Above and below-market lease fair values are determined on a lease-by-lease basis based on the present value (using a discounted rate that reflects the risks associated with the acquired leases) of the difference between the contractual rent amounts to be paid under the lease and the estimated market lease rates for the corresponding spaces over the remaining non-cancelable terms of the related leases including any below-market fixed rate renewal periods. The capitalized below-market lease fair values are amortized as an increase to rental revenue over the initial term and any below-market fixed-rate renewal periods of the related leases. Capitalized above-market lease fair values are amortized as a decrease to rental revenue over the initial term of the related leases.

In conjunction with the Company’s initial public offering and related formation transactions, First Potomac Management, Inc. contributed all of the capital interests in First Potomac Management LLC. The $2.1 million fair value of the in-place workforce acquired has been classified as goodwill and is included as a component of intangible assets on the consolidated balance sheets. In 2011, the Company recognized additional goodwill of $4.8 million representing the residual difference between the consideration transferred for the purchase of 840 First Street, NE, which was acquired in March 2011, and the acquisition date fair value of the identifiable assets acquired and liabilities assumed and deferred taxes representing the difference between the fair value of acquired assets at acquisition and the carryover basis used for income tax purposes. In accordance with accounting requirements regarding goodwill and other intangibles, all acquired goodwill that relates to the operations of a reporting unit and is used in determining the fair value of a reporting unit is allocated to the Company’s appropriate reporting unit in a reasonable and consistent manner.

The Company assesses goodwill for impairment annually at the end of its fiscal year and in interim periods if certain events occur indicating the carrying value may be impaired. The Company performs its analysis for potential impairment of goodwill in accordance with GAAP. In 2011, new accounting guidance was issued, which the Company early adopted, that permits the Company to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test for that reporting unit. The Company assesses the impairment of its goodwill based on such qualitative factors as general economic conditions, industry and market conditions, market competiveness, overall financial performance (such as negative cash flows) and other entity specific events. As of December 31, 2011, the Company concluded that it was more likely than not that the fair value of its goodwill did not exceed its carrying value, and as a result, the Company determined that it was unnecessary to perform any additional testing for goodwill impairment. See footnote 2(q), Application of New Accounting Standards, for further information. No goodwill impairment losses were recognized during the years ended December 31, 2011, 2010 and 2009.

(l) Derivatives and Hedging

The Company is exposed to certain risks arising from business operations and economic factors. The Company uses derivative financial instruments to manage exposures that arise from business activities in which its future exposure to interest rate fluctuations is unknown. The objective in the use of an interest rate derivative is to add stability to interest expenses and manage exposure to interest rate changes. The Company does not use derivatives for trading or speculative purposes and intends to enter into derivative agreements only with counterparties that it believes have a strong credit rating to mitigate the risk of counterparty default or insolvency. No hedging activity can completely insulate the Company from the risks associated with changes in interest rates. Moreover, interest rate hedging could fail to protect the Company or adversely affect it because, among other things:

•	available interest rate hedging may not correspond directly with the interest rate risk for which the Company seeks protection;

•	the duration of the hedge may not match the duration of the related liability;

•	the party owing money in the hedging transaction may default on its obligation to pay; and

•	the credit quality of the party owing money on the hedge may be downgraded to such an extent that it impairs the Company’s ability to sell or assign its side of the hedging transaction.

The Company may designate a derivative as either a hedge of the cash flows from a debt instrument or anticipated transaction (cash flow hedge) or a hedge of the fair value of a debt instrument (fair value hedge). All derivatives are recognized as assets or liabilities at fair value. For effective hedging relationships, the change in the fair value of the assets or liabilities is recorded within equity (cash flow hedge) or through earnings (fair value hedge). Ineffective portions of derivative transactions will result in changes in fair value recognized in earnings. For a cash flow hedge, the Company records its proportionate share of unrealized gains or losses on its derivative instruments associated with its unconsolidated joint ventures within equity and “Investment in affiliates.” The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting any applicable credit enhancements, such as collateral postings, thresholds, mutual inputs and guarantees.

(m) Income Taxes

The Company has elected to be taxed as a REIT. To maintain its status as a REIT, the Company is required to distribute at least 90% of its ordinary taxable income annually to its shareholders and meet other organizational and operational requirements. As a REIT, the Company will not be subject to federal income tax and any non-deductible excise tax if it distributes at least 100% of its REIT taxable income to its shareholders. If the Company fails to qualify as a REIT in any taxable year, it will be subject to federal income tax on its taxable income at regular corporate tax rates. The Company has certain subsidiaries, including a taxable REIT subsidiary (“TRS”) and an entity that has elected be taxed as a REIT (which indirectly owns 500 First Street, NW) that may be subject to federal, state or local taxes, as applicable. A designated REIT will not be subject to federal income tax so long as it meets the REIT qualification requirements and distributes 100% of its REIT taxable income to its shareholders. The Company’s TRS was inactive in 2011, 2010 and 2009. The Company’s subsidiaries acquired properties located in Washington, D.C. during 2011 and 2010, which are subject to local franchise taxes. See footnote 9, Income Taxes for further information.

The Company accounts for deferred income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting basis of assets and liabilities and their respective tax bases and for operating losses, capital losses and tax credit carryovers based on tax rates to be effective when amounts are realized or settled. The Company will recognize deferred tax assets only to the extent that it is more likely than not that they will be realized based on available evidence, including future reversals of existing temporary differences, future projected taxable income and tax planning strategies. The Company may recognize a tax benefit from an uncertain tax position when it is more-likely-than-not (defined as a likelihood of more than 50%) that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. If a tax position does not meet the more-likely-than-not recognition threshold, despite the Company’s belief that its filing position is supportable, the benefit of that tax position is not recognized in the statements of operations. The Company recognizes interest and penalties, as applicable, related to unrecognized tax benefits as a component of income tax expense. The Company recognizes unrecognized tax benefits in the period that the uncertainty is eliminated by either affirmative agreement of the uncertain tax position by the applicable taxing authority, or by expiration of the applicable statute of limitation. For the years ended December 31, 2011, 2010 and 2009, the Company did not record any uncertain tax positions.

(n) Share-Based Compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. For options awards, the Company uses a Black-Scholes option-pricing model. Expected volatility is based on an assessment of the Company’s realized volatility over the preceding five years, which is equivalent to the awards expected life. The expected term represents the period of time the options are anticipated to remain outstanding as well as the Company’s historical experience for groupings of employees that have similar behavior and considered separately for valuation purposes. For non-vested share awards that vest over a predetermined time period, the Company uses the outstanding share price at the date of issuance to fair value the awards. For non-vested shares awards that vest based on performance conditions, the Company uses a Monte Carlo simulation (risk-neutral approach) to determine the value and derived service period of each tranche. The expense associated with the share based awards will be recognized over the period during which an employee is required to provide services in exchange for the award – the requisite service period (usually the vesting period). The fair value for all share-based payment transactions are recognized as a component of income or loss from continuing operations.

(o) Notes Receivable

The Company provides loans to the owners of real estate properties, which can be collateralized by interest in the real estate property. The Company records these investments as “Notes receivable, net” in its consolidated balance sheets. The investments are recorded net of any discount or issuance costs, which are amortized over the life of the respective note receivable using the effective interest method. The Company records interest earned from notes receivable and amortization of any discount or issuance costs within “Interest and other income” in its consolidated statements of operations.

The Company will establish a provision for anticipated credit losses associated with its notes receivable and debt investments when it anticipates that it may be unable to collect any contractually due amounts. This determination is based upon such factors as delinquencies, loss experience, collateral quality and current economic or borrower conditions. The Company’s collectability of its notes receivable may be adversely impacted by the financial stability of the Washington, D.C. region and the ability of its underlying assets to keep current tenants or attract new tenants. Estimated losses are recorded as a charge to earnings to establish an allowance for credit losses that the Company estimates to be adequate based on these factors. Based on the review of the above criteria, the Company did not record an allowance for credit losses for its notes receivable during 2011 and 2010 and made no loans prior to 2010.

(p) Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation, primarily as a result of classifying certain operating results as discontinued operations.

(q) Application of New Accounting Standards

In January 2010, new accounting requirements became effective regarding fair-value measurements. Companies are required to make additional disclosures about recurring or nonrecurring fair value measurements and separately disclose any significant transfers into and out of measurements in the fair-value hierarchy. These new requirements also involve disclosing fair value measurements by “class” instead of “major category” and disclosing the valuation technique and the inputs used in determining the fair value for each class of assets and liabilities. Disclosure requirements regarding Level 1 and Level 2 fair-value measurements were effective for fiscal years beginning after December 15, 2009, and new disclosure requirements for Level 3 fair-value measurements were effective for fiscal years beginning after December 15, 2010. The Company adopted the Level 1 and Level 2 accounting requirements on January 1, 2010 and adopted Level 3 accounting requirements on January 1, 2011. See footnote 13, Fair Value Measurements for further information. The adoption of these accounting requirements did not have a material impact on the Company’s consolidated financial statements.

In July 2010, new accounting guidance regarding specific disclosures was issued that is required for the allowance for credit losses and all finance receivables. Finance receivables include loans, lease receivables and other arrangements with a contractual right to receive money on demand or on fixed or determinable dates that is recognized as an asset on an entity’s statement of financial position. The amendment requires companies to provide disaggregated levels of disclosure by portfolio segment and class to enable users of the consolidated financial statements to understand the nature of credit risk, how the risk is analyzed in determining the related allowance for credit losses and changes to the allowance during the reporting period. The required disclosures under this amendment as of the end of a reporting period were effective for the Company’s December 31, 2010 reporting period and disclosures regarding activities during a reporting period were effective for the Company’s March 31, 2011 interim reporting period. The Company’s adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

In September 2011, new accounting guidance was issued regarding the testing of potential goodwill impairment, which requires goodwill be tested annually for impairment and permits a company to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If a company can support the conclusion that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not need to perform the two-step impairment test for that reporting unit. The required disclosure was effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011. The Company early adopted the new requirements for the year ended December 31, 2011. The Company’s adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

In June 2011, new accounting guidance was issued that allows only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, statement of comprehensive income or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. Also, items that are reclassified from other comprehensive income to net income must be presented on the face of the consolidated financial statements. In the fourth quarter of 2011, the requirements to present reclassifications from other other comprehensive income to net income were indefinitely deferred. The requirements to present other comprehensive income in one of the options mentioned above were effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the new requirements on January 1, 2012. The Company’s adoption of this update will change the order in which certain consolidated financial statements are presented and will provide additional detail on those consolidated financial statements when applicable, but will not have any other impact on its consolidated financial statements.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

(3) Earnings Per Share

Basic earnings or loss per share (“EPS”) is calculated by dividing net income or loss attributable to common shareholders by the weighted average common shares outstanding for the period. Diluted EPS is computed after adjusting the basic EPS computation for the effect of dilutive common equivalent shares outstanding during the period, which include stock options, non-vested shares, preferred shares and Exchangeable Senior Notes. The Company applies the two-class method for determining EPS as its outstanding unvested shares with non-forfeitable dividend rights are considered participating securities. The Company’s excess of distributions over earnings related to participating securities are shown as a reduction in total earnings attributable to common shareholders in the Company’s computation of EPS.

The following table sets forth the computation of the Company’s basic and diluted earnings per share (amounts in thousands, except per share amounts):

	2011	2010	2009
Numerator for basic and diluted earnings per share:
(Loss) income from continuing operations	$(1,499)	$(9,037)	$5,324
Loss from discontinued operations	(7,253)	(2,638)	(1,268)

Net (loss) income	(8,752)	(11,675)	4,056
Less: Net loss (income) from continuing operations attributable to noncontrolling interests	385	181	(151)
Less: Net loss from discontinued operations attributable to noncontrolling interests	303	51	27

Net (loss) income attributable to First Potomac Realty Trust	(8,064)	(11,443)	3,932

Less: Dividends on preferred shares	(8,467)	—	—

Net (loss) income attributable to common shareholders	(16,531)	(11,443)	3,932

Less: Allocation to participating securities	(591)	(596)	(516)

Net (loss) income attributable to common shareholders	$(17,122)	$(12,039)	$3,416

Denominator for basic and diluted earnings per share:
Weighted average shares outstanding – basic	49,323	36,984	27,956
Effect of dilutive shares:
Employee stock options and non-vested shares	—	—	89

Weighted average shares outstanding – diluted	49,323	36,984	28,045

Basic and diluted earnings per share:
(Loss) income from continuing operations	$(0.21)	$(0.26)	$0.16
Loss from discontinued operations	(0.14)	(0.07)	(0.04)

Net (loss) income	$(0.35)	$(0.33)	$0.12

In accordance with accounting requirements regarding earnings per share, the Company did not include the following potential common shares in its calculation of diluted earnings per share as they are anti-dilutive (amounts in thousands):

	2011	2010	2009
Stock option awards	904	836	767
Non-vested share awards	401	323	228
Conversion of Exchangeable Senior Notes (1)	814	1,098	1,735
Series A Preferred Shares (2)	7,674	—	—

	9,793	2,257	2,730

(1)

On December 15, 2011, the Company repaid the outstanding balance of $30.4 million on its Exchangeable Senior Notes. During 2011, 2010 and 2009, each $1,000 principal amount of the Exchangeable Senior Notes was convertible into 28.039 common shares.

(2)	The Company’s Series A Preferred Shares are only convertible into the Company’s common shares upon certain changes in control of the Company.

Rental Property	12 Months Ended
Dec. 31, 2011
Rental Property [Abstract]
Rental Property

(4) Rental Property

Rental property represents property, net of accumulated depreciation, and developable land that are wholly owned or owned by an entity in which the Company has a controlling interest. All of the Company’s rental properties are located within the greater Washington, D.C. region. Rental property consists of the following at December 31 (amounts in thousands):

	2011	2010
Land and land improvements	$384,409	$315,229
Buildings and improvements	1,052,341	933,546
Construction in process	70,362	41,697
Tenant improvements	116,148	88,521
Furniture, fixtures and equipment	5,400	9,894

	1,628,660	1,388,887
Less: accumulated depreciation	(188,999)	(170,990)

	$1,439,661	$1,217,897

Depreciation of rental property is computed on a straight-line basis over the estimated useful lives of the assets. The estimated lives of the Company’s assets range from 5 to 39 years or, in the case of tenant improvements, the shorter of the useful life of the asset or the term of the underlying lease. The tax basis of the Company’s real estate assets was $1,607 million and $1,422 million at December 31, 2011 and 2010, respectively.

Development and Redevelopment Activity

The Company constructs office buildings, business parks and/or industrial buildings on a build-to-suit basis or with the intent to lease upon completion of construction. Also, the Company owns developable land that can accommodate 2.4 million square feet of additional building space. Below is a summary of the approximate building square footage that can be developed on the Company’s developable land and the Company’s current development and redevelopment activity as of December 31, 2011 (amounts in thousands):

Reporting Segment	Developable Square Feet	Square Feet Under Development	Cost to Date of Development Activities	Square Feet Under Redevelopment	Cost to Date of Redevelopment Activities
Washington, D.C.	712	—	$—	135	$1,624
Maryland	250	—	—	—	—
Northern Virginia	568	—	—	—	—
Southern Virginia	841	166	536	—	—

	2,371	166	$536	135	$1,624

On December 28, 2010, the Company acquired 440 First Street, NW, a vacant eight-story, 105,000 square foot office building in the Company’s Washington, D.C. reporting segment. The Company intends to completely redevelop the property, including adding additional square footage. In 2011, the Company purchased 30,000 square feet of transferable development rights for $0.3 million. At December 31, 2011, the Company’s projected incremental investment in the redevelopment project is approximately $25 million.

At December 31, 2011, the Company had completed development and redevelopment activities that have yet to be placed in service on 280,000 square feet, at a cost of $18.6 million, in its Northern Virginia reporting segment. The majority of the costs on the construction projects to be placed in service relate to redevelopment activities at Three Flint Hill, located in the Company’s Northern Virginia reporting segment, which were substantially completed in the third quarter of 2011 at a cost of approximately $13.3 million. The Company will place completed construction activities in service upon the shorter of a tenant taking occupancy or twelve months from substantial completion.

During 2011, the Company completed and placed in-service redevelopment efforts on 93,000 square feet of space, which includes 13,000 square feet in its Maryland reporting segment, 41,000 square feet in its Northern Virginia reporting segment and 39,000 square feet in its Southern Virginia reporting segment. No development efforts were placed in-service in 2011.

During 2010, the Company completed and placed in-service redevelopment efforts on 98,000 square feet of space, which includes 30,000 square feet in its Maryland reporting segment, 14,000 square feet in its Washington, D.C. reporting segment, 23,000 square feet in its Northern Virginia reporting segment and 31,000 square feet in its Southern Virginia reporting segment. No development efforts were placed in-service in 2010.

During 2011, the Company acquired 1005 First Street, NE, in its Washington, D.C. reporting segment. The site currently has a 30,000 square foot building that is occupied by Greyhound Lines, Inc., “Greyhound”, which leased back the site under a ten-year lease agreement with a termination option, at no penalty, after the second year. Greyhound has announced that it intends to relocate its operations to nearby Union Station, at which point the joint venture anticipates developing the 1.6 acre site, which can accommodate development of up to approximately 712,000 square feet of office space. See footnote 5, Acquisitions, for more information.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

(5) Acquisitions

The Company acquired all or a controlling interest in the following properties, which are included in its consolidated financial statements from the date of acquisition, in 2011 and 2010 (dollars in thousands)

	Reporting Segment	Acquisition Date	Property Type			Square Feet		Aggregate Purchase Price				Mortgage Debt Assumed(1)
2011:
440 First Street, NW(fee interest) (2)	Washington, D.C.	1/11/2011		Office		—			$8,000			$—
Cedar Hill / Merrill Lynch Building (3)	Northern Virginia / Maryland(3)	2/22/2011		Office		240,309			33,795			29,982
840 First Street, NE	Washington, D.C.	3/25/2011		Office		248,576			97,738			56,482
One Fair Oaks	Northern Virginia	4/8/2011		Office		214,214			58,036			52,909
Greenbrier Towers	Southern Virginia	7/19/2011		Office		171,902			16,641			—
1005 First Street, NE (4)	Washington, D.C.	8/4/2011		Office		30,414			45,240	(5)		—
Hillside Center	Maryland	11/18/2011		Office		86,189			17,124			14,154

						991,604			$276,574			$153,527

	Reporting Segment	Acquisition Date	Property Type		Square Feet		Aggregate Purchase Price			Mortgage Debt Assumed(1)
2010:
Three Flint Hill	Northern Virginia	4/28/2010	Office		173,762		$13,653				$—
500 First Street, NW	Washington, D.C.	6/30/2010	Office		129,035		67,838				—
Battlefield Corporate Center	Southern Virginia	10/28/2010	Office		96,720		8,310	(7)			—
Redland Corporate Center (6)	Maryland	11/10/2010	Office		347,462		86,358				—
Atlantic Corporate Park	Northern Virginia	11/19/2010	Office		220,610		22,550				—
1211 Connecticut Ave, NW	Washington, D.C.	12/9/2010	Office		125,119		49,500				—
440 First Street, NW (2)	Washington, D.C.	12/28/2010	Office		105,000		15,311				—
Mercedes Center	Maryland	12/29/2010	Industrial		295,673		22,641				14,699

					1,493,381		$286,161				$14,699

(1)	Reflects the fair value of the mortgage debt at the time of acquisition.
(2)

On December 28, 2010, the Company acquired 440 First Street, NW, a vacant eight-story, 105,000 square foot office building in Washington, D.C., for $15.3 million. On January 11, 2011, the Company purchased the fee interest in the property’s ground lease for $8.0 million. In 2011, the Company purchased 30,000 square feet of transferable development rights.

(3)	Cedar Hill and the Merrill Lynch Building were acquired in a portfolio acquisition.
(4)	The property was acquired through a consolidated joint venture in which the Company has a 97% economic and controlling interest.
(5)	Includes a deferred purchase price liability of $8.4 million, which is payable to the seller of the property in 2013.
(6)	The property was acquired through a consolidated joint venture in which the Company has a 97% economic and controlling interest.
(7)	The Company obtained a new $4.3 million mortgage loan to partially fund the acquisition of the property.

The Company incurred $5.0 million and $7.2 million of acquisition-related due diligence and closing costs during 2011 and 2010, respectively. In 2011, the Company incurred $1.8 million and $1.7 million of acquisition cost in the acquisition of 840 First Street, NE and 1005 First Street, NE, respectively. The acquisition costs associated with the remaining 2011 acquisitions listed above were immaterial. In 2010, the Company incurred $1.5 million in acquisition costs related to both 500 First Street, NW and Redland Corporate Center, $0.8 million for 1211Connecticut Ave, NW and $0.7 million for 440 First Street, NW. The acquisition costs associated with the remaining 2010 acquisitions listed above were immaterial.

On August 4, 2011, the Company formed a joint venture, which it has a 97% interest, with an affiliate of Perseus Realty, LLC to acquire 1005 First Street, NE in Washington, D.C. for $46.8 million, of which, $38.4 million was paid at closing and the remaining $8.4 million will be paid in August 2013. The Company recorded the $8.4 million deferred purchase price obligation at its fair value at the time of acquisition within “Accounts payable and other liabilities” in its consolidated balance sheets. The Company determined the fair value of the deferred purchase price by calculating the present value of the obligation that is due in 2013 using a discount rate for comparable transactions. The site is currently occupied by Greyhound Lines, Inc., “Greyhound”, which leased back the site under a ten-year lease agreement with a termination option, at no penalty, after the second year. Greyhound has announced that it intends to relocate its operations to nearby Union Station, at which point the joint venture anticipates developing the 1.6 acre site, which can accommodate development of up to approximately 712,000 square feet of office space. The development of the site will be managed by an affiliate of Perseus Realty, LLC. The property is located in a former industrial area of Washington, D.C. where contaminated soil and/or groundwater are commonly encountered due to past usage. The Company solicited a third party to quantify the remediation needed at the property to remove any contaminates. The third party determined the approximate cost of the site remediation to be $2.4 million, which the Company recorded as an addition to “Accounts payable and other liabilities” on its consolidated balance sheets. At acquisition, the fair value of the noncontrolling interest in the Greyhound property was approximately $1.2 million, which equates to the Company’s joint venture partner’s proportionate share of the purchase price.

On March 25, 2011, the Company acquired 840 First Street, NE, in Washington, D.C. for an aggregate purchase price of $90.0 million, with up to $10.0 million of additional consideration payable in Operating Partnership units upon the terms of a lease renewal by the building’s sole tenant or the re-tenanting of the property through November 2013. Based on an assessment of the probability of renewal and anticipated lease rates, the Company recorded a contingent consideration obligation of $9.4 million at acquisition, which reflects the Company’s estimate of the fair value of the obligation that will be payable to the seller under the terms of the acquisition agreement. In July 2011, the building’s sole tenant renewed its lease through August 2023 on the entire building with the exception of two floors. As a result, the Company issued 544,673 Operating Partnership units to satisfy $7.1 million of its contingent consideration obligation. At December 31, 2011, the remaining contingent consideration obligation was $0.7 million. For information on the assumptions used by the Company in determining fair value, see footnote 13, Fair Value Measurements. Also, upon completion of the final tax return by the prior ownership entity during the third quarter of 2011, the Company recognized a deferred tax liability associated with the carryover basis of the property. As a result, the Company recognized goodwill of approximately $4.8 million on its consolidated balance sheets representing the residual difference between the consideration transferred and the acquisition date fair value of the identifiable assets acquired and liabilities assumed, including deferred taxes representing the difference between the fair value at acquisition and the carryover basis used for income tax purposes.

The fair values of the assets and liabilities acquired in 2011 and 2010 are as follows (amounts in thousands):

	2011	2010
Land	$87,679	$87,786
Acquired tenant improvements	10,240	9,858
Building and improvements	146,358	151,190
Construction in progress	—	15,311
In-place leases	28,967	15,736
Acquired leasing commissions	2,766	4,386
Customer relationships	242	651
Marketing and legal intangible	207	—
Above-market leases acquired	2,772	712
Goodwill	4,830	—

Total assets acquired	284,061	285,630
Below-market leases assumed	(307)	(1,855)
Debt assumed	(153,527)	(14,699)
Deferred tax liability	(4,830)	—
Environmental remediation obligation	(2,350)	—
Deferred purchase price obligation	(6,840)	—
Acquisition related contingent consideration	(9,356)	—

Net assets acquired	$106,851	$269,076

The fair values for the assets and liabilities acquired in 2011 are preliminary as the Company continues to finalize their acquisition date fair value determination.

At December 31, 2011, the weighted average amortization period of the Company’s consolidated intangible assets acquired in 2011 was 7.4 years compared with 6.7 years in 2010. At December 31, 2011, the intangible assets acquired in 2011 were comprised of the following categories with their respective weighted average amortization periods: acquired tenant improvements 7.4 years; in-place leases 7.8 years; acquired leasing commissions 6.4 years; customer relationships 5.0 years; marketing and legal expenses 3.3 years; above-market leases 4.0 years; and below-market leases 6.4 years.

Pro Forma Financial Information (unaudited)

The unaudited pro forma financial information set forth below presents results as of December 31 as if all of the Company’s 2011 acquisitions, and related financings, had occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results that actually would have occurred nor does it intend to indicate future operating results (amounts in thousands, except per share amounts):

	2011	2010
Pro forma total revenues	$181,222	$183,922
Pro forma net loss (1)	$(4,725)	$(8,166)
Pro forma net loss per share – basic and diluted (1)	$(0.27)	$(0.17)

(1)	Acquisition costs of $5.0 million, which were incurred in 2011, were removed from the 2011 operating results and included in the 2010 operating results.

The Company’s 2011 acquisitions contributed total revenues of $21.4 million and a net loss of $3.7 million, which was primarily due to the amortization of certain intangible assets with brief useful lives at 840 First Street, NE, to its consolidated statements of operations for 2011.

Investment in Affiliates	12 Months Ended
Dec. 31, 2011
Investment in Affiliates [Abstract]
Investment in Affiliates

(6) Investment in Affiliates

The Company owns an interest in several properties for which it does not control the activities that are significant to the operations of the properties. As a result, the assets, liabilities and operating results of these noncontrolled properties are not consolidated within the Company’s consolidated financial statements. The Company’s investment in these properties is recorded as “Investment in affiliates” in its consolidated balance sheets. The Company’s investment in affiliates consisted of the following at December 31 (dollars in thousands):

		2011
	Reporting Segment	Ownership Interest	Company Investment	Debt	Recourse Debt
1200 17 th Street, NW	Washington, D.C.	95%	$20,426	$20,000	$—
Metro Place III & IV	Northern Virginia	51%	27,856	50,954	—
1750 H Street, NW	Washington, D.C.	50%	16,749	30,382	—
Aviation Business Park	Maryland	50%	4,699	—	—
RiversPark I and II	Maryland	25%	2,788	28,000	7,000

			$72,518	$129,336	$7,000

		2010
		Ownership Interest	Company Investment	Debt	Recourse Debt
1750 H Street, NW	Washington, D.C.	50%	$16,830	$31,287	$—
Aviation Business Park	Maryland	50%	4,190	—	—
RiversPark I and II	Maryland	25%	2,701	28,000	7,000

			$23,721	$59,287	$7,000

On November 18, 2011, the Company acquired a 51% interest in an unconsolidated joint venture that owns Metro Place III and IV in Fairfax, Virginia for $53.6 million. The acquisition was funded, in part, through the assumption of a $51.0 million mortgage loan, of which $26.0 million was allocable to the Company’s interest in the joint venture, but not recourse to the Company. The balance of the Company’s portion of the purchase price was funded using a draw on its unsecured revolving credit facility and available cash.

On October 12, 2011, an unconsolidated joint venture between the Company and the Akridge Company, in which the Company has a 95% economic interest, acquired 1200 17th Street, NW in Washington, D.C. for a contractual purchase price of $39.6 million. The acquisition was funded, in part, by a new $20 million mortgage loan. The property currently consists of a land parcel that contains an 85,000 square foot office building. The joint venture intends to demolish the existing building and develop a new 170,000 square foot office building. Construction is currently expected to commence in 2012 and is expected to be completed in late 2014. The Company funded its share of the remaining purchase price through a draw on its unsecured revolving credit facility and available cash.

On October 28, 2010, the Company formed a joint venture with AEW Capital Management, L.P. that acquired 1750 H Street, NW, in Washington, D.C. for $65.0 million. The acquisition was funded, in part, through the joint venture’s assumption of a $31.4 million mortgage loan. The Company funded the balance of its portion of the purchase price using a draw on its unsecured revolving credit facility and available cash.

During the third quarter of 2010, the Company used available cash to acquire a $10.6 million first mortgage loan collateralized by Aviation Business Park for $8.0 million. On December 29, 2010, the Company entered into an unconsolidated joint venture with AEW Capital Management, L.P., which it has a 50% interest, and took title to the property through a deed-in-lieu of foreclosure in return for additional consideration to the owner if certain future leasing hurdles are met. The joint venture recognized the acquisition date fair value of $126 thousand in contingent consideration related to the expected payments due to meeting certain leasing hurdles under the terms of a fee agreement with the former owner. As of December 31, 2011, the Company remains liable, in the event of default by the joint venture, for contingent consideration of $63 thousand, or 50% of the total, which reflects its ownership percentage.

The net assets of the Company’s unconsolidated joint ventures consisted of the following at December 31(amounts in thousands):

	2011	2010
Assets:
Rental property, net	$242,767	$104,559
Cash and cash equivalents	4,009	1,706
Other assets	22,734	11,442

Total assets	269,510	117,707

Liabilities:
Mortgage loans (1)	132,370	59,914
Other liabilities	7,207	4,316

Total liabilities	139,577	64,230

Net assets	$129,933	$53,477

(1)	Includes mortgage debt fair value adjustments.

The following table summarizes the results of operations of the Company’s unconsolidated joint ventures. The Company’s share of earnings or losses related to its unconsolidated joint ventures is recorded in its consolidated statements of operations as “Equity in (earnings) losses of affiliates” (amounts in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	The period from March 17, 2009 through December 31, 2009
Total revenues	$13,389	$5,923	$2,121
Total operating expenses	(4,330)	(1,547)	(458)

Net operating income	9,059	4,376	1,663
Depreciation and amortization	(5,725)	(2,695)	(1,087)
Interest expense, net	(3,450)	(2,160)	(955)
Benefit (provision) for income taxes	176	(24)	—

Net income (loss)	$60	$(503)	$(379)

The Company earns various fees from several of its joint ventures, which include management fees, leasing commissions and construction management fees. The Company recognizes fees only to the extent of its non-ownership interest in its unconsolidated joint ventures. The Company recognized $0.6 million, $0.2 million and $0.3 million in fees from joint ventures in 2011, 2010 and 2009, respectively.

Notes Receivable	12 Months Ended
Dec. 31, 2011
Notes Receivable [Abstract]
Notes Receivable

(7) Notes Receivable

Below is a summary of the Company’s notes receivable at of December 31, 2011 and 2010 (dollars in thousands):

	Balance at December 31, 2011
Issued	Face Amount	Unamortized Origination Costs	Balance	Interest Rate	Property
December 2010	$25,000	$(211)	$24,789	12.5%	950 F Street, NW
April 2011	30,000	(128)	29,872	9.0%	America’s Square

	$55,000	$(339)	$54,661

	Balance at December 31, 2010
Issued	Face Amount	Unamortized Origination Costs	Balance	Interest Rate	Property
December 2010	$25,000	$(250)	$24,750	12.5%	950 F Street, NW

In April 2011, the Company provided a $30.0 million subordinated loan to the owners of America’s Square, a 461,000 square-foot office complex in Washington, D.C. that is secured by a portion of the owners’ interest in the property. The loan has a fixed interest rate of 9.0%, matures on May 1, 2016 and is repayable in full on or after October 16, 2012, subject to yield maintenance. The loan requires interest-only payments through May 2013, at which time the loan requires principal and interest payments through its maturity date. The interest rate on the loan is constant throughout the life of the loan. The transaction was funded by a draw on the Company’s unsecured revolving credit facility. The Company recorded interest income of $2.0 million during 2011 and payments under the loan were current at December 31, 2011.

In December 2010, the Company provided a $25.0 million subordinated loan to the owners of 950 F Street, NW, a ten-story, 287,000 square-foot, office/retail building in Washington, D.C. that is secured by a portion of the owners’ interest in the property. The loan has a fixed interest rate of 12.5%, matures on April 1, 2017 and is repayable in full on or after December 21, 2013. The loan is an interest-only loan with a constant interest rate over the life of the loan. The transaction was funded by a draw on the Company’s unsecured revolving credit facility. The Company recorded interest income of $3.2 million and $0.1 million during 2011 and 2010, respectively, and payments under the loan were current at December 31, 2011.

The notes require monthly payments of interest to the Company. During 2011, the Company recorded income from the amortization of origination costs of $0.1 million within “Interest and other income” on its consolidated statements of operations. Income from the amortization of origination costs in 2010 was insignificant and did not exist in 2009.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

(8) Intangible Assets

Intangible assets and deferred market rent liabilities consisted of the following at December 31 (amounts in thousands):

	2011			2010
	Gross Intangibles	Accumulated Amortization	Net Intangibles	Gross Intangibles	Accumulated Amortization	Net Intangibles
In-place leases	$56,422	$(15,543)	$40,879	$53,974	$(29,548)	$24,426

Customer relationships	1,001	(275)	726	884	(248)	636
Leasing commissions	9,500	(2,390)	7,110	7,906	(2,039)	5,867
Marketing and leasing	205	(33)	172	—	—	—
Deferred market rent assets	4,572	(1,368)	3,204	2,525	(1,003)	1,522
Goodwill	6,930	—	6,930	2,100	—	2,100

	$78,630	$(19,609)	$59,021	$67,389	$(32,838)	$34,551

Deferred market rent liability	$9,757	$(4,942)	$4,815	$11,822	$(5,790)	$6,032

The Company recognized $13.6 million, $5.5 million and $5.2 million of amortization expense on intangible assets for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also recognized $0.4 million, $1.4 million and $1.6 million of rental revenue through the net amortization of deferred market rent assets and deferred market rent liabilities for the years ended December 31, 2011, 2010 and 2009, respectively. Losses due to termination of tenant leases and defaults, which resulted in the write-offs of intangible assets, were $0.6 million, $0.2 million and $0.2 million during 2011, 2010 and 2009, respectively.

Projected amortization of intangible assets, including deferred market rent assets and liabilities, as of December 31, 2011, for each of the five succeeding fiscal years is as follows (amounts in thousands):

2012	$10,132
2013	8,621
2014	7,245
2015	6,309
2016	4,973
Thereafter	9,996

$47,276

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(9) Income Taxes

During the fourth quarter of 2010, the Company acquired two properties in Washington, D.C. that was subject to local income-based franchise taxes that are levied by the city of Washington, D.C. at an effective rate of 9.975%. In 2011, the Company acquired two additional properties in Washington, D.C. that are subject to the franchise tax. During 2011, the Company recognized a benefit for income taxes of $0.6 million compared with the recognition of a provision for income taxes of $31 thousand during 2010. Since the Company did not own any properties in Washington, D.C. prior to 2010, it was not subject to any franchise taxes in 2009. The Company also has interests in two unconsolidated joint ventures that own real estate in Washington, D.C. that is subject to the franchise tax. The impact for income taxes related to these unconsolidated joint ventures is reflected within “Equity in (earnings) losses of affiliates” in the Company’s consolidated statements of operations.

The Company recognizes deferred tax assets only to the extent that it is more likely than not that deferred tax assets will be realized based on consideration of available evidence, including future reversals of existing taxable temporary differences, future projected taxable income and tax planning strategies. The Company expects to realize its deferred tax assets over the holding period of the associated properties. The Company’s deferred tax assets and liabilities are primarily associated with differences in the GAAP and tax basis of recently acquired real estate assets, particularly acquisition costs, but also including intangible assets and deferred market rent assets and liabilities, that are associated with properties located in Washington, D.C. and recorded in its consolidated balance sheets.

The Company has not recorded a valuation allowance against its deferred tax assets as it determined that is more likely than not that future operations will generate sufficient taxable income to realize the deferred tax assets. The Company has not recognized any deferred tax assets or liabilities as a result of uncertain tax positions and has no material net operating loss, capital loss or alternative minimum tax carryovers. There was no benefit or provision for income taxes associated with the Company’s discontinued operations for any period presented. At December 31, 2011 and 2010, the Company had deferred tax assets totaling $1.4 million and $0.9 million, respectively, and deferred tax liabilities totaling $5.0 million and $0.7 million, respectively. During 2011 and 2010, the Company recorded its deferred tax assets within “Prepaid expenses and other assets” and recorded its deferred tax liabilities within “Accounts payable and other liabilities” in the Company’s consolidated balance sheets.

As the Company believes it both qualifies as a REIT and will not be subject to federal income tax, a reconciliation between the income tax provision calculated at the statutory federal income tax rate and the actual income tax provision has not been provided.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations

(10) Discontinued Operations

The following table is a summary of property dispositions whose operating results are reflected as discontinued operations in the Company’s consolidated statements of operations (dollars in thousands):

	Reporting Segment	Disposition Date	Property Type	Square Feet	Sale Proceeds	Gain(1)
Owings Mills Business Park (2)	Maryland	11/7/2012	Business Park	38,779	$3,472	$—
Goldenrod Lane	Maryland	5/31/2012	Office	23,518	2,663	161
Woodlands Business Center	Maryland	5/8/2012	Office	37,887	2,885	—
Airpark Place Business Center	Maryland	3/22/2012	Business Park	82,429	5,153	—
Aquia Commerce Center I & II	Northern Virginia	6/22/2011	Office	64,488	11,251	1,954
Gateway West	Maryland	5/27/2011	Office	111,481	4,809	—
Old Courthouse Square	Maryland	2/18/2011	Retail	201,208	10,824	—
7561 Lindbergh Drive	Maryland	6/16/2010	Industrial	36,000	3,911	557
Deer Park	Maryland	4/23/2010	Business Park	171,125	7,511	—

(1)

Impairment losses were recorded for the two buildings sold at Owings Mills Business Park, Airpark Place, Gateway West, Old Courthouse Square and Deer Park prior to their respective dispositions, therefore no gain or additional loss was recognized upon disposal.

(2)	Reflects the sale of two building in the six-building, 219,300 square foot business park.

The Company has had, and will have, no continuing involvement with any of its disposed properties subsequent to their disposal. The operations of the disposed properties were not subject to any income based taxes. The Company did not dispose of or enter into any binding agreements to sell any other properties during 2011, 2010 and 2009.

During the fourth quarter of 2011, the Company entered into a contract, which became binding in January 2012, to sell Airpark Place Business Center, a three-building, 82,400 square foot business park in Gaithersburg, Maryland. The property was sold in March 2012 for net proceeds of $5.3 million. During 2011, the Company recorded impairment charges totaling $3.6 million based on the difference between the contractual sales price less anticipated selling costs and the carrying value of the property. As of December 31, 2011, the Airpark Place Business Center property met the Company’s held for sale criteria and, therefore, the property’s assets were classified within “Assets held for sale” and the property’s related liabilities, which were immaterial, were classified within “Accounts payable and other liabilities” in the Company’s consolidated balance sheets.

The following table summarizes the components of net loss from discontinued operations for the years ended December 31 (amounts in thousands):

	2011	2010	2009
Revenues	$2,876	$6,527	$8,197
Property operating expenses	(1,842)	(3,365)	(4,255)
Depreciation and amortization	(1,147)	(1,993)	(2,316)
Interest expense, net of interest income	(368)	(351)	(353)
Impairment of real estate assets	(8,726)	(4,013)	(2,541)

Loss from operations of disposed properties	(9,207)	(3,195)	(1,268)
Gain on sale of real estate properties	1,954	557	—

Net loss from discontinued operations	$(7,253)	$(2,638)	$(1,268)

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt

(11) Debt

The Company’s borrowings consisted of the following at December 31 (dollars in thousands):

	2011	2010
Mortgage loans, effective interest rates ranging from 4.40% to 7.29%, maturing at various dates through June 2021	$432,023	$319,096
Exchangeable senior notes, net of discounts, effective interest rate of 5.84%, matured December 2011 (1)	—	29,936
Series A senior notes, effective interest rate of 6.41%, maturing June 2013	37,500	37,500
Series B senior notes, effective interest rate of 6.55%, maturing June 2016	37,500	37,500
Secured term loan, effective interest rate of LIBOR plus 3.50%, maturing January 2014 (2)(3)	30,000	40,000
Secured term loan, effective interest rate of LIBOR plus 2.50%, matured August 2011 (3)(4)	—	20,000
Secured term loan, effective interest rate of LIBOR plus 3.50%, matured August 2011 (3)(5)	—	50,000
Unsecured term loan, effective interest rates ranging from LIBOR plus 2.15% to LIBOR plus 2.30%, with staggered maturity dates ranging from July 2016 to July 2018(3)(5)	225,000	—
Unsecured revolving credit facility, effective interest rate of LIBOR plus 2.50%, maturing January 2015 (3)(5)(6)	183,000	191,000

	$945,023	$725,032

(1)

On December 15, 2011, the Company repaid the outstanding balance of its Exchangeable Senior Notes with borrowings under its unsecured revolving credit facility. The principal balance of the Exchangeable Senior Notes was $30.4 million at December 31, 2010.

(2)	In January 2012, the loan’s applicable interest rate increased to LIBOR plus 4.50% and the Company’s repaid $10.0 million of the loan’s outstanding balance.
(3)	At December 31, 2011, LIBOR was 0.30%.
(4)	On August 11, 2011, the Company repaid its $20.0 million secured term loan with borrowings under its unsecured revolving credit facility.
(5)

On July 18, 2011, the Company repaid its $50.0 million secured term loan and paid down $117.0 million of the outstanding balance on its unsecured revolving credit facility with proceeds from the issuance of a three-tranche $175.0 million unsecured term loan, which was subsequently increased to $225.0 million in December 2011 and further expanded to $300.0 million in February 2012.

(6)	The unsecured revolving credit facility matures in January 2014 with a one-year extension at the Company’s option, which it intends to exercise.

(a)	Mortgage Loans

The following table provides a summary of the Company’s mortgage debt at December 31, 2011 and 2010 (dollars in thousands):

Encumbered Property	Contractual Interest Rate	Effective Interest Rate	Maturity Date	December 31, 2011	December 31, 2010
Indian Creek Court (1)	7.80%	5.90%	—	$—	$11,982
403/405 Glenn Drive (2)	7.60%	5.50%	—	—	7,960
4612 Navistar Drive (2)	7.48%	5.20%	—	—	12,189
Aquia Commerce Center I (3)	7.28%	7.28%	—	—	353
Campus at Metro Park North (4)	7.11%	5.25%	February 2012	21,692	22,556
One Fair Oaks	6.31%	6.72%	June 2012	52,604	—
1434 Crossways Blvd Building II	7.05%	5.38%	August 2012	9,099	9,484
Crossways Commerce Center	6.70%	6.70%	October 2012	23,720	24,179
Newington Business Park Center	6.70%	6.70%	October 2012	14,963	15,252
Prosperity Business Center	6.25%	5.75%	January 2013	3,381	3,502
Cedar Hill	6.00%	6.58%	February 2013	15,838	—
Merrill Lynch Building	6.00%	7.29%	February 2013	13,571	—
1434 Crossways Blvd Building I	6.25%	5.38%	March 2013	7,943	8,225
Linden Business Center	6.01%	5.58%	October 2013	6,918	7,080
840 First Street, NE	5.18%	6.05%	October 2013	55,745	—
Owings Mills Business Center	5.85%	5.75%	March 2014	5,338	5,448
Annapolis Business Center	5.74%	6.25%	June 2014	8,360	8,491
Cloverleaf Center	6.75%	6.75%	October 2014	16,908	17,204
Plaza 500, Van Buren Office Park, Rumsey Center, Snowden Center, Greenbrier Technology Center II, Norfolk Business Center, Northridge and 15395 John Marshall Highway	5.19%	5.19%	August 2015	97,681	99,151

Hanover Business Center:
Building D	8.88%	6.63%		August 2015	520	642
Building C	7.88%	6.63%		December 2017	920	1,041
Chesterfield Business Center:
Buildings C,D,G and H	8.50%	6.63%		August 2015	1,369	1,681
Buildings A,B,E and F	7.45%	6.63%		June 2021	2,235	2,398
Mercedes Center– Note 1	4.67%	6.04%		January 2016	4,713	4,761
Mercedes Center – Note 2	6.57%	6.30%		January 2016	9,722	9,938
Gateway Centre Manassas Building I	7.35%	5.88%		November 2016	1,016	1,189
Hillside Center	5.75%	4.62%		December 2016	14,122	—
500 First Street, NW	5.72%	5.79%		July 2020	38,277	38,793
Battlefield Corporate Center	4.26%	4.40%		November 2020	4,149	4,289
Airpark Business Center	7.45%	6.63%		June 2021	1,219	1,308

		5.93	%(5)		432,023	319,096
Unamortized fair value adjustments					(1,147)	(1,578)

					$430,876	$317,518

(1)	The loan was repaid in January 2011 with available cash.
(2)	The loan was repaid in July 2011 with borrowings on the Company’s unsecured revolving credit facility.
(3)	The loan was repaid in April 2011 with available cash.
(4)	The loan was repaid in February 2012 with borrowings on the Company’s unsecured revolving credit facility.
(5)	Weighted average interest rate on total mortgage debt.

The Company’s mortgage debt is recourse solely to specific assets. The Company had 32 and 30 consolidated properties that secured mortgage debt at December 31, 2011 and 2010, respectively.

The Company has obtained or assumed the following mortgages since January 1, 2010 (dollars in thousands):

Month	Year	Property	Effective Interest Rate	Amount
November	2011	Hillside Center	4.62%	$14,154
April	2011	One Fair Oaks	6.72%	52,909
March	2011	840 First Street, NE	6.05%	56,482
February	2011	Cedar Hill	6.58%	16,187
February	2011	Merrill Lynch Building	7.29%	13,796
December	2010	Mercedes Center – Note 1	6.04%	4,761
December	2010	Mercedes Center – Note 2	6.30%	9,938
October	2010	Battlefield Corporate Center	4.40%	4,300
June	2010	500 First Street, NW	5.79%	39,000

The Company has repaid the following mortgages since January 1, 2010 (dollars in thousands):

Month	Year	Property	Effective Interest Rate	Amount
February	2012	Campus at Metro Park North	5.25%	$21,618
July	2011	4612 Navistar Drive	5.20%	11,941
July	2011	403/405 Glenn Drive	5.50%	7,807
April	2011	Aquia Commerce Center I	7.28%	318
January	2011	Indian Creek Court	5.90%	11,982
December	2010	Enterprise Center	5.20%	16,712
November	2010	Park Central II	5.66%	5,305
June	2010	4212 Tech Court	8.53%	1,654

(b) Exchangeable Senior Notes

In December 2011, the Company repaid the outstanding balance of $30.4 million on its Exchangeable Senior Notes with borrowings under its unsecured revolving credit facility. The Exchangeable Senior Notes were issued in December 2006, with an original face value of $125.0 million, for net proceeds of $122.2 million. The Exchangeable Senior Notes were exchangeable into the Company’s common shares, which was adjusted for, among other things, the payment of dividends to the Company’s common shareholders. During 2011, each $1,000 principal amount of the Exchangeable Senior Notes was convertible into 28.039 shares for a total of approximately 0.9 million shares, which was equivalent to an exchange rate of $35.66 per Company common share.

At the time of issuance of the Exchangeable Senior Notes, the Company used $7.6 million of the proceeds to purchase a capped call option that was designed to reduce the potential dilution of common shares upon the exchange of the notes and protect the Company against any dilutive effects of the conversion feature if the market price of the Company’s common shares is between $36.12 and $42.14 per share. The capped call option associated with the Exchangeable Senior Notes was effectively terminated on the notes’ retirement date.

The balance of the Company’s Exchangeable Senior Notes was as follows at December 31, 2010 (in thousands):

Principal amount	$30,450
Unamortized discount	(514)

$29,936

Equity component	$8,696

The allocation of the equity component related to the issuance of the Exchangeable Senior Notes resulted in an effective interest rate of 5.84% on the notes. Total interest expense related to the Company’s Exchangeable Senior Notes is as follows for the years ended December 31 (in thousands):

	2011	2010	2009
Contractual cash interest	$1,167	$1,609	$2,484
Amortization of the discount on the liability component	388	540	866
Amortization of the issuance discount	126	175	280

(c) Senior Notes

On June 22, 2006, the Operating Partnership completed a private placement of unsecured Senior Notes totaling $75.0 million. The transaction was comprised of $37.5 million in 7-year Series A Senior Notes, maturing on June 15, 2013 and bearing a fixed interest rate of 6.41%, and $37.5 million in 10-year Series B Senior Notes, maturing on June 15, 2016 and bearing a fixed interest rate of 6.55% (collectively, the “Senior Notes”). Interest is payable for the Senior Notes on June 15 and December 15 of each year beginning December 15, 2006. The Senior Notes are equal in right of payment with all the Operating Partnership’s other senior unsubordinated indebtedness. As of December 31, 2011, the weighted average interest rate on the Senior Notes was 6.48%. As of December 31, 2011, the Company was in compliance with all of the financial covenants of the Senior Notes. See “(f) Financial Covenants” below for additional information regarding the financial covenants under the Senior Notes.

(d) Term Loans

Unsecured Term Loan

On July 18, 2011, the Company entered into a three-tranche $175.0 million unsecured term loan and used the proceeds to repay a $50.0 million secured term loan, to pay down $117.0 million of the outstanding balance under its unsecured revolving credit facility and for other general corporate purposes. The unsecured term loan’s three tranches have maturity dates staggered in one-year intervals. On December 29, 2011, the Company increased its three-tranche unsecured term loan from $175.0 million to $225.0 million and used the proceeds to repay $49.0 million of the outstanding balance under its unsecured revolving credit facility and for other general corporate purposes. The additional $50.0 million was allocated evenly among Tranche B and Tranche C. The table below shows the outstanding balances of the $225.0 million unsecured term loan at December 31, 2011 (dollars in thousands):

	Maturity Date	Amount	Interest Rate
Tranche A	July 2016	$60,000	LIBOR, plus 215 basis points
Tranche B	July 2017	85,000	LIBOR, plus 225 basis points
Tranche C	July 2018	80,000	LIBOR, plus 230 basis points

		$225,000

In February 2012, the Company further expanded the term loan by $75.0 million, to a total indebtedness of $300.0 million. The proceeds from the term loan expansion were used to pay down $73.0 million of the outstanding balance under the Company’s unsecured revolving credit facility and other general corporate purposes. The term loan agreement contains various restrictive covenants substantially similar to those contained in the Company’s revolving credit facility, including with respect to liens, indebtedness, investments, distributions, mergers and asset sales. In addition, the agreement requires that the Company satisfy certain financial covenants that are also substantially similar to those contained in the Company’s revolving credit facility. The agreement also includes customary events of default, the occurrence of which, following any applicable cure period, would permit the lenders to, among other things, declare the principal, accrued interest and other obligations of the Company under the agreement to be immediately due and payable. As of December 31, 2011, the Company was in compliance with all the financial covenants of the unsecured term loan.

Secured Term Loans

On November 10, 2010, the Company entered into a $50.0 million secured term loan with Key Bank, N.A. that had a maturity date in February 2011, which was extended to August 2011. On July 18, 2011, the Company repaid its $50.0 million secured term loan with proceeds from the issuance of an unsecured term loan.

On December 29, 2009, the Company refinanced a $50.0 million secured term loan, issued in August 2007, which resulted in the repayment of $10.0 million of the principal balance and the restructuring of the remaining balance. The remaining balance was divided into four $10 million loans, with their maturities staggered in one-year intervals beginning January 15, 2011 and ending on January 15, 2014. On January 14, 2011, the Company repaid the first $10.0 million loan with available cash. On January 13, 2012, the Company repaid the second $10.0 million loan with available cash. At December 31, 2011, the loan’s applicable interest rate was LIBOR plus 350 basis points, which increased by 100 basis points on January 1, 2012 and will increase by 100 basis points every year, to a maximum of 550 basis points. Interest on the loan is payable on a monthly basis.

On December 29, 2009, the Company repaid $30.0 million of the $50.0 million outstanding balance of a secured term loan, which was issued in August 2008, with borrowings on its unsecured revolving credit facility. The repayment did not impact the terms of the secured term loan. On August 11, 2011, the Company repaid its $20.0 million secured term loan with borrowings under its unsecured revolving credit facility.

The Company’s remaining secured term loan contains several restrictive covenants, which in the event of non-compliance may cause the outstanding balance of the loan to become immediately payable. As of December 31, 2011, the Company was in compliance with all the financial covenants of the term loan.

(e) Unsecured Revolving Credit Facility

During the second quarter of 2011, the Company amended and restated its unsecured revolving credit facility. Under the new agreement, the capacity of the Company’s unsecured revolving credit facility was expanded from $225.0 million to $255.0 million and the maturity date was extended to January 2014 with a one-year extension at the Company’s option, which it intends to exercise. The interest rate on the unsecured revolving credit facility decreased from a range of LIBOR plus 275 to 375 basis points to a range of LIBOR plus 200 to 300 basis points, depending on the Company’s overall leverage. At December 31, 2011, LIBOR was 0.30% and the applicable spread on the Company’s unsecured revolving credit facility was 250 basis points.

The weighted average borrowings outstanding under the unsecured revolving credit facility were $147.2 million with a weighted average interest rate of 2.9% during 2011, compared with $123.4 million and 3.5%, respectively, during 2010. The Company’s maximum outstanding borrowings were $232.0 million and $202.0 million during 2011 and 2010, respectively. At December 31, 2011, outstanding borrowings under the unsecured revolving credit facility were $183.0 million with a weighted average interest rate of 2.8%. The Company is required to pay an annual commitment fee of 0.25% based on the amount of unused capacity under the unsecured revolving credit facility. As of December 31, 2011, the available capacity under the unsecured revolving credit facility was $72.0 million. The Company’s ability to borrow under the credit facility is subject to its satisfaction of certain financial and restrictive covenants. As of December 31, 2011, the Company was in compliance with all the financial covenants of the unsecured revolving credit facility.

(f) Financial Covenants

The Company’s outstanding corporate debt agreements contain specific financial covenants that may impact future financing decisions made by the Company or may be impacted by a decline in operations. These covenants differ by debt instrument and relate to the Company’s allowable leverage, minimum tangible net worth, fixed charge coverage and other financial metrics. As of December 31, 2011, the Company was in compliance with all of the financial covenants of its outstanding debt agreements.

At December 31, 2011, the Company was near the required ratios or thresholds for certain of the covenants, including the consolidated debt yield and distribution payout ratio under the Senior Notes, the unencumbered pool leverage ratio of the revolving credit facility and unsecured term loan, and the maximum consolidated total indebtedness under the revolving credit facility, unsecured term loan, secured term loan and Senior Notes. The consolidated debt yield covenant under the Senior Notes is currently being impacted by three significant factors—vacancy in certain of the Company’s operating properties and related tenant improvement costs incurred in connection with the lease up those properties, the impact of acquisition costs and the Company’s overall leverage levels. The impact of acquisition costs is unique to the calculation of the consolidated debt yield covenant in the Senior Notes. As a result of the stress on the consolidated debt yield covenant, the Company may be limited in its ability to pursue additional developments, redevelopments or acquisitions that may not be initially accretive to its results of operations but would otherwise be in the best interests of the Company’s shareholders. The dividend payout ratio covenant under the Senior Notes also is currently impacted by, among other things, impairment charges, which reduce FFO solely for purposes of this covenant calculation. As such, the Company may be required to limit or restrict its ability to sell underperforming properties, which may otherwise be in the best interests of the shareholders, and/or curtail its distributions to common shareholders if the Company otherwise determines that the dividend payout ratio would be adversely impacted. In addition, as a result of the stress on these covenants, the Company’s ability to draw on the revolving credit facility or incur other additional debt may be limited, and the Company may be forced to raise additional equity to repay the Senior Notes or other debt.

Moreover, the Company’s continued ability to borrow under the revolving credit facility is subject to compliance with financial and operating covenants, and a failure to comply with any of these covenants could result in a default under the credit facility. As noted above, the Company is near the required ratios or thresholds for certain of the financial covenants in its debt agreements and can provide no assurance that it will be able to continue to comply with these covenants in future periods. These debt agreements also contain cross-default provisions that would be triggered if the Company is in default under other loans in excess of certain amounts. For example, an event of default under the Senior Notes would create an event of default under our other senior debt instruments. In the event of a default, the lenders could accelerate the timing of payments under the debt obligations and the Company may be required to repay such debt with capital from other sources, which may not be available on attractive terms, or at all, which would have a material adverse effect on the Company’s liquidity, financial condition, results of operations and ability to make distributions to our shareholders.

(g) Interest Rate Swap Agreements

At December 31, 2011, the Company had hedged $200.0 million of its variable rate debt through six interest rate swap agreements. On January 18, 2012, the Company fixed LIBOR at 1.394% on $25.0 million of its variable rate debt through an interest rate swap agreement that matures on July 18, 2018.

See footnote 12, Derivative Instruments and Comprehensive (Loss) Income for more information about the Company’s interest rate swap agreements.

(h) Aggregate Debt Maturities

The Company’s aggregate debt maturities as of December 31, 2011 are as follows (amounts in thousands):

2012(1)	$138,481
2013	153,248
2014	43,549
2015(2)	278,159
2016	124,835
Thereafter	205,604

943,876
Unamortized fair value adjustments	1,147

$945,023

(1)

Includes a $10.0 million principal payment on the Company’s secured term loan that was paid in January and the repayment of the $21.6 million mortgage loan that encumbered Campus at Metro Park North in February.

(2)

The Company’s unsecured revolving credit facility matures in January 2014 and provides for a one-year extension of the maturity date at the Company’s option, which it intends to exercise. The table above assumes the Company exercises the one-year extension.

Derivative Instruments and Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Comprehensive (Loss) Income [Abstract]
Derivative Instruments and Comprehensive (Loss) Income

(12) Derivative Instruments and Comprehensive (Loss) Income

The Company’s interest rate swap agreements are designated as effective cash flow hedges and the Company records any unrealized gains associated with the change in fair value of the swap agreements within “Accumulated other comprehensive loss” and “Prepaid expenses and other assets” and any unrealized losses within “Accumulated other comprehensive loss” and “Accounts payable and other liabilities.” At December 31, 2011, the Company presented the gross value of its unrealized losses associated with its interest rate swaps within “Accumulated other comprehensive loss” on its consolidated balance sheets. The Company records its proportionate share of unrealized gains or losses on its cash flow hedges associated with its unconsolidated joint ventures within “Accumulated other comprehensive loss” and “Investment in affiliates.” The Company records any cash received or paid as a result of each interest rate swap agreement’s fixed rate deviating from its respective loan’s contractual rate within “Interest expense” in its consolidated statements of operations. The Company did not have any ineffectiveness associated with its cash flow hedges in 2011, 2010 and 2009 and does not expect any future ineffectiveness. Therefore, no amounts have been or are expected to be reclassified from “Accumulated other comprehensive loss” into earnings.

The Company enters into interest rate swap agreements to hedge its exposure on its variable rate debt against fluctuations in prevailing interest rates. The interest rate swap agreements fix LIBOR to a specified interest rate; however, the swap agreements do not affect the contractual spreads associated with each variable debt instrument’s applicable interest rate. At December 31, 2011, the Company had hedged $200.0 million of its variable rate debt through six interest rate swap agreements that are summarized below (dollars in thousands):

Effective Date	Maturity Date	Amount	Interest Rate Contractual Component	Fixed LIBOR Interest Rate
January 2011	January 2014	$50,000	LIBOR	1.474%
July 2011	July 2016	35,000	LIBOR	1.754%
July 2011	July 2016	25,000	LIBOR	1.7625%
July 2011	July 2017	30,000	LIBOR	2.093%
July 2011	July 2017	30,000	LIBOR	2.093%
September 2011	July 2018	30,000	LIBOR	1.660%

		$200,000

On January 18, 2012, the Company fixed LIBOR at 1.394% on $25.0 million of its variable rate debt through an interest rate swap agreement that matures on July 18, 2018.

The Company had two interest rate swap agreements, which were entered into during 2008, that matured in August 2010. In September 2008, the Company entered into an interest rate swap agreement that fixed the $28.0 million variable rate mortgage loan encumbering RiversPark I and II. On March 17, 2009 and January 1, 2010, the Company deconsolidated the joint ventures that own RiversPark II and RiversPark I, respectively. As a result, the $28.0 million mortgage loan and related interest rate swap for RiversPark I and II are not consolidated in the Company’s consolidated financial statements as of the date the properties were deconsolidated.

Total comprehensive (loss) income is summarized as follows (amounts in thousands):

	2011	2010	2009
Net (loss) income	$(8,752)	$(11,675)	$4,056
Unrealized (loss) gain on derivative instruments	(5,569)	1,067	1,314

Total comprehensive (loss) income	(14,321)	(10,608)	5,370
Comprehensive loss (income) attributable to noncontrolling interests	954	209	(156)

Comprehensive (loss) income attributable to First Potomac Realty Trust	$(13,367)	$(10,399)	$5,214

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

(13) Fair Value Measurements

The Company adopted accounting provisions that outline a valuation framework and create a fair value hierarchy, which distinguishes between assumptions based on market data (observable inputs) and a reporting entity’s own assumptions about market data (unobservable inputs). The new disclosures increase the consistency and comparability of fair value measurements and the related disclosures. Fair value is identified, under the standard, as the price that would be received to sell an asset or paid to transfer a liability between willing third parties at the measurement date (an exit price). In accordance with GAAP, certain assets and liabilities must be measured at fair value, and the Company provides the necessary disclosures that are required for items measured at fair value as outlined in the accounting requirements regarding fair value.

Financial assets and liabilities, as well as those non-financial assets and liabilities requiring fair value measurement, are measured using inputs from three levels of the fair value hierarchy.

The three levels are as follows:

Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. An active market is defined as a market in which transactions for the assets or liabilities occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active (markets with few transactions), inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs derived principally from or corroborated by observable market data correlation or other means (market corroborated inputs).

Level 3—Unobservable inputs, only used to the extent that observable inputs are not available, reflect the Company’s assumptions about the pricing of an asset or liability.

In accordance with accounting provisions and the fair value hierarchy described above, the following table shows the fair value of the Company’s consolidated assets and liabilities that are measured on a non-recurring and recurring basis as of December 31, 2011 and 2010 (amounts in thousands):

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Non-recurring Measurements:
Impaired real estate assets	$10,583	$—	$5,250	$5,333

Recurring Measurements:
Derivative instrument-swap agreements	6,129	—	6,129	—
Contingent consideration related to acquisition of:
Corporate Campus at Ashburn Center	1,448	—	—	1,448
840 First Street, NE	745	—	—	745

	Balance at December 31, 2010	Level 1	Level 2	Level 3
Non-recurring Measurements:
Impaired real estate assets	$10,950	$—	$10,950	$—

Recurring Measurements:
Derivative instrument-swap agreement	396	—	396	—
Contingent consideration related to acquisition of:
Corporate Campus at Ashburn Center	1,398	—	—	1,398

Impairment of Real Estate Assets

The Company regularly reviews market conditions for possible impairment of a property’s carrying value. When circumstances such as adverse market conditions, changes in management’s intended holding period or potential sale to a third party indicate a possible impairment of a property, an impairment analysis is performed.

During the fourth quarter of 2011, the Company reduced its intended holding period for its Woodlands Business Center and Goldenrod Lane properties, which are both located in the Company’s Maryland reporting segment. Based on an analysis of each properties’ cash flows over the Company’s reduced holding period for each respective property, the Company recorded impairment charges of $1.6 million and $0.9 million, respectively, in the fourth quarter of 2011. The Company determined the fair value of the properties through an assessment of market data and through an income approach based on discounted cash flows anticipated over a reduced holding period.

During the third quarter of 2011, the Company reduced its intended holding period for its Airpark Place Business Center property, which is located in its Maryland reporting segment. Based on an analysis of the property’s anticipated cash flows over the Company’s reduced holding period for the property, the Company recorded a $3.1 million impairment charge in the third quarter of 2011. In January 2012, the Company entered into a binding contract to sell the property and recorded a $0.4 million impairment charge to reduce the property’s carrying value to reflect its fair value, less any potential selling costs at December 31, 2011. The property was sold in March 2012 for net proceeds of approximately $5.3 million. As of December 31, 2011, the property met the Company’s guidelines to classify its assets and related liabilities as held-for-sale in the Company’s consolidated balance sheets and reflected its operating results as discontinued operations in the Company’s consolidated statements of operations. The Company determined the fair value of the property based on the execution of the letter of intent.

On December 29, 2010, the Company acquired Mercedes Center, which is located in the Company’s Maryland reporting segment. Due to the bankruptcy of an acquired tenant, the Company realized an impairment charge of $2.4 million to reflect the fair value of the intangible asset associated with the tenant’s lease, which was determined to have no value. The non-recoverable value of the intangible assets was based on, among other items, an analysis of current market rates, the present value of future cash flows that were discounted using capitalization rates, lease renewal probabilities, hypothetical leasing timeframes, historical leasing commissions, expected value of tenant improvements and recently executed leases.

In September 2010, the Company reduced its anticipated holding period for its Old Courthouse Square property, which is located in the Company’s Maryland reporting segment. The Company entered into a non-binding contract to sell the asset in October 2010. As a result, the Company realized a $3.4 million impairment charge to reduce the property’s carrying value to reflect its fair value, less any potential selling costs. The property was sold on February 18, 2011 for net proceeds of $10.8 million. The Company determined the fair value of the property through an assessment of market data in working with a real estate broker on the transaction and based on the execution of a non-binding letter of intent. The fair value was further validated through an income approach based on discounted cash flows that reflected a reduced holding period.

The Company incurred impairment charges of $8.7 million, $6.4 million and $2.5 million during 2011, 2010 and 2009, respectively. Of the total impairment charges recorded, $2.4 million related to Mercedes Center was recorded in 2010 and is reflected within continuing operations on its consolidated statements of operations as the property remains in the Company’s portfolio. The remaining impairment charges incurred during 2011, 2010 and 2009 relate to properties that were subsequently disposed of, including Airpark Place Business Center, Woodlands Business Center and Goldenrod, which were sold in 2012, and are recorded within discontinued operations on the Company’s consolidated statements of operations.

Interest Rate Derivatives

At December 31, 2011, the Company had hedged $200.0 million of its variable rate debt through six interest rate swap agreements. See footnote 12, Derivative Instruments and Comprehensive (Loss) Income, for more information about the Company’s interest rate swap agreements.

The interest rate derivatives are fair valued based on prevailing market yield curves on the measurement date. The Company uses a third party to value its interest rate swap agreements. The third party takes a daily “snapshot” of the market to obtain close of business rates. The snapshot includes over 7,500 rates including LIBOR fixings, Eurodollar futures, swap rates, exchange rates, treasuries, etc. This market data is obtained via direct feeds from Bloomberg and Reuters and from Inter-Dealer Brokers. The selected rates are compared to their historical values. Any rate that has changed by more than normal mean and related standard deviation would be considered an outlier and flagged for further investigation. The rates are then compiled through a valuation process that generates daily valuations, which are used to value the Company’s interest rate swap agreements. The Company’s interest rate swap derivatives are an effective cash flow hedge and any change in fair value is recorded in the Company’s equity section as “Accumulated Other Comprehensive Loss.”

A summary of the Company’s interest rate derivative liabilities which are included in “Accounts payable and other liabilities” in the Company’s consolidated balance sheets, is as follows (amounts in thousands):

	Year Ended December 31,
	2011	2010
Beginning balance at January1,	$396	$1,741
Deconsolidation (1)	—	(396)
Unrealized loss (gain)	5,733	(949)

Ending balance at December 31,	$6,129	$396

(1)

On January 1, 2010, the Company deconsolidated RiversPark I and all its assets and liabilities, including its interest rate derivative liability, were removed from the Company’s consolidated balance sheets.

Contingent Consideration

As discussed in footnote 5, Acquisitions, the Company had contingent consideration associated with the purchase of 840 First Street, NE. The fair value was based, in part, on significant inputs, which are not observable in the market and, therefore, represent a Level 3 measurement in accordance with the fair value hierarchy.

The Company has a contingent consideration obligation associated with the 2009 acquisition of Corporate Campus at Ashburn Center (“Ashburn Center”). As part of the acquisition price of Ashburn Center, the Company entered into a fee agreement with the seller under which the Company will be obligated to pay additional consideration upon the property achieving stabilization per specified terms of the agreement. The Company determines the fair value of the obligation through an income approach based on discounted cash flows that project stabilization being achieved within a certain timeframe. The more significant inputs associated with the fair value determination of the contingent consideration include estimates of capitalization rates, discount rates and various assumptions regarding the property’s operating performance and profitability. During the first quarter of 2010, the Company fully leased the Ashburn Center property, which resulted in an increase in its potential obligation, and recorded a $0.7 million increase in its contingent consideration to reflect the increase in the Company’s potential obligation with a corresponding entry to “Change in contingent consideration related to acquisition of property” in its consolidated statements of operations. The Company has classified its contingent consideration liabilities within “Accounts payable and other liabilities” and any changes in its fair value subsequent to their acquisition date valuation are charged to earnings. Since the Company uses discounted cash flows over a stabilization period to value its contingent consideration related to Ashburn Center, the determination of the fair value of contingent consideration performed in a subsequent period reflects a reduction in the period to achieve stabilization and an increase in the likelihood reaching fulfillment of the obligation. As a result, the Company’s contingent consideration will immaterially increase over time. In the fourth quarter of 2011, the Company recorded a $50 thousand increase in its contingent consideration liability related to Ashburn Center that reflected a reduction of the period to reach stabilization. The fair value was based, in part, on significant inputs, which are not observable in the market, thus representing a Level 3 measurement in accordance with the fair value hierarchy.

A summary of the Company’s consolidated contingent consideration obligations is as follows (amounts in thousands):

	Year Ended December 31,
	2011	2010
Beginning balance at January1,	$1,398	$688
Realized gain on settlement of obligation	(1,487)	—
Unrealized loss on change in fair value	50	710
Additions to contingent consideration obligations	9,356	—
Settlement of contingent consideration obligation	(7,124)	—

Ending balance at December 31,	$2,193	$1,398

With the exception of its contingent consideration obligations, the Company did not re-measure or complete any transactions involving non-financial assets or non-financial liabilities that are measured on a recurring basis during the years ended December 31, 2011 and 2010. Also, no transfers into and out of fair value measurements levels occurred during the years ended December 31, 2011 and 2010.

Financial Instruments

The carrying amounts of cash equivalents, accounts and other receivables, accounts payable and other liabilities, with the exception of any items listed above, approximate their fair values due to their short-term maturities. The Company calculates the fair value of its notes receivable and debt instruments by discounting future contractual principal and interest payments using prevailing market rates for securities with similar terms and characteristics at the balance sheet date. The carrying amount and estimated fair value of the Company’s notes receivable and debt instruments at December 31 are as follows (amounts in thousands):

	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Notes receivable (1)	$54,661	$55,000	$24,750	$24,750

Financial Liabilities:
Mortgage debt	$432,023	$437,593	$319,096	$316,169
Exchangeable senior notes (2)	—	—	29,936	30,412
Series A senior notes	37,500	39,128	37,500	37,850
Series B senior notes	37,500	41,383	37,500	37,251
Secured term loans (3)	30,000	29,990	110,000	109,976
Unsecured term loan	225,000	224,388	—	—
Unsecured revolving credit facility	183,000	182,740	191,000	191,073

Total	$945,023	$955,222	$725,032	$722,731

(1)	The face value of the Company’s notes receivable was $55.0 million at December 31, 2011 and $25.0 million at December 31, 2010.
(2)	During the fourth quarter of 2011, the Company repaid the outstanding balance of $30.4 million on its Exchangeable Senior Notes. The face value of the notes was $30.4 million at December 31, 2010.
(3)	During 2011, the Company repaid two secured term loans, which totaled $70.0 million, and made a $10.0 million principal payment on its remaining secured term loan.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(14) Commitments and Contingencies

(a) Operating Leases

The Company’s rental properties are subject to non-cancelable operating leases generating future minimum contractual rental payments, which as of December 31, 2011 are as follows (dollars in thousands):

	Future minimum rents	% of square feet under leases expiring
2012	$156,003	18%
2013	143,793	17%
2014	116,945	14%
2015	100,823	12%
2016	88,107	10%
Thereafter	257,640	29%

	$863,311	100%

At December 31, 2011, the Company’s consolidated portfolio was 81.8% occupied by 608 tenants. Excluding the Company’s fourth quarter 2010 acquisitions of Atlantic Corporate Park, which was vacant at acquisition, and Redland Corporate Center II, which was 99% vacant at acquisition, the Company’s consolidated portfolio was 84.0% occupied at December 31, 2011. The Company does not include square footage that is in development or redevelopment in its occupancy calculation.

The Company rents office space for its corporate headquarters under a non-cancelable operating lease, which it entered into upon relocating its corporate headquarters in 2005. The Company subleased its former corporate office space to three tenants. The lease on the Company’s former corporate office, along with the three related sublease agreements, expired on December 31, 2010 and the Company was released from all its obligations under the terms of the original lease on its former corporate office space.

During the fourth quarter of 2011, the Company entered into a new lease agreement at its corporate headquarters, which expanded its corporate office space by an additional 19,000 square feet. The Company will receive an allowance of $1.3 million for tenant improvements to renovate the office space. The lease agreement will expire on January 31, 2021. During the first quarter of 2012, the Company entered into a lease agreement for 6,000 square feet in Washington, D.C., which will serve as a temporary location for the Company’s Washington, D.C. office. The lease commenced in early 2012 and will expire on November 30, 2013.

Rent expense incurred under the terms of the corporate office leases, net of subleased revenue, was $0.6 million for each of the years ended December 31, 2011, 2010 and 2009, respectively.

Future minimum rental payments under the Company’s corporate office leases, which reflect $0.4 million in future rent abatements, are summarized as follows (amounts in thousands):

Future minimum rent
2012	$1,336
2013	1,495
2014	1,741
2015	1,789
2016	1,839
Thereafter	8,049

$16,249

(b) Legal Proceedings

The Company is subject to legal proceedings and claims arising in the ordinary course of its business. In the opinion of the Company’s management and legal counsel, the amount of ultimate liability with respect to these actions will not have a material effect on the results of operations or financial position of the Company.

(c) Contingent Consideration

In the course of acquiring properties, outright or through joint ventures, the Company may enter into certain arrangements in which additional consideration may be owed to the seller of the property if certain pre-established conditions are met. The contingent consideration owned to the seller is initially recorded at its fair value within “Accounts payable and other liabilities” on the Company’s consolidated balance sheets. Any changes in fair value to the contingent consideration are recorded as gains or losses on the Company’s consolidated statements of operations. See footnote 13, Fair Value Measurements, for more information of the Company’s contingent consideration obligations

The Company entered into an unconsolidated joint venture with AEW Capital Management, L.P. to own a 50% interest in Aviation Business Park—see footnote 6, Investment in Affiliates, for further information. The joint venture recognized the acquisition date fair value of $126 thousand in contingent consideration related to Aviation Business Park under the terms of a fee agreement with the former owner. The assets, liabilities and operating results of Aviation Business Park are not consolidated on the Company’s consolidated financial statements. As of December 31, 2011, the Company remains liable, in the event of default by the joint venture, for approximately $63 thousand, or 50% of the total, which reflects its ownership percentage.

(d) Capital Commitments

As of December 31, 2011, the Company had development and redevelopment contractual obligations, which include amounts accrued at December 31, 2011, of $1.9 million outstanding, primarily related to redevelopment activities at Three Flint Hill, located in the Company’s Northern Virginia reporting segment, which underwent a complete redevelopment that was substantially completed during the third quarter of 2011. As of December 31, 2011, the Company had capital improvement obligations of $1.5 million outstanding. Capital improvement obligations represent commitments for roof, asphalt, HVAC and common area replacements contractually obligated as of December 31, 2011. Also, as of December 31, 2011, the Company had $10.2 million of tenant improvement obligations, of which the majority related to a tenant at Redland Corporate Center II & III, which is located in the Company’s Maryland reporting segment. The Company anticipates meeting its contractual obligations related to its construction activities with cash from its operating activities. In the event cash from the Company’s operating activities is not sufficient to meet its contractual obligations, the Company can access additional capital through its unsecured revolving credit facility. At December 31, 2011, the Company had $72.0 million available under its unsecured revolving credit facility. The Company had no other material contractual obligations as of December 31, 2011.

The Company remains liable, for its proportionate ownership percentage, to fund any capital shortfalls or commitments from properties owned through unconsolidated joint ventures.

The Company has various obligations to certain local municipalities associated with its development projects that will require completion of specified site improvements, such as sewer and road maintenance, grading and other general landscaping work. As of December 31, 2011, the Company remained liable to the local municipalities for $2.2 million in the event that it does not complete the specified work. The Company intends to complete the improvements in satisfaction of these obligations.

(e) Insurance

The Company carries insurance coverage on its properties with policy specifications and insured limits that it believes are adequate given the relative risk of loss, cost of the coverage and standard industry practice. However, certain types of losses (such as from terrorism, earthquakes and floods) may be either uninsurable or not economically insurable. Further, certain of the properties are located in areas that are subject to earthquake activity and floods. Should a property sustain damage as a result of a terrorist act, earthquake or flood, the Company may incur losses due to insurance deductibles, co-payments on insured losses or uninsured losses. Should an uninsured loss occur, the Company could lose some or all of its capital investment, cash flow and anticipated profits related to one or more properties.

Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity

(15) Equity

In January 2011, the Company issued 4.6 million 7.750% Series A Preferred Shares at a price of $25.00 per share, which generated net proceeds of $111.0 million, net of issuance costs. The issuance costs were recorded as a reduction to the Company’s “Additional paid in capital” in its consolidated balance sheets. Dividends on the Series A Preferred Shares are cumulative from the date of original issuance and payable on a quarterly basis beginning on February 15, 2011. The Series A Preferred Shares are convertible into the Company’s common shares upon a change in control of the Company and have no maturity date or voting rights. The Company can redeem the Series A Preferred Shares, at their par value plus accrued and unpaid dividends, any time after January 18, 2016. The Company used the proceeds from the issuance of its Series A Preferred Shares to pay down $105.0 million of the outstanding balance on its unsecured revolving credit facility and for other general corporate purposes.

In November 2010, the Company issued 11.5 million common shares at a price of $15.50 per share, which generated net proceeds of approximately $170.4 million, net of issuance costs. The Company used the majority of the proceeds to pay down a portion of the outstanding balance on its unsecured revolving credit facility, to fund the acquisition of Atlantic Corporate Park and for other general corporate purposes. During the second quarter of 2010, the Company issued 880,648 common shares in exchange for $13.03 million of Exchangeable Senior Notes. During the first quarter of 2010, the Company issued 6.3 million common shares at a price of $14.50 per share, which generated net proceeds of $87.1 million, net of issuance costs. The Company used $82.9 million of the proceeds to pay down a portion of the outstanding balance on its unsecured revolving credit facility and the remainder for other general corporate purposes.

In 2010, the Company increased the number of shares that could be issued through its controlled equity offering program by 5.0 million shares. The table below summarizes the shares issued through the controlled equity offering program since 2010 (in thousands, except per dollar amounts):

Year	Common Shares Issued	Weighted Average Offering Price per Share	Net Proceeds
2012(1)	245	$14.83	$3,599
2011	255	14.19	3,585
2010	480	15.46	7,326

(1)	Represents activity though February 24, 2012. The Company has 4.3 million shares available for issuance through its controlled equity offering program.

The Company declared and paid dividends per share on its common stock of $0.80, $0.80 and $0.94 during 2011, 2010 and 2009, respectively. The Company declared and paid dividends of $1.59844 per share on its Series A Preferred Shares during 2011. On January 24, 2012, the Company declared a dividend of $0.20 per common share, equating to an annualized dividend of $0.80 per common share. The dividend was paid on February 10, 2012 to common shareholders of record as of February 3, 2012. The Company also declared a dividend of $0.484375 per share on its Series A Preferred Shares. The dividend was paid on February 10, 2012 to preferred shareholders of record as of February 3, 2012. Dividends on all non-vested share awards are recorded as a reduction of shareholders’ equity. For each dividend paid by the Company on its common and preferred shares, the Operating Partnership distributes an equivalent distribution on its Operating Partnership common and preferred units.

The Company’s unsecured revolving credit facility, unsecured term loan, secured term loan and senior notes contain certain restrictions that include, among other things, requirements to maintain specified coverage ratios and other financial covenants, which may limit the Company’s ability to make distributions to its common and preferred shareholders. Further, distributions with respect to the Company’s common shares are subject to its ability to first satisfy its obligations to pay distributions to the holders of its Series A Preferred Shares.

For federal income tax purposes, dividends to shareholders may be characterized as ordinary income, return of capital or capital gains. The characterization of the dividends declared on the Company’s common and preferred shares for 2011, 2010 and 2009 are as follows:

	Common Shares			Preferred Shares
	2011	2010	2009	2011
Ordinary income	36.12%	70.38%	100.00%	100.00%
Return of capital	63.88%	29.62%	—	—

Noncontrolling Interests	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests [Abstract]
Noncontrolling Interests

(16) Noncontrolling Interests

(a) Noncontrolling Interests in Operating Partnership

Noncontrolling interests relate to the common interests in the Operating Partnership not owned by the Company. Interests in the Operating Partnership are owned by limited partners who contributed buildings and other assets to the Operating Partnership in exchange for common Operating Partnership units. Limited partners have the right to tender their units for redemption in exchange for, at the Company’s option, common shares of the Company on a one-for-one basis or cash based on the fair value of the Company’s common shares at the date of redemption. Unitholders receive a distribution per unit equivalent to the dividend per common share. Differences between amounts paid to redeem noncontrolling interests and their carrying values are charged or credited to equity. As a result of the redemption feature of the Operating Partnership units, the noncontrolling interests are recorded outside of permanent equity.

Noncontrolling interests are presented at the greater of their fair value or their cost basis, which is comprised of their fair value at issuance, subsequently adjusted for the noncontrolling interests’ share of net income or losses, other comprehensive income or losses, distributions received, preferred dividends paid or additional contributions. Based on the closing share price of the Company’s common stock at December 31, 2011, the cost to acquire, through cash purchase or issuance of the Company’s common shares, all of the outstanding common Operating Partnership units not owned by the Company would be approximately $38.1 million. At December 31, 2011, the Company recorded a fair value adjustment of $1.5 million as the cost basis of certain Operating Partnership unitholders was below the fair value of their respective units. At December 31, 2010, the Company presented its noncontrolling interests in the Operating Partnership at their fair value, which exceeded their cost basis by $3.6 million.

The Company owned 94.5%, 98.1% and 97.7% of the outstanding common Operating Partnership units at December 31, 2011, 2010 and 2009, respectively. The Company’s percentage ownership in outstanding common Operating Partnership units decreased in 2011 due to the issuance of 1,963,388 common Operating Partnership units fair valued at $28.8 million to partially fund the acquisition of 840 First Street, NE. During 2011, 1,300 common Operating Partnership units were redeemed for 1,300 common shares fair valued at $19 thousand. As a result, 2,920,561 of the total outstanding common Operating Partnership units, or 5.5%, were not owned by the Company at December 31, 2011. There were no common Operating Partnership units redeemed with available cash in 2011.

During 2010, the Company issued 230,876 common Operating Partnership units fair valued at $3.5 million to partially fund the acquisition of Battlefield Corporate Center. There were 958,473 common Operating Partnership units outstanding as of December 31, 2010 and 732,445 common Operating Partnership units outstanding as of December 31, 2009.

The redeemable noncontrolling interests in Operating Partnership for the three years ended December 31 are as follows (amounts in thousands):

Redeemable noncontrolling interests
Balance, December 31, 2009	$9,585
Net loss	(230)
Changes in ownership, net	7,375
Distributions to owners	(631)
Other comprehensive income	23

Balance, December 31, 2010	16,122
Net (loss) income	(703)
Changes in ownership, net	26,554
Distributions to owners	(1,726)
Other comprehensive loss	(266)

Balance, December 31, 2011	$39,981

(b) Noncontrolling Interests in Consolidated Partnerships

When the Company is deemed to have a controlling interest in a partially-owned entity, it will consolidate all of the entity’s assets, liabilities and operating results within its consolidated financial statements. The cash contributed to the consolidated entity by the third party, if any, will be reflected in the permanent equity section of the Company’s consolidated balance sheets to the extent they are not mandatorily redeemable. The amount will be recorded based on the third party’s initial investment in the consolidated entity and will be adjusted to reflect the third party’s share of earnings or losses in the consolidated entity and any distributions received or additional contributions made by the third party. The earnings or losses from the entity attributable to the third party are recorded as a component of net loss attributable to noncontrolling interests.

At December 31, 2011, the Company’s consolidated joint ventures owned the following properties:

Property	Acquired	Reporting Segment	First Potomac Controlling Interest	Square Footage
1005 First Street, NE	August 2011	Washington, D.C.	97%	30,414	(1)
Redland Corporate Center II & III	November 2010	Maryland	97%	348,266

(1)

The site is currently occupied by Greyhound Bus Lines, Inc., which has announced its intention to relocate. Upon the tenant leaving, the Company intends on re-developing the site, which can accommodate up to 712,000 square feet of office space.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

(17) Benefit Plans

(a) Share-based compensation

The Company has issued share-based compensation in the form of stock options and non-vested shares as permitted in the Company’s 2003 Equity Compensation Plan (the “2003 Plan”), which was amended in 2005, and the 2009 Equity Compensation Plan (the “2009 Plan”), which was amended in 2010 and 2011. In 2011, the Company received shareholder approval to authorize an additional 4.5 million shares for issuance. Total combined awards authorized under the 2003 Plan and the 2009 Plan are 9.0 million common share equity awards. The compensation plans provide for the issuance of options to purchase common shares, share awards, share appreciation rights, performance units and other equity-based awards. Stock options granted under the plans are non-qualified, and all employees and non-employee trustees are eligible to receive grants. Under the terms of the amendment to the 2009 Plan, every stock option granted by the Company reduces the awards available for issuance on a one-for-one basis. However, for every restricted award issued, the awards available for issuance are reduced by 3.44 awards. At December 31, 2011, 6.2 million common equity awards remained available for issuance by the Company.

The Company records costs related to its share-based compensation based on the grant-date fair value calculated in accordance with GAAP. The Company recognizes share-based compensation costs on a straight-line basis over the requisite service period for each award and these costs are recorded in “General and administrative expense” or “Property operating expense” based on the employee’s job function.

Stock Options Summary

As of December 31, 2011, 1.3 million stock options were awarded of which 0.9 million stock options remained outstanding. Options vest 25% on the first anniversary of the date of grant and 6.25% in each subsequent calendar quarter thereafter until fully vested. The term of the options granted is ten years. The Company recognized $0.3 million, $0.2 million and $0.2 million of compensation expense associated with these awards for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table summarizes the option activity in the compensation plans for the three years ended December 31:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance, December 31, 2008	683,469	$18.49	5.9 years	$—
Granted	103,250	9.30
Forfeited	(35,315)	17.74

Balance, December 31, 2009	751,404	17.27	5.4 years	$307,380
Granted	106,750	12.57
Exercised	(4,931)	9.30
Forfeited	(41,643)	16.92

Balance, December 31, 2010	811,580	16.72	4.8 years	$1,641,148
Granted	132,500	16.68
Exercised	(9,311)	10.25
Forfeited	(47,601)	17.12

Balance, December 31, 2011	887,168	$16.76	4.4 years	$293,930

Exercisable at December 31:
2011	694,793	$17.30	3.3 years	$183,972
2010	646,804	17.78	3.9 years	889,576
2009	593,369	18.13	4.6 years	—
Options expected to vest, subsequent to December 31, 2011	173,994	$14.71	8.6 years	$101,232

The following table summarizes information about stock options at December 31, 2011:

		Options Outstanding			Options Exercisable
Year Issued	Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
2003	$15.00	343,469	1.7 years	$15.00	343,469	$15.00
2004	18.70 –19.78	65,000	2.4 years	19.03	65,000	19.03
2005	22.42 – 22.54	68,250	3.0 years	22.46	68,250	22.46
2006	26.60	29,850	4.0 years	26.60	29,850	26.60
2007	29.11 – 29.24	48,500	5.0 years	29.12	48,500	29.12
2008	14.32 – 17.29	64,937	6.0 years	17.23	60,901	17.23
2009	9.30	68,175	7.0 years	9.30	44,690	9.30
2010	12.57	79,737	8.0 years	12.57	34,133	12.57
2011	15.17 – 17.12	119,250	9.1 years	16.63	—	—

		887,168			694,793

As of December 31, 2011, the Company had $0.6 million of unrecognized compensation cost, net of estimated forfeitures, related to stock option awards. The Company anticipates this cost will be recognized over a weighted-average period of approximately 2.7 years. The Company calculates the grant date fair value of option awards using a Black-Scholes option-pricing model. Expected volatility is based on an assessment of the Company’s realized volatility over the preceding five years, which is equivalent to the awards expected life and, in management’s opinion, gives an accurate indication of future volatility. The expected term represents the period of time the options are anticipated to remain outstanding as well as the Company’s historical experience for groupings of employees that have similar behavior and considered separately for valuation purposes. The risk-free rate is based on the U.S. Treasury rate at the time of grant for instruments of similar term.

The assumptions used in the fair value determination of stock options granted for the years ended December 31 are summarized as follows:

	2011	2010	2009
Risk-free interest rate	2.01%	2.69%	1.55%
Expected volatility	48.0%	46.6%	39.6%
Expected dividend yield	3.55%	5.15%	5.54%
Weighted average expected life of options	5 years	5 years	5 years

The weighted average grant date fair value of the stock options issued in 2011, 2010 and 2009 was $5.40, $3.51 and $1.97, respectively.

Option Exercises

The Company received approximately $95 thousand and $46 thousand from the exercise of stock options during 2011 and 2010, respectively. No stock options were exercised during 2009. New shares are issued as a result of stock option exercises. The total intrinsic value of options exercised was $46 thousand in 2011 and $29 thousand in 2010.

Non-vested share awards

The Company issues restricted share awards that either vest over a specific time period that is indentified at the time of issuance or vest upon the achievement of specific performance goals that are identified at the time of issuance. In February 2011, the Company granted 162,079 restricted common shares to its officers. The award will vest ratably over a five year term and fair valued was determined based on the share price of the underlying common shares on the date of issuance.

The Company recognized $1.9 million, $3.2 million and $2.6 million of compensation expense associated with its restricted share based awards in 2011, 2010 and 2009, respectively. Dividends on all restricted share awards are recorded as a reduction of equity. The Company applies the two-class method for determining EPS as its outstanding unvested shares with non-forfeitable dividend rights are considered participating securities. The Company’s excess of distributions over earnings related to participating securities are shown as a reduction in income available to common shareholders in the Company’s computation of EPS.

Independent members of our Board of Trustees received annual grants of common shares as a component of compensation for serving on the Company’s Board of Trustees. In May 2011, the Company issued a total of 20,310 restricted share awards to its non-employee trustees, all of which will vest on the first anniversary of the award date. The trustee shares were fair valued based on the share price of the underlying common shares on the date of issuance. The Company recognized $0.3 million of compensation expense associated with trustee restricted share awards for each of the years ended December 31, 2011, 2010 and 2009, respectively.

A summary of the Company’s non-vested share awards as of December 31, 2011 is as follows:

	Non-vested Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2008	$354,398	$15.35
Granted	437,976	9.03
Vested	(26,060)	20.93

Non-vested at December 31, 2009	766,314	11.55
Granted	217,742	12.91
Vested	(272,024)	12.01
Expired	(9,279)	16.09

Non-vested at December 31, 2010	702,753	11.76
Granted	182,389	16.34
Vested	(104,133)	12.30
Expired	(32,041)	14.70

Non-vested at December 31, 2011	748,968	12.67

As of December 31, 2011, the Company had $3.7 million of unrecognized compensation cost related to non-vested shares. The Company anticipates this cost will be recognized over a weighted-average period of 3.1 years.

The Company values its non-vested time-based awards issued in 2011, 2010 and 2009 at the grant date fair value. For the non-vested performance-based share awards issued in 2010 and 2009, the Company used a Monte Carlo Simulation (risk-neutral approach) to determine the fair value and derived service period of each tranche of the award. The Company did not issue a non-vested performance-based award in 2011. The following assumptions were used in determining the fair value of the awards and the derived service period:

	2010	2009
Risk-free interest rate	3.6%	3.3%
Volatility	42.4%	43.5%

The weighted average grant date fair value of the shares issued in 2011, 2010 and 2009 were $16.34, $12.91 and $9.03, respectively. The total fair value of shares vested were $1.3 million, $3.3 million and $0.5 million at December 31, 2011, 2010 and 2009, respectively. The Company issues new shares, subject to restrictions, upon each grant of non-vested share awards.

(b) 401(k) Plan

The Company has a 401(k) defined contribution plan covering all employees in accordance with the Internal Revenue Code. The maximum employer or employee contribution cannot exceed the IRS limits for the plan year. Employees are eligible to contribute after one year of consecutive service. The Company matches employee contributions after one year of service up to a specified percentage of a participant’s annual compensation. The Company matched employee contributions up to 6% for each of the three years presented. Employee contributions vest immediately. Employer contributions vest immediately for employees hired prior to January 1, 2009. For employees hired after January 1, 2009, the vesting of the employer contributions occurs in 25% increments over four years. The Company pays for administrative expenses and matching contributions with available cash. The Company’s plan does not allow for the Company to make additional discretionary contributions. The Company’s contributions were $0.3 million for each of the years ended December 31, 2011, 2010 and 2009, respectively. The employer match payable to the 401(k) plan was fully funded as of December 31, 2011.

(c) Employee Share Purchase Plan

In 2009, the Company’s common shareholders approved the First Potomac Realty Trust 2009 Employee Share Purchase Plan (“the Plan”). The Plan allows participating employees to acquire common shares of the Company, at a discounted price, through payroll deductions or cash contributions. Under the Plan, a total of 200,000 common shares may be issued and the offering periods of the Plan will not exceed five years. Each offering period will commence on the first day of each calendar quarter (offering date) and will end on the last business day of the calendar quarter (purchase date) in which the offering period commenced. The purchase price at which common shares will be sold in any offering period will be the lower of: a) 85 percent of the fair value of common shares on the offering date or b) 85 percent of the fair value of the common shares on the purchase date. The first offering period began during the fourth quarter of 2009. The Company issued common shares of 10,800, 9,850 and 1,908 under the Plan during the years ended December 31, 2011, 2010 and 2009, respectively, which resulted in compensation expense totaling $35 thousand, $32 thousand and $5 thousand, respectively.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

(18) Segment Information

The Company’s reportable segments consist of four distinct reporting and operational segments within the greater Washington D.C, region in which it operates: Maryland, Washington, D.C., Northern Virginia and Southern Virginia. Prior to 2011, the Company had reported its properties located in Washington, D.C. within its Northern Virginia reporting segment. However, due to the Company’s growth within the Washington, D.C. region, it has altered its internal structure, which includes changing the Company’s internal decision making process regarding its Washington, D.C. properties. Therefore, the Company feels it is appropriate to separate the properties owned in Washington, D.C. into its own reporting segment.

The Company evaluates the performance of its segments based on the operating results of the properties located within each segment, which excludes large non-recurring gains and losses, gains from sale of real estate assets, interest expense, general and administrative costs, acquisition costs or any other indirect corporate expense to the segments. In addition, the segments do not have significant non-cash items other than straight-line and deferred market rent amortization reported in their operating results. There are no inter-segment sales or transfers recorded between segments.

The results of operations for the Company’s four reportable segments for the three years ended December 31 are as follows (dollars in thousands):

	2011
	Maryland	Washington, D.C.	Northern Virginia	Southern Virginia	Consolidated
Number of buildings	69	4	54	57	184
Square feet	3,960,688	666,714	3,664,158	5,649,560	13,941,120

Total revenues	$50,241	$22,433	$48,396	$50,120	$171,190
Property operating expense	(12,403)	(4,516)	(11,494)	(12,710)	(41,123)
Real estate taxes and insurance	(4,638)	(2,931)	(4,946)	(4,048)	(16,563)

Total property operating income	$33,200	$14,986	$31,956	$33,362	113,504

Depreciation and amortization expense					(59,997)
General and administrative					(16,027)
Acquisition costs					(5,042)
Change in contingent consideration related to acquisition of property					1,487
Other expenses, net					(36,057)
Benefit from income taxes					633
Loss from discontinued operations					(7,253)

Net loss					$(8,752)

Total assets (1)(2)	$501,557	$332,042	$455,211	$368,176	$1,739,752

Capital expenditures (3)	$16,448	$1,699	$21,893	$8,960	$51,786

	2010
	Maryland	Washington, D.C.(4)	Northern Virginia	Southern Virginia	Consolidated
Number of buildings	71	4	51	55	181
Square feet	4,052,196	359,154	3,409,985	5,359,763	13,181,098

Total revenues	$41,057	$3,629	$40,208	$48,869	$133,763
Property operating expense	(9,613)	(734)	(9,228)	(12,031)	(31,606)
Real estate taxes and insurance	(3,940)	(438)	(3,965)	(4,088)	(12,431)

Total property operating income	$27,504	$2,457	$27,015	$32,750	89,726

Depreciation and amortization expense					(41,217)
General and administrative					(14,523)
Acquisition costs					(7,169)
Change in contingent consideration related to acquisition of property					(710)
Impairment of real estate assets					(2,386)
Other expenses, net					(32,727)
Provision for income taxes					(31)
Loss from discontinued operations					(2,638)

Net loss					$(11,675)

Total assets (1)(2)	$491,566	$152,953	$335,639	$338,319	$1,396,682

Capital expenditures (3)	$5,765	$—	$10,046	$8,579	$24,710

	2009
	Maryland	Northern Virginia	Southern Virginia	Consolidated
Number of buildings	76	51	54	181
Square feet	3,784,099	3,016,035	5,265,457	12,065,591

Total revenues	$39,007	$38,361	$48,312	$125,680
Property operating expense	(9,380)	(8,891)	(11,673)	(29,944)
Real estate taxes and insurance	(3,674)	(4,169)	(4,262)	(12,105)

Total property operating income	$25,953	$25,301	$32,377	83,631

Depreciation and amortization expense				(38,556)
General and administrative				(13,219)
Acquisition costs				(1,076)
Other expenses, net				(25,456)
Loss from discontinued operations				(1,268)

Net income				$4,056

Total assets (1)(2)	$411,083	$305,633	$317,695	$1,071,173

Capital expenditures (3)	$5,276	$9,094	$8,693	$23,128

(1)

Total assets include the Company’s investment in properties that are owned through joint ventures that are not consolidated within the Company’s financial statements. For more information on the Company’s unconsolidated investments, including location within the Company’s reportable segments, see footnote 6, Investment in Affiliates.

(2)	Corporate assets not allocated to any of our reportable segments totaled $82,766, $78,205 and $36,762 at December 31, 2011, 2010 and 2009, respectively.
(3)	Capital expenditures for corporate assets not allocated to any of our reportable segments totaled $2,786 $320 and $65 at December 31, 2011, 2010 and 2009, respectively.
(4)	The Company acquired its first property located in Washington, D.C. in 2010.

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)

(19) Quarterly Financial Information (unaudited)

	2011(1)
	First	Second	Third	Fourth
(amounts in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter
Revenues	$39,333	$42,365	$44,628	$44,865
Operating expenses	32,890	34,657	35,724	33,994
(Loss) income from continuing operations	(998)	(1,126)	(575)	1,201
(Loss) income from discontinued operations	(2,894)	1,878	(3,137)	(3,100)
Less: Net loss attributable to noncontrolling interests	138	65	265	219

Net (loss) income attributable to First Potomac Realty Trust	(3,754)	817	(3,447)	(1,680)

Less: Dividends on preferred shares	(1,783)	(2,228)	(2,228)	(2,228)
Net loss attributable to common shareholders	$(5,537)	$(1,411)	$(5,675)	$(3,908)

Basic and diluted earnings per common share:
Loss from continuing operations	$(0.06)	$(0.07)	$(0.06)	$(0.02)
(Loss) income from discontinued operations	(0.06)	0.04	(0.06)	(0.06)

Net loss	$(0.12)	$(0.03)	$(0.12)	$(0.08)

	2010(1)
	First	Second	Third	Fourth
(amounts in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter
Revenues	$33,501	$31,930	$33,076	$35,256
Operating expenses	26,431	24,909	24,504	34,199
(Loss) income from continuing operations	(1,631)	(718)	237	(6,925)
(Loss) income from discontinued operations	(577)	751	(3,172)	360
Less: Net loss (income) attributable to noncontrolling interests	49	(1)	55	129

Net (loss) income attributable to common shareholders	$(2,159)	$32	$(2,880)	$(6,436)

Basic and diluted earnings per common share:
(Loss) income from continuing operations	$(0.06)	$(0.02)	$—	$(0.16)
(Loss) income from discontinued operations	(0.02)	0.02	(0.08)	0.01

Net (loss) income	$(0.08)	$—	$(0.08)	$(0.15)

(1)	These figures are rounded to the nearest thousand, which may impact crossfooting in reconciling to full year totals.

The Company sold 0.3 million and 18.3 million common shares in 2011 and 2010, respectively. The sum of the basic and diluted earnings per share for the four quarters in all years presented differs from the annual earnings per share calculation due to the required method of computing the weighted average number of shares in the respective periods.

Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation [Abstract]
Real Estate and Accumulated Depreciation

REAL ESTATE AND ACCUMULATED DEPRECIATION

December 31, 2011

(Amounts in thousands)

Property	Location(1)	Date Acquired	Property Type(2)	Encumbrances at December 31, 2011
Maryland
Rumsey Center	Columbia	Oct-02	BP	$8,937
Snowden Center	Columbia	Oct-02	BP	12,131
6900 English Muffin Way	Frederick	Jul-04	I	—
Gateway Center	Gaithersburg	Jul-04	Office	—
4451 Georgia Pacific Boulevard	Frederick	Jul-04	I	—
Goldenrod Lane	Germantown	Jul-04	Office	—
Girard Business Center	Gaithersburg	Jul-04	BP	—
Girard Place	Gaithersburg	Jul-04	BP	—
Patrick Center	Frederick	Jul-04	Office	—
Worman’s Mill Court	Frederick	Jul-04	Office	—
West Park	Frederick	Jul-04	Office	—
Woodlands Business Center	Largo	Jul-04	Office	—
4612 Navistar Drive	Frederick	Dec-04	I	—
Campus at Metro Park North	Rockville	Dec-04	Office	21,692
Glenn Dale Business Center	Glenn Dale	May-05	I	—
Owings Mills Business Center	Owings Mills	Nov-05	BP	5,338
Gateway 270 West	Clarksburg	Jul-06	BP	—
Indian Creek Court	Beltsville	Aug-06	BP	—
Owings Mills Commerce Center	Owings Mills	Nov-06	BP	—
Ammendale Commerce Center	Beltsville	Mar-07	BP	—
Annapolis Business Center	Annapolis	Jun-07	Office	8,360
Triangle Business Center	Columbia	Aug-08	BP	—
Cloverleaf Center	Germantown	Oct-09	Office	16,908
Redland Corporate Center	Rockville	Nov-10	Office	—
Mercedes Center	Hanover	Dec-10	I	14,435
Merrill Lynch Building	Columbia	Feb-11	Office	13,571
Hillside Center	Columbia	Nov-11	Office	14,122

Total:				115,494

Washington, D.C.
500 First Street, NW	Capitol Hill	Jun-10	Office	38,277
440 First Street, NW	Capitol Hill	Dec-10	Office	—
1211 Connecticut Ave, NW	CBD	Dec-10	Office	—
840 First Street, NE	NoMA	Mar-11	Office	55,745
1005 First Street, NE	NoMA	Aug-11	Office	—

Total:				94,022

Northern Virginia
13129 Airpark Road	Culpeper	Dec-97	I	—
Plaza 500	Alexandria	Dec-97	I	33,141
Van Buren Office Park	Herndon	Dec-97	Office	7,432
Tech Court	Chantilly	Oct-98	Office	—
Newington Business Park Center	Lorton	Dec-99	I	14,963
Interstate Plaza	Alexandria	Dec-03	I	—
Herndon Corporate Center	Herndon	Apr-04	Office	—
15395 John Marshall Highway	Haymarket	Oct-04	I	20,219
Windsor at Battlefield	Manassas	Dec-04	Office	—
Reston Business Campus	Reston	Mar-05	Office	—
Enterprise Center	Chantilly	Apr-05	Office	—
Gateway Centre Manassas	Manassas	Jul-05	BP	1,016
403/405 Glenn Drive	Sterling	Oct-05	BP	—
Linden Business Center	Manassas	Oct-05	BP	6,917
Prosperity Business Center	Merrifield	Nov-05	BP	3,381
Sterling Park Business Center	Sterling	Feb-06	BP	—
Davis Drive	Sterling	Aug-06	BP	—
Corporate Campus at Ashburn Center	Ashburn	Dec-09	BP	—
Three Flint Hill	Oakton	Apr-10	Office	—
Atlantic Corporate Park	Sterling	Nov-10	Office	—
Cedar Hill	Tyson’s Corner	Feb-11	Office	15,838
One Fair Oaks	Fairfax	Apr-11	Office	52,604

Total:				155,511

Southern Virginia
Crossways Commerce Center	Chesapeake	Dec-99	BP	23,720
Greenbrier Technology Center II	Chesapeake	Oct-02	BP	4,508
Norfolk Business Center	Norfolk	Oct-02	BP	4,574
Virginia Center Technology Park	Glen Allen	Oct-03	BP	—
Crossways II	Chesapeake	Oct-04	BP	—
Norfolk Commerce Park II	Norfolk	Oct-04	BP	—
Cavalier Industrial Park	Chesapeake	Apr-05	I	—
1434 Crossways Boulevard	Chesapeake	Aug-05	BP	17,042
Enterprise Parkway	Hampton	Sep-05	BP	—
Diamond Hill Distribution Center	Chesapeake	Oct-05	I	—
1000 Lucas Way	Hampton	Dec-05	BP	—
River’s Bend Center	Chester	Jan-06	I	—
Northridge	Ashland	Jan-06	I	6,740
Crossways I	Chesapeake	Feb-06	BP	—
1408 Stephanie Way	Chesapeake	May-06	BP	—
Airpark Business Center	Richmond	Jun-06	BP	1,219
Chesterfield Business Center	Richmond	Jun-06	BP	3,604
Hanover Business Center	Ashland	Jun-06	BP	1,440
Gateway II	Norfolk	Nov-06	BP	—
Park Central	Richmond	Nov-06	BP
Greenbrier Circle Corporate Center	Chesapeake	Jan-07	BP	—
Greenbrier Technology Center I	Chesapeake	Jan-07	BP	—
Pine Glen	Richmond	Feb-07	BP	—
River’s Bend Center II	Chester	May-07	I	—
1328 Cavalier Boulevard	Chesapeake	Oct-10	I	—
Battlefield Corporate Center	Chesapeake	Oct-10	BP	4,149
Greenbrier Towers	Chesapeake	Jul-11	Office	—

Total:				66,996

Land held for future development				—
Other				—

Total Consolidated Portfolio				$432,023

Initial Costs		Gross Amount at End of Year
Land	Building and Improvements	Since Acquisition(3)	Land	Building and Improvements	Total	Accumulated Depreciation

$2,675	$10,196	$2,937	$2,675	$13,133	$15,808	$4,506
3,404	12,824	3,833	3,404	16,657	20,061	5,284
3,136	8,642	(42)	3,136	8,600	11,736	1,653
1,715	3,943	135	1,715	4,078	5,793	832
3,445	8,923	(78)	3,445	8,845	12,290	1,689
1,415	2,060	(670)	1,027	1,778	2,805	454
4,671	7,151	1,496	4,671	8,647	13,318	2,114
5,134	9,507	2,781	5,134	12,288	17,422	2,099
1,777	8,721	1,390	1,777	10,111	11,888	1,967
545	3,329	206	545	3,535	4,080	727
520	5,177	652	520	5,829	6,349	1,280
1,322	2,920	(647)	863	2,732	3,595	702
3,808	18,658	—	3,808	18,658	22,466	3,405
9,220	32,056	(707)	9,220	31,349	40,569	5,840
3,369	14,504	1,580	3,369	16,084	19,453	2,887
1,382	7,416	1,436	1,382	8,852	10,234	1,730
18,302	20,562	3,982	18,302	24,544	42,846	4,264
5,673	17,168	10,223	5,673	27,391	33,064	3,046
3,304	12,295	60	3,300	12,359	15,659	1,868
2,398	7,659	5,711	2,398	13,370	15,768	2,514
6,101	12,602	376	6,101	12,978	19,079	1,786
1,279	2,480	943	1,237	3,465	4,702	525
7,097	14,211	89	7,097	14,300	21,397	1,469
17,272	63,480	4,632	17,272	68,112	85,384	2,499
5,924	13,832	673	5,915	14,514	20,429	435
2,041	5,327	2,181	2,041	7,508	9,549	287
3,302	10,926	511	3,302	11,437	14,739	36

120,231	336,569	43,683	119,329	381,154	500,483	55,898

25,806	33,883	98	25,806	33,981	59,787	1,610
—	15,300	9,921	—	25,221	25,221	—
27,077	17,520	44	27,077	17,564	44,641	742
16,846	60,905	4,326	16,846	65,231	82,077	1,330
43,672	4,194	—	43,672	4,194	47,866	852

113,401	131,802	14,389	113,401	146,191	259,592	4,534

442	3,103	1,455	442	4,558	5,000	1,825
6,265	35,433	3,531	6,265	38,964	45,229	14,132
3,592	7,652	2,598	3,076	10,766	13,842	3,814
1,056	4,844	1,184	1,056	6,028	7,084	1,953
3,135	10,354	4,049	3,135	14,403	17,538	4,488
2,185	8,972	3,183	2,185	12,155	14,340	2,827
4,082	14,651	1,359	4,082	16,010	20,092	3,608
2,736	7,301	8,269	2,736	15,570	18,306	3,271
3,228	11,696	3,134	3,228	14,830	18,058	3,782
1,996	8,778	982	1,996	9,760	11,756	1,793
3,727	27,274	3,700	3,727	30,974	34,701	5,852
3,015	6,734	596	3,015	7,330	10,345	2,056
3,940	12,547	3,026	3,940	15,573	19,513	2,931
4,829	10,978	451	4,829	11,429	16,258	1,963
5,881	3,495	283	5,881	3,778	9,659	703
19,897	10,750	16,325	19,903	27,069	46,972	3,742
1,614	3,611	1,892	1,646	5,471	7,117	476
2,682	9,456	2,840	2,675	12,303	14,978	892
—	13,653	14,446	—	28,099	28,099	—
5,895	11,655	7,785	5,895	19,440	25,335	573
5,306	13,554	1,575	5,306	15,129	20,435	444
5,688	43,176	4,349	5,688	47,525	53,213	1,130

91,191	279,667	87,012	90,706	367,164	457,870	62,255

5,160	23,660	10,336	5,160	33,996	39,156	9,674
1,365	5,119	655	1,365	5,774	7,139	1,693
1,323	4,967	589	1,323	5,556	6,879	2,598
1,922	7,026	2,151	1,922	9,177	11,099	3,797
1,036	6,254	1,347	1,036	7,601	8,637	1,351
1,221	8,693	1,865	1,221	10,558	11,779	2,521
1,387	11,362	7,968	1,387	19,330	20,717	3,512
4,447	24,739	(1,064)	4,815	23,307	28,122	3,658
4,132	10,674	4,697	4,132	15,371	19,503	2,469
3,290	24,949	3,543	3,290	28,492	31,782	5,128
2,592	8,563	1,449	2,592	10,012	12,604	1,866
3,153	26,294	4,018	3,482	29,983	33,465	5,386
1,172	7,417	1,265	1,172	8,682	9,854	2,075
2,657	11,597	1,258	2,646	12,866	15,512	2,187
1,292	3,899	625	1,292	4,524	5,816	798
250	2,814	501	250	3,315	3,565	696
900	13,335	2,131	900	15,466	16,366	2,803
1,794	11,561	592	1,794	12,153	13,947	1,984
1,320	2,293	479	1,320	2,772	4,092	403
1,789	19,712	2,226	1,789	21,938	23,727	3,972
4,164	18,984	2,204	4,164	21,188	25,352	3,316
2,024	7,960	1,160	2,024	9,120	11,144	1,336
618	4,517	553	618	5,070	5,688	664
5,634	11,533	523	5,634	12,056	17,690	1,601
3,200	—	165	—	3,365	3,365	—
1,860	6,071	485	1,881	6,535	8,416	234
2,997	9,173	1,822	2,997	10,995	13,992	317

62,699	293,166	53,543	60,206	349,202	409,408	66,039

442	—	254	696	—	696	—
71	39	501	71	540	611	273

$388,035	$1,041,243	$199,382	$384,409	$1,244,251	$1,628,660	$188,999

(1)	CBD�ntral Business District; NoMA=North of Massachusetts Avenue
(2)	I=Industrial; BP=Business Park
(3)	Reflects impairments and the disposition of fully depreciated assets.

Depreciation of rental property is computed on a straight-line basis over the estimated useful lives of the assets. The estimated lives of the Company’s assets range from 5 to 39 years or to the term of the underlying lease. The tax basis of the Company’s real estate assets was $1,607 million and $1,422 million at December 31, 2011 and 2010, respectively.

Reconciliation of Real Estate

(a) Reconciliation of Real Estate

The following table reconciles the real estate investments for the years ended December 31 (amounts in thousands):

	2011	2010	2009
Beginning balance	$1,388,887	$1,128,956	$1,106,571
Acquisitions of rental property (1)	244,574	269,698	33,446
Capital expenditures (2)	49,098	24,952	18,961
Impairments	(8,610)	(6,398)	(2,541)
Disposition of rental property	(30,683)	(25,501)	(25,060)
Asset held-for-sale	(6,704)	—	—
Other(3)	(7,902)	(2,820)	(2,421)

Ending balance	$1,628,660	$1,388,887	$1,128,956

Reconciliation of Accumulated Depreciation

(b) Reconciliation of Accumulated Depreciation

The following table reconciles the accumulated depreciation on the real estate investments for the years ended December 31 (amounts in thousands):

	2011	2010	2009
Beginning balance	$170,990	$141,481	$111,658
Depreciation of rental property	42,188	32,573	30,456
Depreciation of disposed and held-for-sale properties	634	1,240	1,574
Dispositions of rental property	(7,686)	(1,988)	(200)
Other(3)	(17,127)	(2,316)	(2,007)

Ending balance	$188,999	$170,990	$141,481

(1)

For more information on the Company’s acquisitions, including the assumption of liabilities and other non-cash items, see footnote 5, Acquisitions, and the supplemental disclosure of cash flow information accompanying the Company’s consolidated statements of cash flows.

(2)	Represents cash paid for capital expenditures.
(3)	Includes accrued increases to real estate investments, fully depreciated assets that were written-off during the year and other immaterial transactions.

-

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

(a) Principles of Consolidation

The consolidated financial statements of the Company include the accounts of the Company, the Operating Partnership and the subsidiaries in which the Company or Operating Partnership has a controlling interest, which includes First Potomac Management LLC, a wholly-owned subsidiary that manages the majority of the Company’s properties. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

(b) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Estimates include the amount of accounts receivable that may be uncollectible; recoverability of notes receivable, future cash flows, discount and capitalization rate assumptions used to fair value acquired properties and to test impairment of certain long-lived assets and goodwill; derivative valuations; market lease rates, lease-up periods, leasing and tenant improvement costs used to fair value intangible assets acquired and probability weighted cash flow analysis used to fair value contingent liabilities. Actual results could differ from those estimates.

Revenue Recognition and Accounts Receivable

(c) Revenue Recognition and Accounts Receivable

The Company generates substantially all of its revenue from leases on its office and industrial properties as well as business parks. The Company recognizes rental revenue on a straight-line basis over the term of its leases, which includes fixed-rate renewal periods leased at below market rates at acquisition or inception. Accrued straight-line rents represent the difference between rental revenue recognized on a straight-line basis over the term of the respective lease agreements and the rental payments contractually due for leases that contain abatement or fixed periodic increases. The Company considers current information, credit quality, historical trends, economic conditions and other events regarding the tenants’ ability to pay their obligations in determining if amounts due from tenants, including accrued straight-line rents, are ultimately collectible. The uncollectible portion of the amounts due from tenants, including accrued straight-line rents, is charged to property operating expense in the period in which the determination is made. The Company considers similar criteria in assessing impairment associated with outstanding loans or notes receivable and whether any allowance for anticipated credit loss is appropriate.

Tenant leases generally contain provisions under which the tenants reimburse the Company for a portion of property operating expenses and real estate taxes incurred by the Company. Such reimbursements are recognized in the period in which the expenses are incurred. The Company records a provision for losses on estimated uncollectible accounts receivable based on its analysis of risk of loss on specific accounts. Lease termination fees are recognized on the date of termination when the related lease or portion thereof is cancelled, the collectability of the fee is reasonably assured and the Company has possession of the terminated space. The Company recognized lease termination fees included in “Tenant reimbursement and other revenues” in its consolidated statements of operations of $0.8 million, $1.0 million and $0.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Cash and Cash Equivalents	(d) Cash and Cash Equivalents The Company considers all highly liquid investments with a maturity of 90 days or less at the date of purchase to be cash equivalents.
Escrows and Reserves	(e) Escrows and Reserves Escrows and reserves represent cash restricted for debt service, real estate taxes, insurance, capital items and tenant security deposits.
Deferred Costs

(f) Deferred Costs

Financing costs related to long-term debt are deferred and amortized over the remaining life of the debt using the effective interest method. Leasing costs related to the execution of tenant leases are deferred and amortized ratably over the term of the related leases. Accumulated amortization of these combined costs was $17.0 million and $16.1 million at December 31, 2011 and 2010, respectively.

The following table sets forth scheduled future amortization for deferred financing and leasing costs at December 31, 2011 (amounts in thousands):

	Deferred Financing	Leasing(1)
2012	$2,632	$4,627
2013	2,148	3,975
2014	750	3,094
2015	569	2,586
2016	368	2,148
Thereafter	413	6,791

	$6,880	$23,221

(1)

Excludes the amortization of $4.6 million of leasing costs that have yet to be placed in-service as the associated tenants have not moved into their related spaces and, therefore, the period over which the leasing costs will be amortized has yet to be determined.

Rental Property

(g) Rental Property

Rental property is initially recorded at fair value if acquired in a business combination or carried at initial cost when constructed or acquired in an asset purchase, less accumulated depreciation and, when appropriate, impairment losses. Improvements and replacements are capitalized at fair value when they extend the useful life, increase capacity or improve the efficiency of the asset. Repairs and maintenance are charged to expense when incurred. Depreciation and amortization are recorded on a straight-line basis over the estimated useful lives of the assets. The estimated useful lives of the Company’s assets, by class, are as follows:

Buildings	39 years
Building improvements	5 to 20 years
Furniture, fixtures and equipment	5 to 15 years
Tenant improvements	Shorter of the useful lives of the assets or the terms of the related leases

The Company regularly reviews market conditions for possible impairment of a property’s carrying value. When circumstances such as adverse market conditions, changes in management’s intended holding period or potential sale to a third party indicate a possible impairment of the fair value of a property, an impairment analysis is performed. The Company assesses potential impairments based on an estimate of the future undiscounted cash flows (excluding interest charges) expected to result from the property’s use and eventual disposition. This estimate is based on projections of future revenues, expenses, capital improvement costs, expected holding periods and capitalization rates. These cash flows consider factors such as expected market trends and leasing prospects, as well as the effects of leasing demand, competition and other factors. If impairment exists due to the inability to recover the carrying value of a real estate investment based on forecasted undiscounted cash flows, an impairment loss is recorded to the extent that the carrying value exceeds the estimated fair value of the property. The Company is required to make estimates as to whether there are impairments in the carrying values of its investments in real estate. Further, the Company will record an impairment loss if it expects to dispose of a property, in the near term, at a price below carrying value. In such an event, the Company will record an impairment loss based on the difference between a property’s carrying value and its projected sales price less any estimated costs to sell.

The Company will classify a building as held-for-sale in the period in which it has made the decision to dispose of the building, the Company’s Board of Trustees or a designated delegate has approved the sale, there is a high likelihood a binding agreement to purchase the property will be signed under which the buyer will be required to commit a significant amount of nonrefundable cash and no significant financing contingencies will exist that could cause the transaction not to be completed in a timely manner. If these criteria are met, the Company will cease depreciation of the asset. The Company will classify any impairment loss, together with the building’s operating results, as discontinued operations in its consolidated statements of operations for all periods presented and classify the assets and related liabilities as held-for-sale in its consolidated balance sheets in the period the sale criteria are met. Interest expense is reclassified to discontinued operations only to the extent the held-for-sale property is secured by specific mortgage debt and the mortgage debt will not be assigned to another property owned by the Company after the disposition.

The Company recognizes the fair value, if sufficient information exists to reasonably estimate the fair value, of any liability for conditional asset retirement obligations when incurred, which is generally upon acquisition, construction, development or redevelopment and/or through the normal operation of the asset.

The Company capitalizes interest costs incurred on qualifying expenditures for real estate assets under development or redevelopment, which include assets owned through unconsolidated joint ventures that are under development or redevelopment, while being readied for their intended use in accordance with accounting requirements regarding capitalization of interest. The Company will capitalize interest when qualifying expenditures for the asset have been made, activities necessary to get the asset ready for its intended use are in progress and interest costs are being incurred. Capitalized interest also includes interest associated with expenditures incurred to acquire developable land while development activities are in progress and interest on the direct compensation costs of the Company’s construction personnel who manage the development and redevelopment projects, but only to the extent the employee’s time can be allocated to a project. Any portion of construction management costs not directly attributable to a specific project are recognized as general and administrative expense in the period incurred. The Company does not capitalize any other general administrative costs such as office supplies, office rent expense or an overhead allocation to its development or redevelopment projects. Capitalized compensation costs were immaterial during 2011, 2010 and 2009. Capitalization of interest will end when the asset is substantially complete and ready for its intended use, but no later than one year from completion of major construction activity, if the property is not occupied. The Company will also place redevelopment and development assets in service at this time and commence depreciation upon the substantial completion of tenant improvements and the recognition of revenue. Capitalized interest is depreciated over the useful life of the underlying assets, commencing when those assets are placed into service.

Purchase Accounting

(h) Purchase Accounting

Acquisitions of rental property from third parties are accounted for at fair value. Any liabilities assumed or incurred are recorded at their fair value at the time of acquisition. The fair value of the acquired property is allocated between land and building (on an as-if vacant basis) based on management’s estimate of the fair value of those components for each type of property and to tenant improvements based on the depreciated replacement cost of the tenant improvements, which approximates their fair value. The fair value of the in-place leases is recorded as follows:

•	the fair value of leases in-place on the date of acquisition is based on absorption costs for the estimated lease-up period in which vacancy and foregone revenue are avoided due to the presence of the acquired leases;

•	the fair value of above and below-market in-place leases based on the present value (using a discount rate that reflects the risks associated with the acquired leases) of the difference between the contractual rent amounts to be paid under the assumed lease and the estimated market lease rates for the corresponding spaces over the remaining non-cancelable terms of the related leases, which range from one to fifteen years; and

•	the fair value of intangible tenant or customer relationships.

The Company’s determination of these fair values requires it to estimate market rents for each of the leases and make certain other assumptions. These estimates and assumptions affect the rental revenue, and depreciation and amortization expense recognized for these leases and associated intangible assets and liabilities.

Investment in Affiliates

(i) Investment in Affiliates

The Company may continue to grow its portfolio by entering into ownership arrangements with third parties for which it does not have a controlling interest. The structure of the arrangement may affect the Company’s accounting treatment as the entities may qualify as variable interest entities (“VIE”) based on disproportionate voting to equity interests, or other factors. In determining whether to consolidate an entity, the Company assesses the structure and intent of the entity relationship as well its power to direct major decisions regarding the entity’s operations. When the Company’s investment in an entity meets the requirements for the equity method of accounting, it will record its initial investment in its consolidated balance sheets as “Investment in affiliates.” The initial investment in the entity is adjusted to recognize the Company’s share of earnings, losses, distributions received or additional contributions from the entity. Basis differences, if any, are recognized over the life of the venture as an adjustment to “Equity in (earnings) losses of affiliates” in the Company’s consolidated statements of operations. The Company’s respective share of all earnings or losses from the entity will be recorded in its consolidated statements of operations as “Equity in earnings or losses of affiliates.”

When the Company is deemed to have a controlling interest in a partially-owned entity, it will consolidate all of the entity’s assets, liabilities and operating results within its consolidated financial statements. The cash contributed to the consolidated entity by the third party, if any, will be reflected in the permanent equity section of the Company’s consolidated balance sheets to the extent they are not mandatorily redeemable. The amount will be recorded based on the third party’s initial investment in the consolidated entity and will be adjusted to reflect the third party’s share of earnings or losses in the consolidated entity and for any distributions received or additional contributions made by the third party. The earnings or losses from the entity attributable to the third party are recorded as a component of net loss attributable to noncontrolling interests.

Sales of Real Estate

(j) Sales of Real Estate

The Company accounts for sales of real estate in accordance with the requirements for full profit recognition, which occurs when the sale is consummated, the buyer has made adequate initial and continuing investments in the property, the Company’s receivable is not subject to future subordination, and the Company does not have substantial continuing involvement with the property, the related assets and liabilities are removed from the balance sheet and the resultant gain or loss is recorded in the period the sale is consummated. For sales transactions that do not meet the criteria for full profit recognition, the Company accounts for the transactions as partial sales or financing arrangements required by GAAP. For sales transactions with continuing involvement after the sale, if the continuing involvement with the property is limited by the terms of the sales contract, profit is recognized at the time of sale and is reduced by the maximum exposure to loss related to the nature of the continuing involvement. Sales to entities in which the Company has or receives an interest are accounted for as partial sales.

For sales transactions that do not meet sale criteria, the Company evaluates the nature of the continuing involvement, including put and call provisions, if present, and accounts for the transaction as a financing arrangement, profit-sharing arrangement, leasing arrangement or other alternate method of accounting rather than as a sale, based on the nature and extent of the continuing involvement. Some transactions may have numerous forms of continuing involvement. In those cases, the Company determines which method is most appropriate based on the substance of the transaction.

If the Company has an obligation to repurchase the property at a higher price or at a future indeterminable value (such as fair value), or it guarantees the return of the buyer’s investment or a return on that investment for an extended period, the Company accounts for such transaction as a financing transaction. If the Company has an option to repurchase the property at a higher price and it is likely it will exercise this option, the transaction is accounted for as a financing transaction. For transactions treated as financings, the Company records the amounts received from the buyer as a financing obligation and continues to consolidate the property and its operating results in its consolidated statements of operations. The results of operations of the property are allocated to the joint venture partner for their equity interest and reflected as “interest expense” on the financing obligation.

Intangible Assets

(k) Intangible Assets

Intangible assets include the fair value of acquired tenant or customer relationships and the fair value of in-place leases at acquisition. Customer relationship fair values are determined based on the Company’s evaluation of the specific characteristics of each tenant’s lease and its overall relationship with the tenant. Characteristics the Company considers include the nature and extent of its existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant’s credit quality and expectations of lease renewals. The fair value of customer relationship intangible assets is amortized to expense over the lesser of the initial lease term and any expected renewal periods or the remaining useful life of the building. The Company determines the fair value of the in-place leases at acquisition by estimating the leasing commissions avoided by having in-place tenants and the operating income that would have not been recognized during the estimated time required to lease the space occupied by existing tenants at the acquisition date. The fair value attributable to existing tenants is amortized to expense over the initial term of the respective leases. Should a tenant terminate its lease, the unamortized portion of the in-place lease fair value is charged to expense by the date of termination.

Deferred market rent liability consists of the acquired leases with below-market rents at the date of acquisition. The fair value attributed to deferred market rent assets, which consist of above-market rents at the date of acquisition, is recorded as a component of deferred costs. Above and below-market lease fair values are determined on a lease-by-lease basis based on the present value (using a discounted rate that reflects the risks associated with the acquired leases) of the difference between the contractual rent amounts to be paid under the lease and the estimated market lease rates for the corresponding spaces over the remaining non-cancelable terms of the related leases including any below-market fixed rate renewal periods. The capitalized below-market lease fair values are amortized as an increase to rental revenue over the initial term and any below-market fixed-rate renewal periods of the related leases. Capitalized above-market lease fair values are amortized as a decrease to rental revenue over the initial term of the related leases.

In conjunction with the Company’s initial public offering and related formation transactions, First Potomac Management, Inc. contributed all of the capital interests in First Potomac Management LLC. The $2.1 million fair value of the in-place workforce acquired has been classified as goodwill and is included as a component of intangible assets on the consolidated balance sheets. In 2011, the Company recognized additional goodwill of $4.8 million representing the residual difference between the consideration transferred for the purchase of 840 First Street, NE, which was acquired in March 2011, and the acquisition date fair value of the identifiable assets acquired and liabilities assumed and deferred taxes representing the difference between the fair value of acquired assets at acquisition and the carryover basis used for income tax purposes. In accordance with accounting requirements regarding goodwill and other intangibles, all acquired goodwill that relates to the operations of a reporting unit and is used in determining the fair value of a reporting unit is allocated to the Company’s appropriate reporting unit in a reasonable and consistent manner.

The Company assesses goodwill for impairment annually at the end of its fiscal year and in interim periods if certain events occur indicating the carrying value may be impaired. The Company performs its analysis for potential impairment of goodwill in accordance with GAAP. In 2011, new accounting guidance was issued, which the Company early adopted, that permits the Company to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test for that reporting unit. The Company assesses the impairment of its goodwill based on such qualitative factors as general economic conditions, industry and market conditions, market competiveness, overall financial performance (such as negative cash flows) and other entity specific events. As of December 31, 2011, the Company concluded that it was more likely than not that the fair value of its goodwill did not exceed its carrying value, and as a result, the Company determined that it was unnecessary to perform any additional testing for goodwill impairment. See footnote 2(q), Application of New Accounting Standards, for further information. No goodwill impairment losses were recognized during the years ended December 31, 2011, 2010 and 2009.

Derivatives and Hedging

(l) Derivatives and Hedging

The Company is exposed to certain risks arising from business operations and economic factors. The Company uses derivative financial instruments to manage exposures that arise from business activities in which its future exposure to interest rate fluctuations is unknown. The objective in the use of an interest rate derivative is to add stability to interest expenses and manage exposure to interest rate changes. The Company does not use derivatives for trading or speculative purposes and intends to enter into derivative agreements only with counterparties that it believes have a strong credit rating to mitigate the risk of counterparty default or insolvency. No hedging activity can completely insulate the Company from the risks associated with changes in interest rates. Moreover, interest rate hedging could fail to protect the Company or adversely affect it because, among other things:

•	available interest rate hedging may not correspond directly with the interest rate risk for which the Company seeks protection;

•	the duration of the hedge may not match the duration of the related liability;

•	the party owing money in the hedging transaction may default on its obligation to pay; and

•	the credit quality of the party owing money on the hedge may be downgraded to such an extent that it impairs the Company’s ability to sell or assign its side of the hedging transaction.

The Company may designate a derivative as either a hedge of the cash flows from a debt instrument or anticipated transaction (cash flow hedge) or a hedge of the fair value of a debt instrument (fair value hedge). All derivatives are recognized as assets or liabilities at fair value. For effective hedging relationships, the change in the fair value of the assets or liabilities is recorded within equity (cash flow hedge) or through earnings (fair value hedge). Ineffective portions of derivative transactions will result in changes in fair value recognized in earnings. For a cash flow hedge, the Company records its proportionate share of unrealized gains or losses on its derivative instruments associated with its unconsolidated joint ventures within equity and “Investment in affiliates.” The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting any applicable credit enhancements, such as collateral postings, thresholds, mutual inputs and guarantees.

Income Taxes

(m) Income Taxes

The Company has elected to be taxed as a REIT. To maintain its status as a REIT, the Company is required to distribute at least 90% of its ordinary taxable income annually to its shareholders and meet other organizational and operational requirements. As a REIT, the Company will not be subject to federal income tax and any non-deductible excise tax if it distributes at least 100% of its REIT taxable income to its shareholders. If the Company fails to qualify as a REIT in any taxable year, it will be subject to federal income tax on its taxable income at regular corporate tax rates. The Company has certain subsidiaries, including a taxable REIT subsidiary (“TRS”) and an entity that has elected be taxed as a REIT (which indirectly owns 500 First Street, NW) that may be subject to federal, state or local taxes, as applicable. A designated REIT will not be subject to federal income tax so long as it meets the REIT qualification requirements and distributes 100% of its REIT taxable income to its shareholders. The Company’s TRS was inactive in 2011, 2010 and 2009. The Company’s subsidiaries acquired properties located in Washington, D.C. during 2011 and 2010, which are subject to local franchise taxes. See footnote 9, Income Taxes for further information.

The Company accounts for deferred income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting basis of assets and liabilities and their respective tax bases and for operating losses, capital losses and tax credit carryovers based on tax rates to be effective when amounts are realized or settled. The Company will recognize deferred tax assets only to the extent that it is more likely than not that they will be realized based on available evidence, including future reversals of existing temporary differences, future projected taxable income and tax planning strategies. The Company may recognize a tax benefit from an uncertain tax position when it is more-likely-than-not (defined as a likelihood of more than 50%) that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. If a tax position does not meet the more-likely-than-not recognition threshold, despite the Company’s belief that its filing position is supportable, the benefit of that tax position is not recognized in the statements of operations. The Company recognizes interest and penalties, as applicable, related to unrecognized tax benefits as a component of income tax expense. The Company recognizes unrecognized tax benefits in the period that the uncertainty is eliminated by either affirmative agreement of the uncertain tax position by the applicable taxing authority, or by expiration of the applicable statute of limitation. For the years ended December 31, 2011, 2010 and 2009, the Company did not record any uncertain tax positions.

Share-Based Compensation

(n) Share-Based Compensation

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. For options awards, the Company uses a Black-Scholes option-pricing model. Expected volatility is based on an assessment of the Company’s realized volatility over the preceding five years, which is equivalent to the awards expected life. The expected term represents the period of time the options are anticipated to remain outstanding as well as the Company’s historical experience for groupings of employees that have similar behavior and considered separately for valuation purposes. For non-vested share awards that vest over a predetermined time period, the Company uses the outstanding share price at the date of issuance to fair value the awards. For non-vested shares awards that vest based on performance conditions, the Company uses a Monte Carlo simulation (risk-neutral approach) to determine the value and derived service period of each tranche. The expense associated with the share based awards will be recognized over the period during which an employee is required to provide services in exchange for the award – the requisite service period (usually the vesting period). The fair value for all share-based payment transactions are recognized as a component of income or loss from continuing operations.

Notes Receivable

(o) Notes Receivable

The Company provides loans to the owners of real estate properties, which can be collateralized by interest in the real estate property. The Company records these investments as “Notes receivable, net” in its consolidated balance sheets. The investments are recorded net of any discount or issuance costs, which are amortized over the life of the respective note receivable using the effective interest method. The Company records interest earned from notes receivable and amortization of any discount or issuance costs within “Interest and other income” in its consolidated statements of operations.

The Company will establish a provision for anticipated credit losses associated with its notes receivable and debt investments when it anticipates that it may be unable to collect any contractually due amounts. This determination is based upon such factors as delinquencies, loss experience, collateral quality and current economic or borrower conditions. The Company’s collectability of its notes receivable may be adversely impacted by the financial stability of the Washington, D.C. region and the ability of its underlying assets to keep current tenants or attract new tenants. Estimated losses are recorded as a charge to earnings to establish an allowance for credit losses that the Company estimates to be adequate based on these factors. Based on the review of the above criteria, the Company did not record an allowance for credit losses for its notes receivable during 2011 and 2010 and made no loans prior to 2010.

Reclassifications

(p) Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation, primarily as a result of classifying certain operating results as discontinued operations.

Application of New Accounting Standards

(q) Application of New Accounting Standards

In January 2010, new accounting requirements became effective regarding fair-value measurements. Companies are required to make additional disclosures about recurring or nonrecurring fair value measurements and separately disclose any significant transfers into and out of measurements in the fair-value hierarchy. These new requirements also involve disclosing fair value measurements by “class” instead of “major category” and disclosing the valuation technique and the inputs used in determining the fair value for each class of assets and liabilities. Disclosure requirements regarding Level 1 and Level 2 fair-value measurements were effective for fiscal years beginning after December 15, 2009, and new disclosure requirements for Level 3 fair-value measurements were effective for fiscal years beginning after December 15, 2010. The Company adopted the Level 1 and Level 2 accounting requirements on January 1, 2010 and adopted Level 3 accounting requirements on January 1, 2011. See footnote 13, Fair Value Measurements for further information. The adoption of these accounting requirements did not have a material impact on the Company’s consolidated financial statements.

In July 2010, new accounting guidance regarding specific disclosures was issued that is required for the allowance for credit losses and all finance receivables. Finance receivables include loans, lease receivables and other arrangements with a contractual right to receive money on demand or on fixed or determinable dates that is recognized as an asset on an entity’s statement of financial position. The amendment requires companies to provide disaggregated levels of disclosure by portfolio segment and class to enable users of the consolidated financial statements to understand the nature of credit risk, how the risk is analyzed in determining the related allowance for credit losses and changes to the allowance during the reporting period. The required disclosures under this amendment as of the end of a reporting period were effective for the Company’s December 31, 2010 reporting period and disclosures regarding activities during a reporting period were effective for the Company’s March 31, 2011 interim reporting period. The Company’s adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

In September 2011, new accounting guidance was issued regarding the testing of potential goodwill impairment, which requires goodwill be tested annually for impairment and permits a company to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If a company can support the conclusion that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not need to perform the two-step impairment test for that reporting unit. The required disclosure was effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011. The Company early adopted the new requirements for the year ended December 31, 2011. The Company’s adoption of this standard did not have a material effect on the Company’s consolidated financial statements.

In June 2011, new accounting guidance was issued that allows only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, statement of comprehensive income or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. Also, items that are reclassified from other comprehensive income to net income must be presented on the face of the consolidated financial statements. In the fourth quarter of 2011, the requirements to present reclassifications from other other comprehensive income to net income were indefinitely deferred. The requirements to present other comprehensive income in one of the options mentioned above were effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the new requirements on January 1, 2012. The Company’s adoption of this update will change the order in which certain consolidated financial statements are presented and will provide additional detail on those consolidated financial statements when applicable, but will not have any other impact on its consolidated financial statements.

Noncontrolling Interests in Operating Partnership

(a) Noncontrolling Interests in Operating Partnership

Noncontrolling interests relate to the common interests in the Operating Partnership not owned by the Company. Interests in the Operating Partnership are owned by limited partners who contributed buildings and other assets to the Operating Partnership in exchange for common Operating Partnership units. Limited partners have the right to tender their units for redemption in exchange for, at the Company’s option, common shares of the Company on a one-for-one basis or cash based on the fair value of the Company’s common shares at the date of redemption. Unitholders receive a distribution per unit equivalent to the dividend per common share. Differences between amounts paid to redeem noncontrolling interests and their carrying values are charged or credited to equity. As a result of the redemption feature of the Operating Partnership units, the noncontrolling interests are recorded outside of permanent equity.

Noncontrolling interests are presented at the greater of their fair value or their cost basis, which is comprised of their fair value at issuance, subsequently adjusted for the noncontrolling interests’ share of net income or losses, other comprehensive income or losses, distributions received, preferred dividends paid or additional contributions. Based on the closing share price of the Company’s common stock at December 31, 2011, the cost to acquire, through cash purchase or issuance of the Company’s common shares, all of the outstanding common Operating Partnership units not owned by the Company would be approximately $38.1 million. At December 31, 2011, the Company recorded a fair value adjustment of $1.5 million as the cost basis of certain Operating Partnership unitholders was below the fair value of their respective units. At December 31, 2010, the Company presented its noncontrolling interests in the Operating Partnership at their fair value, which exceeded their cost basis by $3.6 million.

The Company owned 94.5%, 98.1% and 97.7% of the outstanding common Operating Partnership units at December 31, 2011, 2010 and 2009, respectively. The Company’s percentage ownership in outstanding common Operating Partnership units decreased in 2011 due to the issuance of 1,963,388 common Operating Partnership units fair valued at $28.8 million to partially fund the acquisition of 840 First Street, NE. During 2011, 1,300 common Operating Partnership units were redeemed for 1,300 common shares fair valued at $19 thousand. As a result, 2,920,561 of the total outstanding common Operating Partnership units, or 5.5%, were not owned by the Company at December 31, 2011. There were no common Operating Partnership units redeemed with available cash in 2011.

During 2010, the Company issued 230,876 common Operating Partnership units fair valued at $3.5 million to partially fund the acquisition of Battlefield Corporate Center. There were 958,473 common Operating Partnership units outstanding as of December 31, 2010 and 732,445 common Operating Partnership units outstanding as of December 31, 2009.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Scheduled future amortization for deferred financing and leasing costs

The following table sets forth scheduled future amortization for deferred financing and leasing costs at December 31, 2011 (amounts in thousands):

	Deferred Financing	Leasing(1)
2012	$2,632	$4,627
2013	2,148	3,975
2014	750	3,094
2015	569	2,586
2016	368	2,148
Thereafter	413	6,791

	$6,880	$23,221

(1)

Excludes the amortization of $4.6 million of leasing costs that have yet to be placed in-service as the associated tenants have not moved into their related spaces and, therefore, the period over which the leasing costs will be amortized has yet to be determined.

Estimated useful lives of Company's assets, by class

The estimated useful lives of the Company’s assets, by class, are as follows:

Buildings	39 years
Building improvements	5 to 20 years
Furniture, fixtures and equipment	5 to 15 years
Tenant improvements	Shorter of the useful lives of the assets or the terms of the related leases

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computation of Company's basic and diluted earnings per share

The following table sets forth the computation of the Company’s basic and diluted earnings per share (amounts in thousands, except per share amounts):

	2011	2010	2009
Numerator for basic and diluted earnings per share:
(Loss) income from continuing operations	$(1,499)	$(9,037)	$5,324
Loss from discontinued operations	(7,253)	(2,638)	(1,268)

Net (loss) income	(8,752)	(11,675)	4,056
Less: Net loss (income) from continuing operations attributable to noncontrolling interests	385	181	(151)
Less: Net loss from discontinued operations attributable to noncontrolling interests	303	51	27

Net (loss) income attributable to First Potomac Realty Trust	(8,064)	(11,443)	3,932

Less: Dividends on preferred shares	(8,467)	—	—

Net (loss) income attributable to common shareholders	(16,531)	(11,443)	3,932

Less: Allocation to participating securities	(591)	(596)	(516)

Net (loss) income attributable to common shareholders	$(17,122)	$(12,039)	$3,416

Denominator for basic and diluted earnings per share:
Weighted average shares outstanding – basic	49,323	36,984	27,956
Effect of dilutive shares:
Employee stock options and non-vested shares	—	—	89

Weighted average shares outstanding – diluted	49,323	36,984	28,045

Basic and diluted earnings per share:
(Loss) income from continuing operations	$(0.21)	$(0.26)	$0.16
Loss from discontinued operations	(0.14)	(0.07)	(0.04)

Net (loss) income	$(0.35)	$(0.33)	$0.12

Anti-dilutive shares not included in calculation of diluted earnings per share

Company did not include the following potential common shares in its calculation of diluted earnings per share as they are anti-dilutive (amounts in thousands):

	2011	2010	2009
Stock option awards	904	836	767
Non-vested share awards	401	323	228
Conversion of Exchangeable Senior Notes (1)	814	1,098	1,735
Series A Preferred Shares (2)	7,674	—	—

	9,793	2,257	2,730

(1)

On December 15, 2011, the Company repaid the outstanding balance of $30.4 million on its Exchangeable Senior Notes. During 2011, 2010 and 2009, each $1,000 principal amount of the Exchangeable Senior Notes was convertible into 28.039 common shares.

(2)	The Company’s Series A Preferred Shares are only convertible into the Company’s common shares upon certain changes in control of the Company.

Rental Property (Tables)	12 Months Ended
Dec. 31, 2011
Rental Property [Abstract]
Rental property

Rental property consists of the following at December 31 (amounts in thousands):

	2011	2010
Land and land improvements	$384,409	$315,229
Buildings and improvements	1,052,341	933,546
Construction in process	70,362	41,697
Tenant improvements	116,148	88,521
Furniture, fixtures and equipment	5,400	9,894

	1,628,660	1,388,887
Less: accumulated depreciation	(188,999)	(170,990)

	$1,439,661	$1,217,897

Current development and redevelopment activity

development and redevelopment activity as of December 31, 2011 (amounts in thousands):

Reporting Segment	Developable Square Feet	Square Feet Under Development	Cost to Date of Development Activities	Square Feet Under Redevelopment	Cost to Date of Redevelopment Activities
Washington, D.C.	712	—	$—	135	$1,624
Maryland	250	—	—	—	—
Northern Virginia	568	—	—	—	—
Southern Virginia	841	166	536	—	—

	2,371	166	$536	135	$1,624

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquired properties

The Company acquired all or a controlling interest in the following properties, which are included in its consolidated financial statements from the date of acquisition, in 2011 and 2010 (dollars in thousands)

	Reporting Segment	Acquisition Date	Property Type			Square Feet		Aggregate Purchase Price				Mortgage Debt Assumed(1)
2011:
440 First Street, NW(fee interest) (2)	Washington, D.C.	1/11/2011		Office		—			$8,000			$—
Cedar Hill / Merrill Lynch Building (3)	Northern Virginia / Maryland(3)	2/22/2011		Office		240,309			33,795			29,982
840 First Street, NE	Washington, D.C.	3/25/2011		Office		248,576			97,738			56,482
One Fair Oaks	Northern Virginia	4/8/2011		Office		214,214			58,036			52,909
Greenbrier Towers	Southern Virginia	7/19/2011		Office		171,902			16,641			—
1005 First Street, NE (4)	Washington, D.C.	8/4/2011		Office		30,414			45,240	(5)		—
Hillside Center	Maryland	11/18/2011		Office		86,189			17,124			14,154

						991,604			$276,574			$153,527

	Reporting Segment	Acquisition Date	Property Type		Square Feet		Aggregate Purchase Price			Mortgage Debt Assumed(1)
2010:
Three Flint Hill	Northern Virginia	4/28/2010	Office		173,762		$13,653				$—
500 First Street, NW	Washington, D.C.	6/30/2010	Office		129,035		67,838				—
Battlefield Corporate Center	Southern Virginia	10/28/2010	Office		96,720		8,310	(7)			—
Redland Corporate Center (6)	Maryland	11/10/2010	Office		347,462		86,358				—
Atlantic Corporate Park	Northern Virginia	11/19/2010	Office		220,610		22,550				—
1211 Connecticut Ave, NW	Washington, D.C.	12/9/2010	Office		125,119		49,500				—
440 First Street, NW (2)	Washington, D.C.	12/28/2010	Office		105,000		15,311				—
Mercedes Center	Maryland	12/29/2010	Industrial		295,673		22,641				14,699

					1,493,381		$286,161				$14,699

(1)	Reflects the fair value of the mortgage debt at the time of acquisition.
(2)

On December 28, 2010, the Company acquired 440 First Street, NW, a vacant eight-story, 105,000 square foot office building in Washington, D.C., for $15.3 million. On January 11, 2011, the Company purchased the fee interest in the property’s ground lease for $8.0 million. In 2011, the Company purchased 30,000 square feet of transferable development rights.

(3)	Cedar Hill and the Merrill Lynch Building were acquired in a portfolio acquisition.
(4)	The property was acquired through a consolidated joint venture in which the Company has a 97% economic and controlling interest.
(5)	Includes a deferred purchase price liability of $8.4 million, which is payable to the seller of the property in 2013.
(6)	The property was acquired through a consolidated joint venture in which the Company has a 97% economic and controlling interest.
(7)	The Company obtained a new $4.3 million mortgage loan to partially fund the acquisition of the property.

Fair values of acquired assets and liabilities

The fair values of the assets and liabilities acquired in 2011 and 2010 are as follows (amounts in thousands):

	2011	2010
Land	$87,679	$87,786
Acquired tenant improvements	10,240	9,858
Building and improvements	146,358	151,190
Construction in progress	—	15,311
In-place leases	28,967	15,736
Acquired leasing commissions	2,766	4,386
Customer relationships	242	651
Marketing and legal intangible	207	—
Above-market leases acquired	2,772	712
Goodwill	4,830	—

Total assets acquired	284,061	285,630
Below-market leases assumed	(307)	(1,855)
Debt assumed	(153,527)	(14,699)
Deferred tax liability	(4,830)	—
Environmental remediation obligation	(2,350)	—
Deferred purchase price obligation	(6,840)	—
Acquisition related contingent consideration	(9,356)	—

Net assets acquired	$106,851	$269,076

Pro Forma Financial Information

The pro forma information is not necessarily indicative of the results that actually would have occurred nor does it intend to indicate future operating results (amounts in thousands, except per share amounts):

	2011	2010
Pro forma total revenues	$181,222	$183,922
Pro forma net loss (1)	$(4,725)	$(8,166)
Pro forma net loss per share – basic and diluted (1)	$(0.27)	$(0.17)

(1)	Acquisition costs of $5.0 million, which were incurred in 2011, were removed from the 2011 operating results and included in the 2010 operating results.

Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Investment in Affiliates [Abstract]
Components of investments in affiliates

The Company’s investment in affiliates consisted of the following at December 31 (dollars in thousands):

		2011
	Reporting Segment	Ownership Interest	Company Investment	Debt	Recourse Debt
1200 17 th Street, NW	Washington, D.C.	95%	$20,426	$20,000	$—
Metro Place III & IV	Northern Virginia	51%	27,856	50,954	—
1750 H Street, NW	Washington, D.C.	50%	16,749	30,382	—
Aviation Business Park	Maryland	50%	4,699	—	—
RiversPark I and II	Maryland	25%	2,788	28,000	7,000

			$72,518	$129,336	$7,000

		2010
		Ownership Interest	Company Investment	Debt	Recourse Debt
1750 H Street, NW	Washington, D.C.	50%	$16,830	$31,287	$—
Aviation Business Park	Maryland	50%	4,190	—	—
RiversPark I and II	Maryland	25%	2,701	28,000	7,000

			$23,721	$59,287	$7,000

Net assets of Company's unconsolidated joint ventures

The net assets of the Company’s unconsolidated joint ventures consisted of the following at December 31(amounts in thousands):

	2011	2010
Assets:
Rental property, net	$242,767	$104,559
Cash and cash equivalents	4,009	1,706
Other assets	22,734	11,442

Total assets	269,510	117,707

Liabilities:
Mortgage loans (1)	132,370	59,914
Other liabilities	7,207	4,316

Total liabilities	139,577	64,230

Net assets	$129,933	$53,477

(1)	Includes mortgage debt fair value adjustments.

Results of operations of Company's unconsolidated joint ventures

The following table summarizes the results of operations of the Company’s unconsolidated joint ventures. The Company’s share of earnings or losses related to its unconsolidated joint ventures is recorded in its consolidated statements of operations as “Equity in (earnings) losses of affiliates” (amounts in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	The period from March 17, 2009 through December 31, 2009
Total revenues	$13,389	$5,923	$2,121
Total operating expenses	(4,330)	(1,547)	(458)

Net operating income	9,059	4,376	1,663
Depreciation and amortization	(5,725)	(2,695)	(1,087)
Interest expense, net	(3,450)	(2,160)	(955)
Benefit (provision) for income taxes	176	(24)	—

Net income (loss)	$60	$(503)	$(379)

Note Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Notes Receivable [Abstract]
Summary of notes receivable

Below is a summary of the Company’s notes receivable at of December 31, 2011 and 2010 (dollars in thousands):

	Balance at December 31, 2011
Issued	Face Amount	Unamortized Origination Costs	Balance	Interest Rate	Property
December 2010	$25,000	$(211)	$24,789	12.5%	950 F Street, NW
April 2011	30,000	(128)	29,872	9.0%	America’s Square

	$55,000	$(339)	$54,661

	Balance at December 31, 2010
Issued	Face Amount	Unamortized Origination Costs	Balance	Interest Rate	Property
December 2010	$25,000	$(250)	$24,750	12.5%	950 F Street, NW

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible assets and deferred market rent liabilities

Intangible assets and deferred market rent liabilities consisted of the following at December 31 (amounts in thousands):

	2011			2010
	Gross Intangibles	Accumulated Amortization	Net Intangibles	Gross Intangibles	Accumulated Amortization	Net Intangibles
In-place leases	$56,422	$(15,543)	$40,879	$53,974	$(29,548)	$24,426

Customer relationships	1,001	(275)	726	884	(248)	636
Leasing commissions	9,500	(2,390)	7,110	7,906	(2,039)	5,867
Marketing and leasing	205	(33)	172	—	—	—
Deferred market rent assets	4,572	(1,368)	3,204	2,525	(1,003)	1,522
Goodwill	6,930	—	6,930	2,100	—	2,100

	$78,630	$(19,609)	$59,021	$67,389	$(32,838)	$34,551

Deferred market rent liability	$9,757	$(4,942)	$4,815	$11,822	$(5,790)	$6,032

Projected amortization of intangible assets, including deferred market rent assets and liabilities

Projected amortization of intangible assets, including deferred market rent assets and liabilities, as of December 31, 2011, for each of the five succeeding fiscal years is as follows (amounts in thousands):

2012	$10,132
2013	8,621
2014	7,245
2015	6,309
2016	4,973
Thereafter	9,996

$47,276

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Summary of property dispositions

The following table is a summary of property dispositions whose operating results are reflected as discontinued operations in the Company’s consolidated statements of operations (dollars in thousands):

	Reporting Segment	Disposition Date	Property Type	Square Feet	Sale Proceeds	Gain(1)
Owings Mills Business Park (2)	Maryland	11/7/2012	Business Park	38,779	$3,472	$—
Goldenrod Lane	Maryland	5/31/2012	Office	23,518	2,663	161
Woodlands Business Center	Maryland	5/8/2012	Office	37,887	2,885	—
Airpark Place Business Center	Maryland	3/22/2012	Business Park	82,429	5,153	—
Aquia Commerce Center I & II	Northern Virginia	6/22/2011	Office	64,488	11,251	1,954
Gateway West	Maryland	5/27/2011	Office	111,481	4,809	—
Old Courthouse Square	Maryland	2/18/2011	Retail	201,208	10,824	—
7561 Lindbergh Drive	Maryland	6/16/2010	Industrial	36,000	3,911	557
Deer Park	Maryland	4/23/2010	Business Park	171,125	7,511	—

(1)

Impairment losses were recorded for the two buildings sold at Owings Mills Business Park, Airpark Place, Gateway West, Old Courthouse Square and Deer Park prior to their respective dispositions, therefore no gain or additional loss was recognized upon disposal.

(2)	Reflects the sale of two building in the six-building, 219,300 square foot business park.

Net (loss) income from discontinued operations

The following table summarizes the components of net loss from discontinued operations for the years ended December 31 (amounts in thousands):

	2011	2010	2009
Revenues	$2,876	$6,527	$8,197
Property operating expenses	(1,842)	(3,365)	(4,255)
Depreciation and amortization	(1,147)	(1,993)	(2,316)
Interest expense, net of interest income	(368)	(351)	(353)
Impairment of real estate assets	(8,726)	(4,013)	(2,541)

Loss from operations of disposed properties	(9,207)	(3,195)	(1,268)
Gain on sale of real estate properties	1,954	557	—

Net loss from discontinued operations	$(7,253)	$(2,638)	$(1,268)

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Schedule of Borrowings

The Company’s borrowings consisted of the following at December 31 (dollars in thousands):

	2011	2010
Mortgage loans, effective interest rates ranging from 4.40% to 7.29%, maturing at various dates through June 2021	$432,023	$319,096
Exchangeable senior notes, net of discounts, effective interest rate of 5.84%, matured December 2011 (1)	—	29,936
Series A senior notes, effective interest rate of 6.41%, maturing June 2013	37,500	37,500
Series B senior notes, effective interest rate of 6.55%, maturing June 2016	37,500	37,500
Secured term loan, effective interest rate of LIBOR plus 3.50%, maturing January 2014 (2)(3)	30,000	40,000
Secured term loan, effective interest rate of LIBOR plus 2.50%, matured August 2011 (3)(4)	—	20,000
Secured term loan, effective interest rate of LIBOR plus 3.50%, matured August 2011 (3)(5)	—	50,000
Unsecured term loan, effective interest rates ranging from LIBOR plus 2.15% to LIBOR plus 2.30%, with staggered maturity dates ranging from July 2016 to July 2018(3)(5)	225,000	—
Unsecured revolving credit facility, effective interest rate of LIBOR plus 2.50%, maturing January 2015 (3)(5)(6)	183,000	191,000

	$945,023	$725,032

(1)

On December 15, 2011, the Company repaid the outstanding balance of its Exchangeable Senior Notes with borrowings under its unsecured revolving credit facility. The principal balance of the Exchangeable Senior Notes was $30.4 million at December 31, 2010.

(2)	In January 2012, the loan’s applicable interest rate increased to LIBOR plus 4.50% and the Company’s repaid $10.0 million of the loan’s outstanding balance.
(3)	At December 31, 2011, LIBOR was 0.30%.
(4)	On August 11, 2011, the Company repaid its $20.0 million secured term loan with borrowings under its unsecured revolving credit facility.
(5)

On July 18, 2011, the Company repaid its $50.0 million secured term loan and paid down $117.0 million of the outstanding balance on its unsecured revolving credit facility with proceeds from the issuance of a three-tranche $175.0 million unsecured term loan, which was subsequently increased to $225.0 million in December 2011 and further expanded to $300.0 million in February 2012.

(6)	The unsecured revolving credit facility matures in January 2014 with a one-year extension at the Company’s option, which it intends to exercise.

Summary of the Company's mortgage debt

The following table provides a summary of the Company’s mortgage debt at December 31, 2011 and 2010 (dollars in thousands):

Encumbered Property	Contractual Interest Rate	Effective Interest Rate	Maturity Date	December 31, 2011	December 31, 2010
Indian Creek Court (1)	7.80%	5.90%	—	$—	$11,982
403/405 Glenn Drive (2)	7.60%	5.50%	—	—	7,960
4612 Navistar Drive (2)	7.48%	5.20%	—	—	12,189
Aquia Commerce Center I (3)	7.28%	7.28%	—	—	353
Campus at Metro Park North (4)	7.11%	5.25%	February 2012	21,692	22,556
One Fair Oaks	6.31%	6.72%	June 2012	52,604	—
1434 Crossways Blvd Building II	7.05%	5.38%	August 2012	9,099	9,484
Crossways Commerce Center	6.70%	6.70%	October 2012	23,720	24,179
Newington Business Park Center	6.70%	6.70%	October 2012	14,963	15,252
Prosperity Business Center	6.25%	5.75%	January 2013	3,381	3,502
Cedar Hill	6.00%	6.58%	February 2013	15,838	—
Merrill Lynch Building	6.00%	7.29%	February 2013	13,571	—
1434 Crossways Blvd Building I	6.25%	5.38%	March 2013	7,943	8,225
Linden Business Center	6.01%	5.58%	October 2013	6,918	7,080
840 First Street, NE	5.18%	6.05%	October 2013	55,745	—
Owings Mills Business Center	5.85%	5.75%	March 2014	5,338	5,448
Annapolis Business Center	5.74%	6.25%	June 2014	8,360	8,491
Cloverleaf Center	6.75%	6.75%	October 2014	16,908	17,204
Plaza 500, Van Buren Office Park, Rumsey Center, Snowden Center, Greenbrier Technology Center II, Norfolk Business Center, Northridge and 15395 John Marshall Highway	5.19%	5.19%	August 2015	97,681	99,151

Hanover Business Center:
Building D	8.88%	6.63%		August 2015	520	642
Building C	7.88%	6.63%		December 2017	920	1,041
Chesterfield Business Center:
Buildings C,D,G and H	8.50%	6.63%		August 2015	1,369	1,681
Buildings A,B,E and F	7.45%	6.63%		June 2021	2,235	2,398
Mercedes Center– Note 1	4.67%	6.04%		January 2016	4,713	4,761
Mercedes Center – Note 2	6.57%	6.30%		January 2016	9,722	9,938
Gateway Centre Manassas Building I	7.35%	5.88%		November 2016	1,016	1,189
Hillside Center	5.75%	4.62%		December 2016	14,122	—
500 First Street, NW	5.72%	5.79%		July 2020	38,277	38,793
Battlefield Corporate Center	4.26%	4.40%		November 2020	4,149	4,289
Airpark Business Center	7.45%	6.63%		June 2021	1,219	1,308

		5.93	%(5)		432,023	319,096
Unamortized fair value adjustments					(1,147)	(1,578)

					$430,876	$317,518

(1)	The loan was repaid in January 2011 with available cash.
(2)	The loan was repaid in July 2011 with borrowings on the Company’s unsecured revolving credit facility.
(3)	The loan was repaid in April 2011 with available cash.
(4)	The loan was repaid in February 2012 with borrowings on the Company’s unsecured revolving credit facility.
(5)	Weighted average interest rate on total mortgage debt.

Issued or assumed mortgages

The Company has obtained or assumed the following mortgages since January 1, 2010 (dollars in thousands):

Month	Year	Property	Effective Interest Rate	Amount
November	2011	Hillside Center	4.62%	$14,154
April	2011	One Fair Oaks	6.72%	52,909
March	2011	840 First Street, NE	6.05%	56,482
February	2011	Cedar Hill	6.58%	16,187
February	2011	Merrill Lynch Building	7.29%	13,796
December	2010	Mercedes Center – Note 1	6.04%	4,761
December	2010	Mercedes Center – Note 2	6.30%	9,938
October	2010	Battlefield Corporate Center	4.40%	4,300
June	2010	500 First Street, NW	5.79%	39,000

Repayment of mortgages

The Company has repaid the following mortgages since January 1, 2010 (dollars in thousands):

Month	Year	Property	Effective Interest Rate	Amount
February	2012	Campus at Metro Park North	5.25%	$21,618
July	2011	4612 Navistar Drive	5.20%	11,941
July	2011	403/405 Glenn Drive	5.50%	7,807
April	2011	Aquia Commerce Center I	7.28%	318
January	2011	Indian Creek Court	5.90%	11,982
December	2010	Enterprise Center	5.20%	16,712
November	2010	Park Central II	5.66%	5,305
June	2010	4212 Tech Court	8.53%	1,654

Company's Exchangeable Senior Notes	The balance of the Company’s Exchangeable Senior Notes was as follows at December 31, 2010 (in thousands):

Principal amount	$30,450
Unamortized discount	(514)

$29,936

Equity component	$8,696

Interest expense related to exchangeable senior notes

Total interest expense related to the Company’s Exchangeable Senior Notes is as follows for the years ended December 31 (in thousands):

	2011	2010	2009
Contractual cash interest	$1,167	$1,609	$2,484
Amortization of the discount on the liability component	388	540	866
Amortization of the issuance discount	126	175	280

Unsecured Term Loan

The table below shows the outstanding balances of the $225.0 million unsecured term loan at December 31, 2011 (dollars in thousands):

	Maturity Date	Amount	Interest Rate
Tranche A	July 2016	$60,000	LIBOR, plus 215 basis points
Tranche B	July 2017	85,000	LIBOR, plus 225 basis points
Tranche C	July 2018	80,000	LIBOR, plus 230 basis points

		$225,000

Aggregate debt maturities

The Company’s aggregate debt maturities as of December 31, 2011 are as follows (amounts in thousands):

2012(1)	$138,481
2013	153,248
2014	43,549
2015(2)	278,159
2016	124,835
Thereafter	205,604

943,876
Unamortized fair value adjustments	1,147

$945,023

(1)

Includes a $10.0 million principal payment on the Company’s secured term loan that was paid in January and the repayment of the $21.6 million mortgage loan that encumbered Campus at Metro Park North in February.

(2)

The Company’s unsecured revolving credit facility matures in January 2014 and provides for a one-year extension of the maturity date at the Company’s option, which it intends to exercise. The table above assumes the Company exercises the one-year extension.

Derivative Instruments and Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Comprehensive (Loss) Income [Abstract]
Summary of Interest rate swap agreements

At December 31, 2011, the Company had hedged $200.0 million of its variable rate debt through six interest rate swap agreements that are summarized below (dollars in thousands):

Effective Date	Maturity Date	Amount	Interest Rate Contractual Component	Fixed LIBOR Interest Rate
January 2011	January 2014	$50,000	LIBOR	1.474%
July 2011	July 2016	35,000	LIBOR	1.754%
July 2011	July 2016	25,000	LIBOR	1.7625%
July 2011	July 2017	30,000	LIBOR	2.093%
July 2011	July 2017	30,000	LIBOR	2.093%
September 2011	July 2018	30,000	LIBOR	1.660%

		$200,000

Summary of comprehensive (loss) income

Total comprehensive (loss) income is summarized as follows (amounts in thousands):

	2011	2010	2009
Net (loss) income	$(8,752)	$(11,675)	$4,056
Unrealized (loss) gain on derivative instruments	(5,569)	1,067	1,314

Total comprehensive (loss) income	(14,321)	(10,608)	5,370
Comprehensive loss (income) attributable to noncontrolling interests	954	209	(156)

Comprehensive (loss) income attributable to First Potomac Realty Trust	$(13,367)	$(10,399)	$5,214

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value of assets and liabilities

the following table shows the fair value of the Company’s consolidated assets and liabilities that are measured on a non-recurring and recurring basis as of December 31, 2011 and 2010 (amounts in thousands):

	Balance at December 31, 2011	Level 1	Level 2	Level 3
Non-recurring Measurements:
Impaired real estate assets	$10,583	$—	$5,250	$5,333

Recurring Measurements:
Derivative instrument-swap agreements	6,129	—	6,129	—
Contingent consideration related to acquisition of:
Corporate Campus at Ashburn Center	1,448	—	—	1,448
840 First Street, NE	745	—	—	745

	Balance at December 31, 2010	Level 1	Level 2	Level 3
Non-recurring Measurements:
Impaired real estate assets	$10,950	$—	$10,950	$—

Recurring Measurements:
Derivative instrument-swap agreement	396	—	396	—
Contingent consideration related to acquisition of:
Corporate Campus at Ashburn Center	1,398	—	—	1,398

Summary of the Company's interest rate derivative liabilities

A summary of the Company’s interest rate derivative liabilities which are included in “Accounts payable and other liabilities” in the Company’s consolidated balance sheets, is as follows (amounts in thousands):

	Year Ended December 31,
	2011	2010
Beginning balance at January1,	$396	$1,741
Deconsolidation (1)	—	(396)
Unrealized loss (gain)	5,733	(949)

Ending balance at December 31,	$6,129	$396

(1)

On January 1, 2010, the Company deconsolidated RiversPark I and all its assets and liabilities, including its interest rate derivative liability, were removed from the Company’s consolidated balance sheets.

Summary of Contingent Consideration

A summary of the Company’s consolidated contingent consideration obligations is as follows (amounts in thousands):

	Year Ended December 31,
	2011	2010
Beginning balance at January1,	$1,398	$688
Realized gain on settlement of obligation	(1,487)	—
Unrealized loss on change in fair value	50	710
Additions to contingent consideration obligations	9,356	—
Settlement of contingent consideration obligation	(7,124)	—

Ending balance at December 31,	$2,193	$1,398

Fair value of the debt instruments

The carrying amount and estimated fair value of the Company’s notes receivable and debt instruments at December 31 are as follows (amounts in thousands):

	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
Notes receivable (1)	$54,661	$55,000	$24,750	$24,750

Financial Liabilities:
Mortgage debt	$432,023	$437,593	$319,096	$316,169
Exchangeable senior notes (2)	—	—	29,936	30,412
Series A senior notes	37,500	39,128	37,500	37,850
Series B senior notes	37,500	41,383	37,500	37,251
Secured term loans (3)	30,000	29,990	110,000	109,976
Unsecured term loan	225,000	224,388	—	—
Unsecured revolving credit facility	183,000	182,740	191,000	191,073

Total	$945,023	$955,222	$725,032	$722,731

(1)	The face value of the Company’s notes receivable was $55.0 million at December 31, 2011 and $25.0 million at December 31, 2010.
(2)	During the fourth quarter of 2011, the Company repaid the outstanding balance of $30.4 million on its Exchangeable Senior Notes. The face value of the notes was $30.4 million at December 31, 2010.
(3)	During 2011, the Company repaid two secured term loans, which totaled $70.0 million, and made a $10.0 million principal payment on its remaining secured term loan.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Summary of operating leases generating future minimum rental payments

The Company’s rental properties are subject to non-cancelable operating leases generating future minimum contractual rental payments, which as of December 31, 2011 are as follows (dollars in thousands):

	Future minimum rents	% of square feet under leases expiring
2012	$156,003	18%
2013	143,793	17%
2014	116,945	14%
2015	100,823	12%
2016	88,107	10%
Thereafter	257,640	29%

	$863,311	100%

Schedule of future minimum rent expense

Future minimum rental payments under the Company’s corporate office leases, which reflect $0.4 million in future rent abatements, are summarized as follows (amounts in thousands):

Future minimum rent
2012	$1,336
2013	1,495
2014	1,741
2015	1,789
2016	1,839
Thereafter	8,049

$16,249

Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Shares issued through controlled equity

The table below summarizes the shares issued through the controlled equity offering program since 2010 (in thousands, except per dollar amounts):

Year	Common Shares Issued	Weighted Average Offering Price per Share	Net Proceeds
2012(1)	245	$14.83	$3,599
2011	255	14.19	3,585
2010	480	15.46	7,326

(1)	Represents activity though February 24, 2012. The Company has 4.3 million shares available for issuance through its controlled equity offering program.

Characterization of Company dividends

The characterization of the dividends declared on the Company’s common and preferred shares for 2011, 2010 and 2009 are as follows:

	Common Shares			Preferred Shares
	2011	2010	2009	2011
Ordinary income	36.12%	70.38%	100.00%	100.00%
Return of capital	63.88%	29.62%	—	—

Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests [Abstract]
Summary of Company's equity and redeemable noncontrolling interests

The redeemable noncontrolling interests in Operating Partnership for the three years ended December 31 are as follows (amounts in thousands):

Redeemable noncontrolling interests
Balance, December 31, 2009	$9,585
Net loss	(230)
Changes in ownership, net	7,375
Distributions to owners	(631)
Other comprehensive income	23

Balance, December 31, 2010	16,122
Net (loss) income	(703)
Changes in ownership, net	26,554
Distributions to owners	(1,726)
Other comprehensive loss	(266)

Balance, December 31, 2011	$39,981

Property owned under consolidated joint ventures

At December 31, 2011, the Company’s consolidated joint ventures owned the following properties:

Property	Acquired	Reporting Segment	First Potomac Controlling Interest	Square Footage
1005 First Street, NE	August 2011	Washington, D.C.	97%	30,414	(1)
Redland Corporate Center II & III	November 2010	Maryland	97%	348,266

(1)

The site is currently occupied by Greyhound Bus Lines, Inc., which has announced its intention to relocate. Upon the tenant leaving, the Company intends on re-developing the site, which can accommodate up to 712,000 square feet of office space.

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Compensation Plans Option Activity

The following table summarizes the option activity in the compensation plans for the three years ended December 31:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance, December 31, 2008	683,469	$18.49	5.9 years	$—
Granted	103,250	9.30
Forfeited	(35,315)	17.74

Balance, December 31, 2009	751,404	17.27	5.4 years	$307,380
Granted	106,750	12.57
Exercised	(4,931)	9.30
Forfeited	(41,643)	16.92

Balance, December 31, 2010	811,580	16.72	4.8 years	$1,641,148
Granted	132,500	16.68
Exercised	(9,311)	10.25
Forfeited	(47,601)	17.12

Balance, December 31, 2011	887,168	$16.76	4.4 years	$293,930

Exercisable at December 31:
2011	694,793	$17.30	3.3 years	$183,972
2010	646,804	17.78	3.9 years	889,576
2009	593,369	18.13	4.6 years	—
Options expected to vest, subsequent to December 31, 2011	173,994	$14.71	8.6 years	$101,232

Stock Option Information

The following table summarizes information about stock options at December 31, 2011:

		Options Outstanding			Options Exercisable
Year Issued	Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
2003	$15.00	343,469	1.7 years	$15.00	343,469	$15.00
2004	18.70 –19.78	65,000	2.4 years	19.03	65,000	19.03
2005	22.42 – 22.54	68,250	3.0 years	22.46	68,250	22.46
2006	26.60	29,850	4.0 years	26.60	29,850	26.60
2007	29.11 – 29.24	48,500	5.0 years	29.12	48,500	29.12
2008	14.32 – 17.29	64,937	6.0 years	17.23	60,901	17.23
2009	9.30	68,175	7.0 years	9.30	44,690	9.30
2010	12.57	79,737	8.0 years	12.57	34,133	12.57
2011	15.17 – 17.12	119,250	9.1 years	16.63	—	—

		887,168			694,793

Assumption Used in Fair Value Determination Of Stock Option Granted

The assumptions used in the fair value determination of stock options granted for the years ended December 31 are summarized as follows:

	2011	2010	2009
Risk-free interest rate	2.01%	2.69%	1.55%
Expected volatility	48.0%	46.6%	39.6%
Expected dividend yield	3.55%	5.15%	5.54%
Weighted average expected life of options	5 years	5 years	5 years

Summary of the Company's non-vested share awards

A summary of the Company’s non-vested share awards as of December 31, 2011 is as follows:

	Non-vested Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2008	$354,398	$15.35
Granted	437,976	9.03
Vested	(26,060)	20.93

Non-vested at December 31, 2009	766,314	11.55
Granted	217,742	12.91
Vested	(272,024)	12.01
Expired	(9,279)	16.09

Non-vested at December 31, 2010	702,753	11.76
Granted	182,389	16.34
Vested	(104,133)	12.30
Expired	(32,041)	14.70

Non-vested at December 31, 2011	748,968	12.67

Assumptions were used in determining the fair value of the awards and the derived service period	The following assumptions were used in determining the fair value of the awards and the derived service period:

	2010	2009
Risk-free interest rate	3.6%	3.3%
Volatility	42.4%	43.5%

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Summary of Segment Information

The results of operations for the Company’s four reportable segments for the three years ended December 31 are as follows (dollars in thousands):

	2011
	Maryland	Washington, D.C.	Northern Virginia	Southern Virginia	Consolidated
Number of buildings	69	4	54	57	184
Square feet	3,960,688	666,714	3,664,158	5,649,560	13,941,120

Total revenues	$50,241	$22,433	$48,396	$50,120	$171,190
Property operating expense	(12,403)	(4,516)	(11,494)	(12,710)	(41,123)
Real estate taxes and insurance	(4,638)	(2,931)	(4,946)	(4,048)	(16,563)

Total property operating income	$33,200	$14,986	$31,956	$33,362	113,504

Depreciation and amortization expense					(59,997)
General and administrative					(16,027)
Acquisition costs					(5,042)
Change in contingent consideration related to acquisition of property					1,487
Other expenses, net					(36,057)
Benefit from income taxes					633
Loss from discontinued operations					(7,253)

Net loss					$(8,752)

Total assets (1)(2)	$501,557	$332,042	$455,211	$368,176	$1,739,752

Capital expenditures (3)	$16,448	$1,699	$21,893	$8,960	$51,786

	2010
	Maryland	Washington, D.C.(4)	Northern Virginia	Southern Virginia	Consolidated
Number of buildings	71	4	51	55	181
Square feet	4,052,196	359,154	3,409,985	5,359,763	13,181,098

Total revenues	$41,057	$3,629	$40,208	$48,869	$133,763
Property operating expense	(9,613)	(734)	(9,228)	(12,031)	(31,606)
Real estate taxes and insurance	(3,940)	(438)	(3,965)	(4,088)	(12,431)

Total property operating income	$27,504	$2,457	$27,015	$32,750	89,726

Depreciation and amortization expense					(41,217)
General and administrative					(14,523)
Acquisition costs					(7,169)
Change in contingent consideration related to acquisition of property					(710)
Impairment of real estate assets					(2,386)
Other expenses, net					(32,727)
Provision for income taxes					(31)
Loss from discontinued operations					(2,638)

Net loss					$(11,675)

Total assets (1)(2)	$491,566	$152,953	$335,639	$338,319	$1,396,682

Capital expenditures (3)	$5,765	$—	$10,046	$8,579	$24,710

	2009
	Maryland	Northern Virginia	Southern Virginia	Consolidated
Number of buildings	76	51	54	181
Square feet	3,784,099	3,016,035	5,265,457	12,065,591

Total revenues	$39,007	$38,361	$48,312	$125,680
Property operating expense	(9,380)	(8,891)	(11,673)	(29,944)
Real estate taxes and insurance	(3,674)	(4,169)	(4,262)	(12,105)

Total property operating income	$25,953	$25,301	$32,377	83,631

Depreciation and amortization expense				(38,556)
General and administrative				(13,219)
Acquisition costs				(1,076)
Other expenses, net				(25,456)
Loss from discontinued operations				(1,268)

Net income				$4,056

Total assets (1)(2)	$411,083	$305,633	$317,695	$1,071,173

Capital expenditures (3)	$5,276	$9,094	$8,693	$23,128

(1)

Total assets include the Company’s investment in properties that are owned through joint ventures that are not consolidated within the Company’s financial statements. For more information on the Company’s unconsolidated investments, including location within the Company’s reportable segments, see footnote 6, Investment in Affiliates.

(2)	Corporate assets not allocated to any of our reportable segments totaled $82,766, $78,205 and $36,762 at December 31, 2011, 2010 and 2009, respectively.
(3)	Capital expenditures for corporate assets not allocated to any of our reportable segments totaled $2,786 $320 and $65 at December 31, 2011, 2010 and 2009, respectively.
(4)	The Company acquired its first property located in Washington, D.C. in 2010.

Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

	2011(1)
	First	Second	Third	Fourth
(amounts in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter
Revenues	$39,333	$42,365	$44,628	$44,865
Operating expenses	32,890	34,657	35,724	33,994
(Loss) income from continuing operations	(998)	(1,126)	(575)	1,201
(Loss) income from discontinued operations	(2,894)	1,878	(3,137)	(3,100)
Less: Net loss attributable to noncontrolling interests	138	65	265	219

Net (loss) income attributable to First Potomac Realty Trust	(3,754)	817	(3,447)	(1,680)

Less: Dividends on preferred shares	(1,783)	(2,228)	(2,228)	(2,228)
Net loss attributable to common shareholders	$(5,537)	$(1,411)	$(5,675)	$(3,908)

Basic and diluted earnings per common share:
Loss from continuing operations	$(0.06)	$(0.07)	$(0.06)	$(0.02)
(Loss) income from discontinued operations	(0.06)	0.04	(0.06)	(0.06)

Net loss	$(0.12)	$(0.03)	$(0.12)	$(0.08)

	2010(1)
	First	Second	Third	Fourth
(amounts in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter
Revenues	$33,501	$31,930	$33,076	$35,256
Operating expenses	26,431	24,909	24,504	34,199
(Loss) income from continuing operations	(1,631)	(718)	237	(6,925)
(Loss) income from discontinued operations	(577)	751	(3,172)	360
Less: Net loss (income) attributable to noncontrolling interests	49	(1)	55	129

Net (loss) income attributable to common shareholders	$(2,159)	$32	$(2,880)	$(6,436)

Basic and diluted earnings per common share:
(Loss) income from continuing operations	$(0.06)	$(0.02)	$—	$(0.16)
(Loss) income from discontinued operations	(0.02)	0.02	(0.08)	0.01

Net (loss) income	$(0.08)	$—	$(0.08)	$(0.15)

(1)	These figures are rounded to the nearest thousand, which may impact crossfooting in reconciling to full year totals.

Description of Business (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011 Property Person Project	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 sqft Property Person Project	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft
Real Estate Properties [Line Items]
Area of land parcel									991,604	1,493,381	12,065,591
Description of Business (Textual) [Abstract]
Number of separate segments its properties	4								4
Interest in Operating Partnership	94.50%								94.50%
Unconsolidated joint ventures	6								6
Square footage of land for additional development	2,400,000								2,400,000
Occupancy rate in the company's consolidated properties	81.80%								81.80%
Number of tenants representing the 81.8% occupancy rate	608								608
Vacancy rate at Redland Corporate Center II, at acquisition	99.00%								99.00%
Occupancy rate of Company's consolidated portfolio, occupied	84.00%								84.00%
Square footage in development or redevelopment not included on occupancy calculation	600,000								600,000
Share of U.S. Government along with government contractors in Company's total annualized rental revenue	25.00%								25.00%
Percentage of outstanding account receivables accounted by government	34.00%								34.00%
Revenues	$ 44,865	$ 44,628	$ 42,365	$ 39,333	$ 35,256	$ 33,076	$ 31,930	$ 33,501	$ 171,190	$ 133,763	$ 125,680
Consolidated total assets	$ 1,739,752				$ 1,396,682				$ 1,739,752	$ 1,396,682	$ 1,071,173
Wholly Owned Properties [Member]
Real Estate Properties [Line Items]
Area of land parcel									13,900,000
Unconsolidated Properties [Member]
Real Estate Properties [Line Items]
Area of land parcel									1,000,000

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	$ 6,880
Future Amortization Expense for Deferred Leasing Cost	23,221
2012 [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	2,632
Future Amortization Expense for Deferred Leasing Cost	4,627
2013 [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	2,148
Future Amortization Expense for Deferred Leasing Cost	3,975
2014 [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	750
Future Amortization Expense for Deferred Leasing Cost	3,094
2015 [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	569
Future Amortization Expense for Deferred Leasing Cost	2,586
2016 [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	368
Future Amortization Expense for Deferred Leasing Cost	2,148
Thereafter [Member]
Scheduled future amortization for deferred financing and leasing costs
Future Amortization Expense for Deferred Financing Cost	413
Future Amortization Expense for Deferred Leasing Cost	$ 6,791

Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2011 Y
Estimated useful lives of Company's assets, by class
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	39
Tenant improvements, Useful Life	Shorter of the useful lives of the assets or the terms of the related leases
Buildings [Member]
Estimated useful lives of Company's assets, by class
Property, Plant and Equipment, Useful Life, Average	39
Building improvements [Member]
Estimated useful lives of Company's assets, by class
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	20
Furniture, fixtures and equipment [Member]
Estimated useful lives of Company's assets, by class
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	15

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Additional goodwill recognized	$ 6,930,000	$ 2,100,000
Summary of significant accounting policies (Textual) [Abstract]
Lease termination fees included in Tenant reimbursement and other revenues	800,000	1,000,000	400,000
Age of highly liquid investments considered as cash equivalents	90 days or less
Accumulated amortization of financing costs related to long-term debt	17,000,000	16,100,000
Excluded leasing costs amortization for tenants not yet placed in service	4,600,000
In-place workforce acquired and classified as goodwill and included in intangible assets	2,100,000
Goodwill impairment losses	0	0	0
Required distribution percentage of ordinary annual taxable income to shareholder to maintain company status as a REIT	90.00%
Required distribution percentage of REIT taxable income of the company to shareholders to avoid federal income tax and non-deductible exercise tax	100.00%
Number of preceding years of realized volatility used as basis of assessment of the company's expected volatility	5 years
Percentage of likelihood that the company may recognize tax benefit from uncertain tax position when it is more-likely-than-not that the position will be sustained, based on technical merits	50.00%
840 First Street [Member]
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Additional goodwill recognized	$ 4,800,000

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator for basic and diluted earnings per share:
(Loss) income from continuing operations	$ 1,201	$ (575)	$ (1,126)	$ (998)	$ (6,925)	$ 237	$ (718)	$ (1,631)	$ (1,499)	$ (9,037)	$ 5,324
Loss from discontinued operations	(3,100)	(3,137)	1,878	(2,894)	360	(3,172)	751	(577)	(7,253)	(2,638)	(1,268)
Net (loss) income									(8,752)	(11,675)	4,056
Less: Net loss (income) from continuing operations attributable to noncontrolling interests									385	181	(151)
Less: Net loss from discontinued operations attributable to noncontrolling interests									303	51	27
Net (loss) income attributable to First Potomac Realty Trust									(8,064)	(11,443)	3,932
Less: Dividends on preferred shares	(2,228)	(2,228)	(2,228)	(1,783)					(8,467)
Net (loss) income attributable to common shareholders									(16,531)	(11,443)	3,932
Less: Allocation to participating securities									(591)	(596)	(516)
Net (loss) income attributable to common shareholders	$ (1,680)	$ (3,447)	$ 817	$ (3,754)	$ (6,436)	$ (2,880)	$ 32	$ (2,159)	$ (16,531)	$ (11,443)	$ 3,932
Denominator for basic and diluted earnings per share:
Weighted average common shares outstanding - basic									49,323	36,984	27,956
Effect of dilutive shares:
Employee stock options and non-vested shares											89
Weighted average common shares outstanding - diluted									49,323	36,984	28,045
Basic and diluted earnings per share:
(Loss) income from continuing operations	$ (0.02)	$ (0.06)	$ (0.07)	$ (0.06)	$ (0.16)		$ (0.02)	$ (0.06)	$ (0.21)	$ (0.26)	$ 0.16
Loss from discontinued operations	$ (0.06)	$ (0.06)	$ 0.04	$ (0.06)	$ 0.01	$ (0.08)	$ 0.02	$ (0.02)	$ (0.14)	$ (0.07)	$ (0.04)
Net (loss) income	$ (0.08)	$ (0.12)	$ (0.03)	$ (0.12)	$ (0.15)	$ (0.08)		$ (0.08)	$ (0.35)	$ (0.33)	$ 0.12

Earnings Per Share (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Anti-dilutive shares not included in calculation of diluted earnings per share
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount	9,793	2,257	2,730
Stock Option Awards [Member]
Anti-dilutive shares not included in calculation of diluted earnings per share
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount	904	836	767
Non-vested Share Awards [Member]
Anti-dilutive shares not included in calculation of diluted earnings per share
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount	401	323	228
Conversion of Exchangeable Senior Notes [Member]
Anti-dilutive shares not included in calculation of diluted earnings per share
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount	814	1,098	1,735
Series A Preferred Stock [Member]
Anti-dilutive shares not included in calculation of diluted earnings per share
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount	7,674

Earnings Per Share (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share (Textual) [Abstract]
Specified number of shares for each $1,000 principal of exchangeable senior notes		$ 13,030,000	$ 1,000	$ 1,000
Principal amount of exchangeable senior notes convertible to 28.039 shares		28.039	28.039	28.039
Repayment of Outstanding Balance on Exchangeable Senior Notes	$ 30,400,000

Rental Property (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Rental Property [Abstract]
Land and land improvements	$ 384,409	$ 315,229
Buildings and improvements	1,052,341	933,546
Projected incremental investment in project	70,362	41,697
Tenant improvements	116,148	88,521
Furniture, fixtures and equipment	5,400	9,894
Rental property, Gross	1,628,660	1,388,887
Less: accumulated depreciation	(188,999)	(170,990)
Rental Property, Net	$ 1,439,661	$ 1,217,897

Rental Property (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 sqft
Current development and redevelopment activity
Developable Square Feet	2,371
Square feet Under Development	166
Square feet under Redevelopment	135
Cost to Date of Development Activities	$ 536
Cost to Date of Redevelopment Activities	1,624
Washington D.C. [Member]
Current development and redevelopment activity
Developable Square Feet	712
Square feet under Redevelopment	135
Cost to Date of Redevelopment Activities	1,624
Northern Virginia [Member]
Current development and redevelopment activity
Developable Square Feet	568
Southern Virginia [Member]
Current development and redevelopment activity
Developable Square Feet	841
Square feet Under Development	166
Cost to Date of Development Activities	$ 536
Maryland [Member]
Current development and redevelopment activity
Developable Square Feet	250

Rental Property (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011 acre sqft Y	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft	Dec. 28, 2010 sqft	Dec. 31, 2011 Greyhound Property [Member] sqft	Dec. 31, 2011 Buildings [Member] sqft	Dec. 31, 2011 Washington D.C. [Member] acre sqft	Dec. 31, 2010 Washington D.C. [Member] sqft	Dec. 31, 2011 Northern Virginia [Member] sqft	Dec. 31, 2011 Northern Virginia [Member] sqft	Dec. 31, 2010 Northern Virginia [Member] sqft	Dec. 31, 2009 Northern Virginia [Member] sqft	Dec. 31, 2011 Southern Virginia [Member] sqft	Dec. 31, 2010 Southern Virginia [Member] sqft	Dec. 31, 2009 Southern Virginia [Member] sqft	Dec. 31, 2011 Maryland [Member] sqft	Dec. 31, 2010 Maryland [Member] sqft	Dec. 31, 2009 Maryland [Member] sqft
Rental Property (Additional Textual) [Abstract]
Acquired building				105,000			30,000
Transferable development rights, purchased							30,000
Acquisition of transferable development rights, Value							$ 0.3
Completed and placed in service redevelopment efforts		98,000					14,000			23,000			31,000			30,000
Developable land that can accommodate additional building space						2,400,000
Projected incremental investment in redevelopment project							25
Completed Development and Redevelopment Activities to be Placed in Service									280,000
Completed development and redevelopment activities to be placed in service, cost										18.6
Costs of construction projects to be placed in service										13.3
Completed and placed in service redevelopment efforts	93,000									41,000			39,000			13,000
Lease agreement with termination option	the site under a ten-year lease agreement with a termination option, at no penalty, after the second year						the site under a ten-year lease agreement with a termination option, at no penalty, after the second year
Area of land parcel	991,604	1,493,381	12,065,591		712,000		666,714	359,154		3,664,158	3,409,985	3,016,035	5,649,560	5,359,763	5,265,457	3,960,688	4,052,196	3,784,099
Development of area for operations by joint venture	1.6						1.6
Rental Property (Textual) [Abstract]
Tax basis of real estate assets	$ 1,607	$ 1,422
Property, Plant and Equipment, Useful Life, Minimum	5
Property, Plant and Equipment, Useful Life, Maximum	39

Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft	Dec. 29, 2011
Acquisition of controlling interest in properties
Area of land parcel	991,604	1,493,381	12,065,591
Aggregate purchase price	$ 276,600	$ 286,200		$ 90,000
Mortgage Debt Assumed	153,527	14,699
Three Flint Hill [Member]
Acquisition of controlling interest in properties
Reporting Segment		Northern Virginia
Acquisition Date	4/1/2010	4/28/2010
Property Type		Office
Area of land parcel		173,762
Aggregate purchase price		13,653
Cedar Hill Merrill Lynch Building [Member]
Acquisition of controlling interest in properties
Reporting Segment	Northern Virginia/ Maryland
Acquisition Date	2/22/2011
Property Type	Office
Area of land parcel	240,309
Aggregate purchase price	33,795
Mortgage Debt Assumed	29,982
840 First Street, NE [Member]
Acquisition of controlling interest in properties
Reporting Segment	Washington, D.C
Acquisition Date	3/25/2011
Property Type	Office
Area of land parcel	248,576
Aggregate purchase price	97,738
Mortgage Debt Assumed	56,482
One Fair Oaks [Member]
Acquisition of controlling interest in properties
Reporting Segment	Northern Virginia
Acquisition Date	4/8/2011
Property Type	Office
Area of land parcel	214,214
Aggregate purchase price	58,036
Mortgage Debt Assumed	52,909
Greenbrier Towers [Member]
Acquisition of controlling interest in properties
Reporting Segment	Southern Virginia
Acquisition Date	7/19/2011
Property Type	Office
Area of land parcel	171,902
Aggregate purchase price	16,641
1005 First Street, NE [Member]
Acquisition of controlling interest in properties
Reporting Segment	Washington, D.C
Acquisition Date	8/4/2011
Property Type	Office
Area of land parcel	30,414
Aggregate purchase price	45,240
1200 17th Street, NW [Member]
Acquisition of controlling interest in properties
Aggregate purchase price	40,950
Hillside Center [Member]
Acquisition of controlling interest in properties
Reporting Segment	Maryland
Acquisition Date	11/18/2011
Property Type	Office
Area of land parcel	86,189
Aggregate purchase price	17,124
Mortgage Debt Assumed	14,154
500 First Street, NW [Member]
Acquisition of controlling interest in properties
Reporting Segment		Washington, D.C.
Acquisition Date	6/10/2011	6/30/2010
Property Type		Office
Area of land parcel		129,035
Aggregate purchase price		67,838
Battlefield Corporate Center [Member]
Acquisition of controlling interest in properties
Reporting Segment		Southern Virginia
Acquisition Date	10/1/2010	10/28/2010
Property Type		Office
Area of land parcel		96,720
Aggregate purchase price		8,310
Redland Corporate Center [Member]
Acquisition of controlling interest in properties
Reporting Segment		Maryland
Acquisition Date	11/1/2010	11/10/2010
Property Type		Office
Area of land parcel		347,462
Aggregate purchase price		86,358
Atlantic Corporate Park [Member]
Acquisition of controlling interest in properties
Reporting Segment		Northern Virginia
Acquisition Date	11/1/2010	11/19/2010
Property Type		Office
Area of land parcel		220,610
Aggregate purchase price		22,550
1211 Connecticut Ave, NW [Member]
Acquisition of controlling interest in properties
Reporting Segment		Washington, D.C.
Acquisition Date	12/1/2010	12/9/2010
Property Type		Office
Area of land parcel		125,119
Aggregate purchase price		49,500
440 First Street, NW [Member]
Acquisition of controlling interest in properties
Reporting Segment	Washington, D.C	Washington, D.C.
Acquisition Date	1/11/2011	12/28/2010
Property Type	Office	Office
Area of land parcel		105,000
Aggregate purchase price	8,000	15,311
7458 Candlewood Road [Member]
Acquisition of controlling interest in properties
Reporting Segment		Maryland
Acquisition Date		12/29/2010
Property Type		Industrial
Area of land parcel		295,673
Aggregate purchase price		22,641
Mortgage Debt Assumed		$ 14,699
Cloverleaf Center [Member]
Acquisition of controlling interest in properties
Acquisition Date	10/1/2009
Corporate Campus at Ashburn Center [Member]
Acquisition of controlling interest in properties
Acquisition Date	12/1/2009

Acquisition (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2011	Dec. 31, 2009
Fair value of assets and liabilities
Land	$ 87,679	$ 87,786
Acquired tenant improvements	10,240	9,858
Building and improvements	146,358	151,190
Construction in progress		15,311
In-place leases	28,967	15,736
Acquired leasing commissions	2,766	4,386
Customer relationships	242	651
Marketing and legal intangible	207
Above-market leases acquired	2,772	712
Goodwill	4,830
Total assets acquired	284,061	285,630
Below-market leases assumed	(307)	(1,855)
Debt assumed	(153,527)	(14,699)
Deferred tax liability	(4,830)
Environmental remediation obligation	(2,350)
Deferred purchase price obligation	(6,840)
Accrued contingent consideration expected to be paid by the seller upon achieving specified returns	(9,356)	(1,398)	(9,400)	(688)
Net assets acquired	106,851	269,076
Pro Forma Financial Information
Pro forma total revenues	181,222	183,922
Pro forma net loss	$ (4,725)	$ (8,166)
Pro forma net loss per share basic and diluted	$ (0.27)	$ (0.17)

Acquisitions (Details Textual) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2011 acre sqft Y	Dec. 31, 2010 Y sqft	Dec. 31, 2009 sqft	Dec. 29, 2011	Dec. 31, 2011 Greyhound Property [Member] sqft	Dec. 31, 2010 Battlefield Corporate Center [Member] sqft	Dec. 31, 2011 Battlefield Corporate Center [Member]	Dec. 31, 2011 Redland Corporate Center [Member]	Dec. 31, 2010 Redland Corporate Center [Member] sqft	Aug. 31, 2011 1005 First Street, NE [Member]	Dec. 31, 2011 1005 First Street, NE [Member] sqft	Aug. 31, 2013 1005 First Street, NE [Member]	Dec. 31, 2011 1005 First Street, NE [Member] Greyhound Property [Member]	Dec. 31, 2011 1200 17th Street, NW [Member]	Dec. 31, 2010 440 First Street, NW [Member] sqft	Dec. 31, 2011 440 First Street, NW [Member]	Jan. 11, 2011 440 First Street, NW [Member]	Jul. 31, 2011 840 First Street, NE [Member] Floor	Dec. 31, 2011 840 First Street, NE [Member] sqft	Jul. 31, 2012 840 First Street, NE [Member]	Mar. 25, 2011 840 First Street, NE [Member]	Jan. 31, 2011 7458 Candlewood Road [Member]	Dec. 31, 2011 7458 Candlewood Road [Member]	Dec. 31, 2010 7458 Candlewood Road [Member] sqft	Dec. 31, 2010 1211 Connecticut Ave, NW [Member] sqft	Dec. 31, 2010 500 First Street NW and Redland Corporate Center [Member]	Dec. 31, 2011 Corporate Campus at Ashburn Center [Member]
Acquisitions (Textual) [Abstract]
Area of land parcel	991,604	1,493,381	12,065,591		712,000	96,720			347,462		30,414				105,000				248,576					295,673	125,119
Aggregate purchase price	$ 276,600,000	$ 286,200,000		$ 90,000,000		$ 8,310,000			$ 86,358,000		$ 45,240,000			$ 40,950,000	$ 15,311,000	$ 8,000,000			$ 97,738,000					$ 22,641,000	$ 49,500,000
Deferred purchase price liability										8.4	8.4
Mortgage issued for acquisition	506,000,000	361,998,000	109,500,000
Mortgage Loan Issued							4,300,000
Company acquired property																							22,641,000
Lease agreement with termination option	the site under a ten-year lease agreement with a termination option, at no penalty, after the second year
Mortgage debt, aggregate fair value	14,700,000			153,500,000							46,800,000	38,400,000
Development of area for operations by joint venture	1.6
Noncontrolling interest of third party in property													1,200,000
Approximate cost of site remediation											2,400,000
Additional consideration paid for acquisition																			10,000,000
Building's sole tenant renewed to lease																		2023-08
Issuance of operating partnership units in connection with acquisition	230,876			1,963,388															544,673
Additional goodwill recognized	6,930,000	2,100,000																	4,800,000
Economic interest in acquired property through consolidated joint venture								97.00%			97.00%
Acquisition costs incurred											1,700,000				700,000				1,800,000						800,000	1,500,000
Fee interest purchased in property ground lease																	8,000,000
Acquisition-related due diligence and closing costs	5,042,000	7,169,000	1,076,000
Contingent consideration recorded in connection with acquisition of real estate	9,356,000	1,398,000	688,000	9,400,000															700,000	7,100,000	9,400,000						1,400,000
Fair value obligation based on leasing activity																											700,000
Impairment charge related to intangible assets																						3,700,000
Floors excluded in renewal of lease																		2
Composition of Acquired Intangible Assets (Textual) [Abstract]
Weighted average amortization period of acquired consolidated intangible assets	7.4	6.7
Acquired Tenant Improvements	7.4
In-place leases	7.8
Acquired leasing commissions	6.4
Customer relationships	5
Marketing and Legal Expenses	3.3
Above market Leases	4
Below Market Leases	6.4
Acquisition costs removed from operating results	$ 5,000,000

Investment in Affiliates (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 1200 17th Street, NW [Member]	Dec. 31, 2011 Metro Place III & IV [Member]	Nov. 18, 2011 Metro Place III & IV [Member]	Dec. 31, 2011 1750 H Street, NW [Member]	Dec. 31, 2010 1750 H Street, NW [Member]	Oct. 28, 2010 1750 H Street, NW [Member]	Dec. 31, 2011 Aviation Business Park [Member]	Dec. 31, 2010 Aviation Business Park [Member]	Dec. 29, 2011 Aviation Business Park [Member]	Dec. 31, 2011 Rivers Park I and II [Member]	Dec. 31, 2010 Rivers Park I and II [Member]	Dec. 31, 2010 Rivers Park II [Member]
Components of investments in affiliates
Reporting Segment			Washington D.C.	Northern Virginia		Washington D.C.	Washington D.C.		Maryland	Maryland		Maryland	Maryland
Ownership Interest			95.00%	51.00%	51.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	25.00%	25.00%	25.00%
Company Investment	$ 72,518	$ 23,721	$ 20,426	$ 27,856		$ 16,749	$ 16,830		$ 4,699	$ 4,190		$ 2,788	$ 2,701	$ 1,819
Debt	129,336	59,287	20,000	50,954		30,382	31,287		0	0		28,000	28,000	18,144
Recourse Debt	$ 7,000	$ 7,000		$ 0		$ 0	$ 0		$ 0	$ 0		$ 7,000	$ 7,000	$ 4,536

Investment in Affiliates (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Nov. 10, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets:
Rental property, net	$ 1,439,661		$ 1,217,897
Cash and cash equivalents	16,749		33,280	9,320	16,352
Total assets	1,739,752		1,396,682	1,071,173
Liabilities:
Mortgage loans	30,000	50,000	110,000
Total liabilities	1,023,280		762,500
Unconsolidated joint ventures [Member]
Assets:
Rental property, net	242,767		104,559
Cash and cash equivalents	4,009		1,706
Other assets	22,734		11,442
Total assets	269,510		117,707
Liabilities:
Mortgage loans	132,370		59,914
Other liabilities	7,207		4,316
Total liabilities	139,577		64,230
Net Assets	$ 129,933		$ 53,477

Investment in Affiliates (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Unconsolidated joint ventures [Member]	Dec. 31, 2011 Unconsolidated joint ventures [Member]	Dec. 31, 2010 Unconsolidated joint ventures [Member]
Results of operations of Company's unconsolidated joint ventures
Total revenues	$ 44,865	$ 44,628	$ 42,365	$ 39,333	$ 35,256	$ 33,076	$ 31,930	$ 33,501	$ 171,190	$ 133,763	$ 125,680	$ 2,121	$ 13,389	$ 5,923
Total operating expenses	(33,994)	(35,724)	(34,657)	(32,890)	(34,199)	(24,504)	(24,909)	(26,431)	(137,265)	(110,042)	(94,900)	(458)	(4,330)	(1,547)
Operating income									33,925	23,721	30,780	1,663	9,059	4,376
Depreciation and amortization									(60,738)	(42,043)	(39,421)	(1,087)	(5,725)	(2,695)
Interest expense, net									(41,367)	(33,397)	(32,035)	(955)	(3,450)	(2,160)
Benefit (provision) for income taxes									633	(31)			176	(24)
Net income (loss)									$ 20	$ (124)	$ (95)	$ (379)	$ 60	$ (503)

Investment In Affiliates (Details Textual) (USD $)	12 Months Ended						1 Months Ended			1 Months Ended						3 Months Ended						12 Months Ended
	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft	Dec. 29, 2011	Nov. 10, 2011	Dec. 29, 2010	Nov. 30, 2011 First Potomac Realty Trust [Member]	Dec. 31, 2011 Metro Place III & IV [Member]	Nov. 18, 2011 Metro Place III & IV [Member]	Nov. 30, 2011 Metro Place III and IV in Fairfax, Virginia [Member]	Oct. 31, 2010 1750 H Street, NW [Member]	Dec. 31, 2011 1750 H Street, NW [Member]	Oct. 28, 2011 1750 H Street, NW [Member]	Dec. 31, 2010 1750 H Street, NW [Member]	Oct. 28, 2010 1750 H Street, NW [Member]	Sep. 30, 2011 Aviation Business Park [Member]	Dec. 31, 2011 Aviation Business Park [Member]	Dec. 29, 2011 Aviation Business Park [Member]	Dec. 31, 2010 Aviation Business Park [Member]	Dec. 31, 2011 Rivers Park I and II [Member]	Dec. 31, 2010 Rivers Park I and II [Member]	Dec. 31, 2011 1200 17th Street, NW [Member] sqft
Investment in Affiliates (Textual) [Abstract]
Ownership Interest								51.00%	51.00%			50.00%		50.00%	50.00%		50.00%	50.00%	50.00%	25.00%	25.00%	95.00%
Loans Assumed							$ 26,000,000			$ 51,000,000	$ 31,400,000
Mortgage debt, aggregate fair value	14,700,000			153,500,000					53,600,000				65,000,000									39,600,000
Percentage of purchase price funded by AEW Capital Management, L.P.													50.00%
Mortgage loans	30,000,000	110,000,000			50,000,000											10,600,000
Cash used to acquire first mortgage loan collateralized by Aviation Business Park																8,000,000
Fair value at acquisition date recognized on the joint venture that is a contingent consideration related to expected payments due to meeting certain leasing hurdles under the terms of a fee agreement with the former owner																		126,000
Contingent consideration which the Company remains liable in the event of default by the joint venture																	63,000
Contingent consideration liability, percentage						50.00%
Area of land parcel	991,604	1,493,381	12,065,591																			85,000
Economic interest in acquired property through consolidated joint venture																						95.00%
Mortgage loan issued																						20,000,000
Square footage of class A office building																						170,000
Fees from joint ventures	$ 600,000	$ 200,000	$ 300,000

Notes Receivable (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of receivables with imputed interest
Face Amount	$ 55,000
Unamortized Origination Costs	(339)
Balance	54,661
Notes receivables issued on December two thousand ten [Member]
Summary of receivables with imputed interest
Notes receivables issued date	Dec 10, 2013	Dec 10, 2013
Face Amount	25,000	25,000
Unamortized Origination Costs	(211)	(250)
Balance	24,789	24,750
Interest rate	12.50%	12.50%
Property	950 F Street, NW	950 F Street, NW
Notes receivables issued on April two thousand eleven [Member]
Summary of receivables with imputed interest
Notes receivables issued date	Apr 1, 2011
Face Amount	30,000
Unamortized Origination Costs	(128)
Balance	$ 29,872
Interest rate	9.00%
Property	America's Square

Notes Receivable (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft	Dec. 31, 2011 Notes receivables issued on December two thousand ten [Member]	Dec. 31, 2010 Notes receivables issued on December two thousand ten [Member] sqft	Apr. 30, 2011 Notes receivables issued on April two thousand eleven [Member] sqft	Dec. 31, 2011 Notes receivables issued on April two thousand eleven [Member]
Receivables with Imputed Interest [Line Items]
Company provided subordinated loan to the owners					$ 25	$ 30
Area of land parcel	991,604	1,493,381	12,065,591		287,000	461,000
Fixed interest rate on loan					12.50%		9.00%
Interest income				2	0.1		3.2
Maturity date of loan					2017-04-01		2016-05-01
Income from amortization of origination costs	$ 0.1

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	$ 78,630	$ 67,389
Goodwill	6,930	2,100
Accumulated Amortization	(19,609)	(32,838)
Intangible assets, net	59,021	34,551
Deferred market rent liability, Gross Intangible	9,757	11,822
Deferred market rent liability, Accumulated Amortization	4,942	5,790
Deferred market rent liability, Net Intangibles	4,815	6,032
In-place leases [Member]
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	56,422	53,974
Accumulated Amortization	(15,543)	(29,548)
Intangible assets, net	40,879	24,426
Customer relationships [Member]
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	1,001	884
Accumulated Amortization	(275)	(248)
Intangible assets, net	726	636
Leasing commissions [Member]
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	9,500	7,906
Accumulated Amortization	(2,390)	(2,039)
Intangible assets, net	7,110	5,867
Marketing and leasing [Member]
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	205
Accumulated Amortization	(33)
Intangible assets, net	172
Deferred market rent assets [Member]
Intangible assets and deferred market rent liabilities
Intangible assets including goodwill gross	4,572	2,525
Accumulated Amortization	(1,368)	(1,003)
Intangible assets, net	$ 3,204	$ 1,522

Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	$ 10,132
2013	8,621
2014	7,245
2015	6,309
2016	4,973
Thereafter	9,996
Total	$ 47,276

Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets (Textual) [Abstract]
Amortization Expense	$ 13.6	$ 5.5	$ 5.2
Rental Revenue	0.4	1.4	1.6
Losses due to termination of tenant leases and defaults	$ 0.6	$ 0.2	$ 0.2

Income Taxes (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010 Properties	Dec. 31, 2011 Properties	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Number of additional properties acquired		2
Income Taxes (Additional Textual) [Abstract]
Number of company acquired properties	2
Income tax expense		$ (633,000)	$ 31,000
Deferred tax assets	900,000	1,400,000	900,000
Income taxes associated with Company's discontinued operations		0
Deferred tax liabilities	$ 700,000	$ 5,000,000	$ 700,000
Washington D.C. [Member]
Income Taxes (Textual) [Abstract]
Franchise taxes effective rate			9.98%

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft
Summary of property dispositions
Square Feet	991,604	1,493,381	12,065,591
Proceeds from sale of Properties	$ 26,883	$ 11,414
Gain	1,954	557
Owings Mills Business Park [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2012-11-07
Property Type	Business Park
Square Feet	38,779
Proceeds from sale of Properties	3,472
Goldenrod Lane [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2012-05-31
Property Type	Office
Square Feet	23,518
Proceeds from sale of Properties	2,663
Gain	161
Woodlands Business Center [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2012-05-08
Property Type	Office
Square Feet	37,887
Proceeds from sale of Properties	2,885
Airpark Place Business Center [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2012-03-22
Property Type	Business Park
Square Feet	82,429
Proceeds from sale of Properties	5,153
Aquia Commerce Center I & II [Member]
Summary of property dispositions
Reporting Segment	Northern Virginia
Disposition Date	2011-06-22
Property Type	Office
Square Feet	64,488
Proceeds from sale of Properties	11,251
Gain	1,954
Gateway West [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2011-05-27
Property Type	Office
Square Feet	111,481
Proceeds from sale of Properties	4,809
Old Courthouse Square [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2011-02-18
Property Type	Retail
Square Feet	201,208
Proceeds from sale of Properties	10,824
7561 Lindbergh Drive [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2010-06-16
Property Type	Industrial
Square Feet	36,000
Proceeds from sale of Properties	3,911
Gain	557
Deer Park [Member]
Summary of property dispositions
Reporting Segment	Maryland
Disposition Date	2010-04-23
Property Type	Business Park
Square Feet	171,125
Proceeds from sale of Properties	$ 7,511

Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of net loss from discontinued operations
Revenues	$ 2,876	$ 6,527	$ 8,197
Property operating expenses	(1,842)	(3,365)	(4,255)
Depreciation and amortization	(1,147)	(1,993)	(2,316)
Interest expense, net of interest income	(368)	(351)	(353)
Impairment of real estate assets	(8,726)	(4,013)	(2,541)
Loss from operations of disposed properties	(9,207)	(3,195)	(1,268)
Gain on sale of real estate properties	1,954	557
Net loss from discontinued operations	$ (7,253)	$ (2,638)	$ (1,268)

Discontinued Operations (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2010	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2009 sqft	Mar. 31, 2012 Airpark Place Business Center [Member]	Sep. 30, 2011 Airpark Place Business Center [Member]	Dec. 31, 2011 Airpark Place Business Center [Member] sqft	Dec. 31, 2011 Owings Mills Business Park [Member] Building sqft	Dec. 31, 2011 Owings Mills Business Park [Member] Subsequent Event [Member] sqft
Discontinued Operations (Textual) [Abstract]
Area of land parcel		991,604	1,493,381	12,065,591			82,400	38,779	219,300
Proceeds from sale of Properties		$ 26,883	$ 11,414		$ 5,300		$ 5,300	$ 3,472
Impairment charge on the contractual sale price	$ 3,400		$ 2,386			$ 3,100	$ 3,600
Number of building sold								2
Number of buildings								6

Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Nov. 10, 2011	Dec. 31, 2010	Dec. 31, 2011 Series A senior notes [Member]	Dec. 31, 2010 Series A senior notes [Member]	Jun. 22, 2007 Series A senior notes [Member]	Dec. 31, 2011 Series B senior notes [Member]	Dec. 31, 2010 Series B senior notes [Member]	Jun. 22, 2007 Series B senior notes [Member]	Dec. 31, 2011 Secured term loan maturing January 2014 [Member]	Dec. 31, 2010 Secured term loan maturing January 2014 [Member]	Dec. 31, 2010 Secured term loan maturing August 2011 [Member]	Dec. 31, 2010 Secured term loan maturing May 2011 [Member]
Summary of borrowings of long term debt
Mortgage loans, effective interest rates ranging from 4.26% to 7.28%, maturing at various dates through June 2021	$ 432,023		$ 319,096
Exchangeable senior notes, net of discounts, effective interest rate of 5.84%, maturing December 2011			29,936
Senior notes	75,000		75,000	37,500	37,500	37,500	37,500	37,500	37,500
Secured term loans	30,000	50,000	110,000							30,000	40,000	20,000	50,000
Unsecured term loan, effective interest rates ranging from LIBOR plus 2.15% to LIBOR plus 2.30%, with staggered maturity dates ranging from July 2016 to July 2018	225,000
Unsecured revolving credit facility, effective interest rate of LIBOR plus 3.00%, maturing January 2015	183,000		191,000
Long-term Debt, Total	$ 945,023		$ 725,032

Debt (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of mortgage debt
Effective Interest Rate	5.93%
Maturity date of senior notes	Jan 14, 2013
Total Mortgage Debt	$ 432,023	$ 319,096
Unamortized fair value adjustments	(1,147)	(1,578)
Net Unamortized fair value	430,876	317,518
Indian Creek Court [Member]
Summary of mortgage debt
Contractual interest rate	7.80%
Effective Interest Rate	5.90%
Total Mortgage Debt		11,982
403/405 Glenn Drive [Member]
Summary of mortgage debt
Contractual interest rate	7.60%
Effective Interest Rate	5.50%
Total Mortgage Debt		7,960
4612 Navistar Drive [Member]
Summary of mortgage debt
Contractual interest rate	7.48%
Effective Interest Rate	5.20%
Total Mortgage Debt		12,189
Aquia commerce center I [Member]
Summary of mortgage debt
Contractual interest rate	7.28%
Effective Interest Rate	7.28%
Total Mortgage Debt		353
Campus at Metro Park [Member]
Summary of mortgage debt
Contractual interest rate	7.11%
Effective Interest Rate	5.25%
Maturity date of senior notes	Feb 12, 2013
Total Mortgage Debt	21,692	22,556
One Fair Oaks [Member]
Summary of mortgage debt
Contractual interest rate	6.31%
Effective Interest Rate	6.72%
Maturity date of senior notes	Jun 12, 2013
Total Mortgage Debt	52,604
1434 Crossways Blvd Building II [Member]
Summary of mortgage debt
Contractual interest rate	7.05%
Effective Interest Rate	5.38%
Maturity date of senior notes	Aug 12, 2013
Total Mortgage Debt	9,099	9,484
Crossways Commerce Center [Member]
Summary of mortgage debt
Contractual interest rate	6.70%
Effective Interest Rate	6.70%
Maturity date of senior notes	Oct 12, 2013
Total Mortgage Debt	23,720	24,179
Newington Business Park Center [Member]
Summary of mortgage debt
Contractual interest rate	6.70%
Effective Interest Rate	6.70%
Maturity date of senior notes	Oct 12, 2013
Total Mortgage Debt	14,963	15,252
Prosperity business center [Member]
Summary of mortgage debt
Contractual interest rate	6.25%
Effective Interest Rate	5.75%
Maturity date of senior notes	Jan 13, 2013
Total Mortgage Debt	3,381	3,502
Cedar Hills [Member]
Summary of mortgage debt
Contractual interest rate	6.00%
Effective Interest Rate	6.58%
Maturity date of senior notes	Feb 13, 2013
Total Mortgage Debt	15,838
Merrill Lynch Building [Member]
Summary of mortgage debt
Contractual interest rate	6.00%
Effective Interest Rate	7.29%
Maturity date of senior notes	Feb 13, 2013
Total Mortgage Debt	13,571
1434 Crossways Blvd Building I [Member]
Summary of mortgage debt
Contractual interest rate	6.25%
Effective Interest Rate	5.38%
Maturity date of senior notes	Mar 13, 2013
Total Mortgage Debt	7,943	8,225
Linden Business Center [Member]
Summary of mortgage debt
Contractual interest rate	6.01%
Effective Interest Rate	5.58%
Maturity date of senior notes	Oct 13, 2013
Total Mortgage Debt	6,918	7,080
840 First Street, NE [Member]
Summary of mortgage debt
Contractual interest rate	5.18%
Effective Interest Rate	6.05%
Maturity date of senior notes	Oct 13, 2013
Total Mortgage Debt	55,745
Owings Mills Commerce Center [Member]
Summary of mortgage debt
Contractual interest rate	5.85%
Effective Interest Rate	5.75%
Maturity date of senior notes	Mar 14, 2013
Total Mortgage Debt	5,338	5,448
Annapolis Business Center [Member]
Summary of mortgage debt
Contractual interest rate	5.74%
Effective Interest Rate	6.25%
Maturity date of senior notes	Jun 14, 2013
Total Mortgage Debt	8,360	8,491
Cloverleaf Center [Member]
Summary of mortgage debt
Contractual interest rate	6.75%
Effective Interest Rate	6.75%
Maturity date of senior notes	Oct 14, 2013
Total Mortgage Debt	16,908	17,204
Plaza 500, Van Buren Office Park, Rumsey Center, Snowden Center, Greenbrier Technology Center II, Norfolk Business Center, Northridge and 15395 John Marshall Highway [Member]
Summary of mortgage debt
Contractual interest rate	5.19%
Effective Interest Rate	5.19%
Maturity date of senior notes	Aug 15, 2013
Total Mortgage Debt	97,681	99,151
Building D [Member]
Summary of mortgage debt
Contractual interest rate	8.88%
Effective Interest Rate	6.63%
Maturity date of senior notes	Aug 15, 2013
Total Mortgage Debt	520	642
Building C [Member]
Summary of mortgage debt
Contractual interest rate	7.88%
Effective Interest Rate	6.63%
Maturity date of senior notes	Dec 17, 2013
Total Mortgage Debt	920	1,041
Buildings C, D, G and H [Member]
Summary of mortgage debt
Contractual interest rate	8.50%
Effective Interest Rate	6.63%
Maturity date of senior notes	Aug 15, 2013
Total Mortgage Debt	1,369	1,681
Buildings A,B, E and F [Member]
Summary of mortgage debt
Contractual interest rate	7.45%
Effective Interest Rate	6.63%
Maturity date of senior notes	Jun 21, 2013
Total Mortgage Debt	2,235	2,398
Mercedes Center Note 1 [Member]
Summary of mortgage debt
Contractual interest rate	4.67%
Effective Interest Rate	6.04%
Maturity date of senior notes	Jan 16, 2013
Total Mortgage Debt	4,713	4,761
Mercedes Center Note 2 [Member]
Summary of mortgage debt
Contractual interest rate	6.57%
Effective Interest Rate	6.30%
Maturity date of senior notes	Jan 16, 2013
Total Mortgage Debt	9,722	9,938
Gateway Centre Manassas Building I [Member]
Summary of mortgage debt
Contractual interest rate	7.35%
Effective Interest Rate	5.88%
Maturity date of senior notes	Nov 16, 2013
Total Mortgage Debt	1,016	1,189
Hillside Center [Member]
Summary of mortgage debt
Contractual interest rate	5.75%
Effective Interest Rate	4.62%
Maturity date of senior notes	Dec 16, 2013
Total Mortgage Debt	14,122
500 First Street, NW [Member]
Summary of mortgage debt
Contractual interest rate	5.72%
Effective Interest Rate	5.79%
Maturity date of senior notes	Jul 20, 2013
Total Mortgage Debt	38,277	38,793
Battlefield Corporate Center [Member]
Summary of mortgage debt
Contractual interest rate	4.26%
Effective Interest Rate	4.40%
Maturity date of senior notes	Nov 20, 2013
Total Mortgage Debt	4,149	4,289
Airpark Business Center [Member]
Summary of mortgage debt
Contractual interest rate	7.45%
Effective Interest Rate	6.63%
Maturity date of senior notes	Jun 21, 2013
Total Mortgage Debt	$ 1,219	$ 1,308

Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Repayment of mortgage
Issued exchangeable senior notes		$ 30,450
Effective Interest Rate	5.93%
Hillside Center [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	November
Year in which mortgage debt were issued or assumed	2011
Issued exchangeable senior notes	14,154
Effective Interest Rate	4.62%
One Fair Oaks [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	April
Year in which mortgage debt were issued or assumed	2011
Issued exchangeable senior notes	52,909
Effective Interest Rate	6.72%
840 First Street, NE [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	March
Year in which mortgage debt were issued or assumed	2011
Issued exchangeable senior notes	56,482
Effective Interest Rate	6.05%
Cedar Hills [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	February
Year in which mortgage debt were issued or assumed	2011
Issued exchangeable senior notes	16,187
Effective Interest Rate	6.58%
Merrill Lynch Building [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	February
Year in which mortgage debt were issued or assumed	2011
Issued exchangeable senior notes	13,796
Effective Interest Rate	7.29%
Mercedes Center Note 1 [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	December
Year in which mortgage debt were issued or assumed	2010
Issued exchangeable senior notes	4,761
Effective Interest Rate	6.04%
Mercedes Center Note 2 [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	December
Year in which mortgage debt were issued or assumed	2010
Issued exchangeable senior notes	9,938
Effective Interest Rate	6.30%
Battlefield Corporate Center [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	October
Year in which mortgage debt were issued or assumed	2010
Issued exchangeable senior notes	4,300
Effective Interest Rate	4.40%
500 First Street, NW [Member]
Repayment of mortgage
Month in which mortgage debt were issued or assumed	June
Year in which mortgage debt were issued or assumed	2010
Issued exchangeable senior notes	39,000
Effective Interest Rate	5.79%
Campus at Metro Park North [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	February
Year in which mortgage debt were repaid	2012
Effective Interest Rate	5.25%
Repayment of Mortgage Debt	21,618
4612 Navistar Drive [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	July
Year in which mortgage debt were repaid	2011
Effective Interest Rate	5.20%
Repayment of Mortgage Debt	11,941
403/405 Glenn Drive [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	July
Year in which mortgage debt were repaid	2011
Effective Interest Rate	5.50%
Repayment of Mortgage Debt	7,807
Aquia commerce center I [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	April
Year in which mortgage debt were repaid	2011
Effective Interest Rate	7.28%
Repayment of Mortgage Debt	318
Indian Creek Court [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	January
Year in which mortgage debt were repaid	2011
Effective Interest Rate	5.90%
Repayment of Mortgage Debt	11,982
Enterprise Center [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	December
Year in which mortgage debt were repaid	2010
Effective Interest Rate	5.20%
Repayment of Mortgage Debt	16,712
Park central II [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	November
Year in which mortgage debt were repaid	2010
Effective Interest Rate	5.66%
Repayment of Mortgage Debt	5,305
4212 Tech Court [Member]
Repayment of mortgage
Month in which mortgage debt were repaid	June
Year in which mortgage debt were repaid	2010
Effective Interest Rate	8.53%
Repayment of Mortgage Debt	1,654

Debt (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exchangeable senior notes
Issued exchangeable senior notes		$ 30,450
Unamortized discount		(514)
Total convertible notes		29,936
Equity component		8,696
Interest expense related to exchangeable senior notes
Contractual cash interest	1,167	1,609	2,484
Amortization of the discount on the liability component	388	540	866
Amortization of the issuance discount	$ 126	$ 175	$ 280

Debt (Details 4) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011
Outstanding balances of unsecured term loans
Maturity date of senior notes		Jan 14, 2013
Unsecured term loans		$ 225,000
Interest on loan in LIBOR	Interest on the loan is LIBOR plus 350 basis points which increase by 100 basis points each year beginning on January 1, 2012 to a maximum of 550 basis points.
Tranche A [Member]
Outstanding balances of unsecured term loans
Maturity date of senior notes		Jul 16, 2013
Unsecured term loans		60,000
Interest on loan in LIBOR		LIBOR, Plus 215 basis point
Tranche B [Member]
Outstanding balances of unsecured term loans
Maturity date of senior notes		Jul 17, 2013
Unsecured term loans		85,000
Interest on loan in LIBOR		LIBOR, Plus 225 basis point
Tranche C [Member]
Outstanding balances of unsecured term loans
Maturity date of senior notes		Jul 17, 2013
Unsecured term loans		$ 80,000
Interest on loan in LIBOR		LIBOR, Plus 230 basis point

Debt (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 29, 2011	Dec. 31, 2010
Aggregate debt maturities
2012	$ 138,481	$ 10,000
2013	153,248	10,000
2014	43,549	10,000
2015	278,159	10,000
2016	124,835
Thereafter	205,604
Long term debt before unamortized discount	943,876
Unamortized fair value adjustments	1,147		1,578
Long-term Debt, Total	$ 945,023		$ 725,032

Debt (Details Textual) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended									12 Months Ended		12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	3 Months Ended				1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Dec. 31, 2009	Sep. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Dec. 31, 2011 Installments Swap Property	Dec. 31, 2010 Property	Dec. 31, 2009	Dec. 29, 2011	Nov. 10, 2011	Jul. 18, 2011	Jan. 18, 2011	Dec. 29, 2009	Jan. 18, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Term Loan [Member]	Jul. 18, 2011 Term Loan [Member]	Dec. 31, 2011 Exchangeable Senior Notes [Member]	Dec. 31, 2010 Exchangeable Senior Notes [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2011 Mortgages [Member]	Dec. 31, 2011 Convertible Debt [Member]	Jun. 22, 2007 Unsecured Debt [Member]	Jan. 31, 2012 Campus at Metro Park [Member]	Dec. 31, 2011 Series A senior notes [Member]	Dec. 31, 2010 Series A senior notes [Member]	Jun. 22, 2007 Series A senior notes [Member]	Dec. 31, 2011 Series B senior notes [Member]	Dec. 31, 2010 Series B senior notes [Member]	Jun. 22, 2007 Series B senior notes [Member]	Jan. 31, 2012 Secured term loan maturing January 2014 [Member]	Sep. 30, 2011 Secured term loan maturing January 2014 [Member]	Dec. 31, 2011 Secured term loan maturing January 2014 [Member]	Jan. 31, 2011 Secured term loan maturing January 2014 [Member]	Dec. 31, 2010 Secured term loan maturing January 2014 [Member]	Dec. 31, 2011 Secured term loan maturing August 2011 [Member]	Aug. 11, 2011 Secured term loan maturing August 2011 [Member]	Dec. 31, 2010 Secured term loan maturing August 2011 [Member]	Dec. 31, 2011 Secured term loan maturing May 2011 [Member]	Dec. 31, 2010 Secured term loan maturing May 2011 [Member]	Dec. 31, 2011 Secured term loan maturing in February 2011 [Member]	Jul. 31, 2011 Unsecured term loan maturity dates ranging from July 2016 to July 2018 [Member]	Dec. 31, 2011 Unsecured term loan maturity dates ranging from July 2016 to July 2018 [Member]	Dec. 31, 2012 Unsecured term loan maturity dates ranging from July 2016 to July 2018 [Member]
Debt (Textual) [Abstract]
Mortgage debt carrying value							$ (432,023,000)	$ (319,096,000)
Repayment of Secured Debt												117,000,000																									20,000,000
Contractual interest rate																									6.41%			6.55%
Number of consolidated properties that secured mortgage debt							32	30
Carrying value of the debt instruments								29,936,000
Unsecured term loan, effective interest rates ranging from LIBOR plus 2.15% to LIBOR plus 2.30%, with staggered maturity dates ranging from July 2016 to July 2018							225,000,000										175,000,000
Senior notes							75,000,000	75,000,000															75,000,000		37,500,000	37,500,000	37,500,000	37,500,000	37,500,000	37,500,000
Debt instrument, interest rate, effective percentage rate range, minimum																					4.40%
Repayments of increased secured debt												49,000,000
Debt instrument, interest rate, effective percentage rate range, maximum																					7.29%
Effective interest rate on the notes							5.93%															5.84%			6.41%			6.55%
Interest rate on loan in LIBOR							0.30%																									1.00%
Debt instrument, basis spread on variable rate																																	3.50%			2.50%			3.50%		4.50%
Line of credit basis spread on variable rate							2.50%
Issued exchangeable senior notes								30,450,000										125,000,000	30,400,000
Debt instrument basis spread on variable rate annual increase																																	1.00%	1.00%
Debt instrument basis spread on variable rate minimum																																											2.15%
Debt instrument basis spread on variable rate maximum																																									5.50%		2.30%
Acquisition in Maryland reporting segment							276,600,000	286,200,000		90,000,000
Proceeds from convertible debt																		122,200,000
Exchangeable senior notes principal amount per note							1,000,000
Line of credit facility basis spread on variable rate basis minimum				2.75%																												2.00%
Line of credit facility basis spread on variable rate basis maximum				3.75%
Debt instrument convertible number of shares							28.039
Value of senior note								30,450,000										125,000,000	30,400,000
Repayments of Secured Debt	10,000,000		10,000,000				70,000,000									50,000,000															10,000,000					30,000,000						50,000,000
Interest rate on swap agreement															1.39%
Repayment of mortgage loan																								21,600,000
Interest on loan in LIBOR	Interest on the loan is LIBOR plus 350 basis points which increase by 100 basis points each year beginning on January 1, 2012 to a maximum of 550 basis points.
Weighted average interest rate																				2.80%
LIBOR fixed interest rate on swap agreement															1.39%
Total indebtedness																																225,000,000
Maturity date of senior notes							Jan 14, 2013																		Jun 15, 2013			Jun 15, 2016													Feb 11, 2013
Amount of each installments										10,000,000
Repayment of outstanding secured term loan																		30,400,000																										117,000,000
Proceeds from Issuance of Unsecured Debt																																											175,000,000
Increased unsecured revolving credit facility																	225,000,000															255,000,000												225,000,000
Additional borrowing term loan							75,000,000
Unsecured revolving credit facility							183,000,000	191,000,000								300,000,000
Debt (Additional Textual) [Abstract]
Remaining balance payment year 1							138,481,000			10,000,000
Remaining balance payment year 2							153,248,000			10,000,000
Remaining balance payment year 3							43,549,000			10,000,000
Remaining balance payment year 4							278,159,000			10,000,000
Mortgage loan note 2							(432,023,000)	(319,096,000)
Conversion terms of exchangeable senior notes							$1000 principal amount of the Exchangeable Senior Notes was convertible into 28.039 shares
Additional amount allocated evenly among Unsecured Term loan												50,000,000
Additional borrowing term loan							75,000,000
Amount pay down for term loan expansion							73,000,000
Purchase price of capped call option							7,600,000
Minimum market price per share of common stock							$ 36.12
Maximum market price per share of common stock							$ 42.14
Unsecured Term loan maturity date interval												1 year
Effective interest rate on the notes							5.93%															5.84%			6.41%			6.55%
Agreement to add covenant to the terms of company senior notes						Debt yield not less than 10.5%	Debt yield not less than 11%
Secured term loans							30,000,000	110,000,000			50,000,000																						30,000,000		40,000,000			20,000,000		50,000,000
Installments of remaining loan							4
Remaining secured long term loan - extension option exercised							20,000,000
Unsecured revolving credit facility							183,000,000	191,000,000								300,000,000
Variable interest rate - LIBOR							0.25%
Weighted average interest rate							6.48%
Annual commitment fee							0.25%
Available capacity on the unsecured revolving credit facility							72,000,000
Maturity date of interest rate swap							Jul 18, 2018
Repayment of principal payment of one of secured loans		10,000,000
Individual Loan							10,000,000
Refinancing of secured term loan														50,000,000
Unsecured revolving credit facility							183,000,000
Increased unsecured revolving credit facility																	225,000,000															255,000,000												225,000,000
Weighted average borrowings outstanding on unsecured revolving credit facility							147,200,000	123,400,000
Weighted average interest rate							2.90%	3.50%
Maximum outstanding borrowings							232,000,000		202,000,000
Variable rate mortgage													25,000,000
Debt instrument, convertible, conversion ratio							35.66
Number of equity shares converted from exchangeable senior notes					880,648		900,000
Hedging on variable rate debt							200,000,000
Number of interest rate swap agreements							6
Line of credit facility basis spread on variable rate basis				0.30%
Senior Notes							$ 75,000,000	$ 75,000,000															$ 75,000,000		$ 37,500,000	$ 37,500,000	$ 37,500,000	$ 37,500,000	$ 37,500,000	$ 37,500,000

Derivative Instruments and Comprehensive (Loss) Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of Interest rate swap agreements
Amount	$ 200,000
Interest Rate Swap One [Member]
Summary of Interest rate swap agreements
Transaction Date	Jan 11, 2013
Maturity Date	Jan 14, 2013
Amount	50,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	1.47%
Interest Rate Swap Two [Member]
Summary of Interest rate swap agreements
Transaction Date	Jul 11, 2013
Maturity Date	Jul 16, 2013
Amount	35,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	1.75%
Interest Rate Swap Three [Member]
Summary of Interest rate swap agreements
Transaction Date	Jul 11, 2013
Maturity Date	Jul 16, 2013
Amount	25,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	1.76%
Interest Rate Swap Four [Member]
Summary of Interest rate swap agreements
Transaction Date	Jul 11, 2013
Maturity Date	Jul 17, 2013
Amount	30,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	2.09%
Interest Rate Swap Five [Member]
Summary of Interest rate swap agreements
Transaction Date	Jul 11, 2013
Maturity Date	Jul 17, 2013
Amount	30,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	2.09%
Interest Rate Swap Six [Member]
Summary of Interest rate swap agreements
Transaction Date	Sep 11, 2013
Maturity Date	Jul 18, 2013
Amount	$ 30,000
Interest Rate Contractual Component	LIBOR
Fixed Effective Interest Rate	1.66%

Derivative Instruments and Comprehensive (Loss) Income (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of comprehensive (loss) income
Net (loss) income	$ (8,752)	$ (11,675)	$ 4,056
Unrealized gain (loss) on derivative instruments	(5,569)	1,067	1,314
Total comprehensive (loss) income	(14,321)	(10,608)	5,370
Attributable to noncontrolling interests	954	209	(156)
Comprehensive (loss) income attributable to common shareholders	$ (13,367)	$ (10,399)	$ 5,214

Derivative Instruments and Comprehensive (Loss) Income (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 18, 2011
Derivative Instruments and Comprehensive (Loss) Income (Textual) [Abstract]
Company's liability equal to its ownership percentage in joint venture	7.0 million or 25% of the total
Interest Rate Swap [Member]
Derivative Instruments and Comprehensive (Loss) Income (Textual) [Abstract]
Hedge amount of variable rate debt through interest rate swap agreement	$ 200
LIBOR fixed interest rate on swap agreement		1.39%
Maturity Date	Jul 18, 2012
Derivative Liability, Number of Instruments Held	2
Mortgage Loan Related to Property Sales	28
Variable rate debt amount	$ 25

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 29, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Corporate Campus at Ashburn Center [Member]	Jul. 31, 2012 840 First Street, NE [Member]	Dec. 31, 2011 840 First Street, NE [Member]	Mar. 25, 2011 840 First Street, NE [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] 840 First Street, NE [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member] Fair Value, Measurements, Recurring [Member] 840 First Street, NE [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Recurring [Member] 840 First Street, NE [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member] Corporate Campus at Ashburn Center [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Fair Value, Measurements, Recurring [Member] 840 First Street, NE [Member]
Non-recurring Measurements:
Impaired real estate and intangible assets at fair value									$ 10,583	$ 10,950						$ 0	$ 0						$ 5,250	$ 10,950						$ 5,333	$ 0
Recurring Measurements:
Derivative instrument-swap agreement											6,129	396						0	0						6,129	396						0	0
Contingent consideration recorded in connection with acquisition of real estate	$ 9,356	$ 9,400	$ 1,398	$ 688	$ 1,400	$ 7,100	$ 700	$ 9,400					$ 1,448	$ 1,398	$ 745					$ 0	$ 0	$ 0					$ 0	$ 0	$ 0					$ 1,448	$ 1,398	$ 745

Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of the Company's interest rate derivative liabilities
Beginning balance at January 1	$ 396	$ 1,741
Deconsolidation		(396)
Unrealized loss (gain)	5,733	(949)
Ending balance at December 31	$ 6,129	$ 396

Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2011
Summary of Contingent Consideration
Beginning balance at January 1,	$ 1,398	$ 688	$ 9,400
Realized gain on settlement of obligation	(1,487)
Unrealized loss on change in fair value	50	710
Additions to contingent consideration obligations	9,356
Settlement of contingent consideration obligation	(7,124)
Ending balance at December 31,	$ 9,356	$ 1,398	$ 9,400

Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Carrying value of notes receivable	$ 54,661	$ 24,750
Fair value of notes receivable		30,400
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments		29,936
Carrying Value [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Carrying value of notes receivable	54,661	24,750
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	945,023	725,032
Carrying Value [Member] | Mortgage debt [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	432,023	319,096
Carrying Value [Member] | Exchangeable Senior Notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	0	29,936
Carrying Value [Member] | Series A senior notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	37,500	37,500
Carrying Value [Member] | Series B senior notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	37,500	37,500
Carrying Value [Member] | Secured term loans [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	30,000	110,000
Carrying Value [Member] | Unsecured term loan [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	225,000	0
Carrying Value [Member] | Unsecured revolving credit facility [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Carrying value of the debt instruments	183,000	191,000
Fair Value [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Fair value of notes receivable	55,000	24,750
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	955,222	722,731
Fair Value [Member] | Mortgage debt [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	450,699	316,169
Fair Value [Member] | Exchangeable Senior Notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	0	30,412
Fair Value [Member] | Series A senior notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	39,128	37,850
Fair Value [Member] | Series B senior notes [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	41,383	37,251
Fair Value [Member] | Secured term loans [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	29,990	109,976
Fair Value [Member] | Unsecured term loan [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	224,388	0
Fair Value [Member] | Unsecured revolving credit facility [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Fair value of the debt instruments	$ 182,740	$ 191,073

Fair Value Measurements (Details Textual) (USD $)	1 Months Ended			3 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2012	Oct. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Swap	Mar. 31, 2010	Dec. 31, 2011 Loan Swap	Dec. 31, 2010	Dec. 31, 2009	Nov. 10, 2011	Dec. 31, 2011 Interest Rate Swap [Member] Rates	Jan. 18, 2011 Interest Rate Swap [Member]	Mar. 31, 2012 Airpark Place Business Center [Member]	Sep. 30, 2011 Airpark Place Business Center [Member]	Dec. 31, 2011 Airpark Place Business Center [Member]	Dec. 31, 2010 Mercedes Center [Member]	Dec. 31, 2011 Old Courthouse Square [Member]
Fair Value Measurements (Textual) [Abstract]
LIBOR fixed interest rate on swap agreement											1.39%
Variable rate debt										$ 200,000,000
Maturity Date										Jul 18, 2012
Proceeds from sale of real estate assets						26,883,000	11,414,000					5,300,000		5,300,000		10,824,000
Minimum number of daily snapshot used for valuation of interest rate swap agreements										7,500
Impairment of real estate assets		3,400,000					2,386,000						3,100,000	3,600,000	2,400,000
Carrying value of notes receivable				54,661,000		54,661,000	24,750,000
Fair Value Measurements
Impairment charge associated with tenant's lease				400,000
Number of interest rate swap agreements				6		6
Impaired Assets to be Disposed of by Method Other than Sale, Amount of Impairment Loss						8,700,000	6,400,000	2,500,000
Change in contingent consideration related to acquisition of property				50,000	700,000	(1,487,000)	710,000
Secured term loans				30,000,000		30,000,000	110,000,000		50,000,000
Maturity date of interest rate swap						Jul 18, 2018
Maturity date of unsecured revolving credit facility						Jan 14, 2013
Fair value of notes receivable							30,400,000
Repayments of Senior Debt						30,400,000
Number of Secured Loan						2
Repayments of Secured Debt	10,000,000		10,000,000			70,000,000
Principal Payment of Remaining Secured Term Loan						$ 10,000,000

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of operating leases generating future minimum rental payments
2012	$ 156,003
2013	143,793
2014	116,945
2015	100,823
2016	88,107
Thereafter	257,640
Total	$ 863,311
Percentage of square feet under leases expiring current	18.00%
Percentage of square feet under leases expiring year two	17.00%
Percentage of square feet under leases expiring year three	14.00%
Percentage of square feet under leases expiring year four	12.00%
Percentage of Square feet under Leases expiring Year five	10.00%
Percentage of square feet under leases expiring Thereafter	29.00%
Percentage of Square Feet under Leases expiring	100.00%

Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Future minimum rent expense
2012	$ 1,336
2013	1,495
2014	1,741
2015	1,789
2016	1,839
Thereafter	8,049
Total	$ 16,249

Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 sqft Lease Tenants	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Capital Commitment [Member]	Dec. 31, 2011 Aviation Business Park [Member]	Dec. 29, 2011 Aviation Business Park [Member]	Dec. 31, 2010 Aviation Business Park [Member]	Dec. 31, 2011 Three Flint Hill [Member]	Dec. 31, 2011 Indian Creek Court [Member]
Commitments and Contingencies (Additional Textual) [Abstract]
Percentage interest in Aviation Business Park					50.00%	50.00%	50.00%
Acquisition date fair value of Aviation Business Park					$ 126,000
Contingent consideration upon joint venture default					63,000
Contingent consideration percentage upon joint venture default					50.00%
Tenant improvement obligations									10,200,000
Unsecured revolving credit facility included in capital commitments				72,000,000
Capital improvement obligations at Three Flint Hill								1,500,000
Amount accrued outstanding related to redevelopment activities								1,900,000
Commitments and Contingencies (Textual) [Abstract]
Occupancy rate in the company's consolidated properties	81.80%
Number of tenants in the company's consolidated rental properties	608
Vacancy rate at Redland Corporate Center II, at acquisition	99.00%
Occupancy percentage of company's consolidated portfolio	84.00%
Number of tenants related to subleasing of former corporate office space	3
Number of sublease agreement	3
Corporate office leases rent expense	600,000	600,000	600,000
Expansion of corporate space	19,000
Lease Expiration Date	31-1-2021
Lease agreement real estate property	6,000
Contingent liability upon default on development projects	2,200,000
Future rent abatements	400,000
Allowance receivable in future for tenant improvement	$ 1,300,000

Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summarizes shares issued through the controlled equity offering program since 2010
Issuance of preferred stock		6,300	245	255	480
Weighted average offering price per share			$ 14.83	$ 14.19	$ 15.46
Issuance of common shares, net	$ 170,400	$ 87,100	$ 3,599	$ 3,585	$ 264,573	$ 29,522

Equity (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Characterization of Company's dividends
Common shares ordinary income	36.12%	70.38%	100.00%
Common shares Return of Capital	63.88%	29.62%
Preferred shares ordinary income	100.00%

Equity (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended									1 Months Ended		12 Months Ended
	Jan. 31, 2011	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 24, 2012	Nov. 10, 2011	Nov. 30, 2010	Jun. 07, 2010	Sep. 30, 2011 Aviation Business Park [Member]	Feb. 29, 2012 Series A Preferred Shares [Member]	Jan. 31, 2011 Series A Preferred Shares [Member]	Dec. 31, 2011 Series A Preferred Shares [Member]
Equity (Additional Textual) [Abstract]
Secured term loans					$ 30,000,000	$ 110,000,000			$ 50,000,000			$ 10,600,000
Preferred shares issued during the period														4,600,000
Issued price per share of preferred shares														$ 25
Proceeds from issuance of preferred stock and preference stock					110,997,000									111,000,000
Proceeds from issuance of preferred shares used to pay unsecured revolving credit facility														105,000,000
Dividends declared on Series A Preferred Shares													$ 0.484375		$ 1.59844
Equity (Textual) [Abstract]
Common Stock, Shares, Issued					50,321,000	50,321,000				11,500,000	880,648
Stock issued during period, shares, new issues			6,300,000	245,000	255,000	480,000
Price per share of common shares			$ 14.5							$ 15.5
Number of equity shares converted from exchangeable senior notes		880,648			900,000
Debt conversion, original debt, amount		13,030,000
Common shares increased through its controlled equity offering program						5,000,000
Common shares available for issuance under its controlled equity offering program				4,300,000
Proceeds from issuance of common shares used to pay unsecured revolving credit facility			$ 82,900,000
Common stock dividend per share declared								$ 0.2
Common stock, dividends, per share, declared					$ 0.8	$ 0.8	$ 0.94
Dividend rate percentage	7.75%

Noncontrolling Interests (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Company's redeemable noncontrolling interests in operating partnership
Beginning balance				$ 618,060					$ 618,060
Net (loss) income	(1,680)	(3,447)	817	(3,754)	(6,436)	(2,880)	32	(2,159)	(16,531)	(11,443)	3,932
Distributions to owners									40,022	28,797	26,529
Ending balance	676,491				618,060				676,491	618,060
Redeemable Noncontrolling Interests [Member]
Summary of Company's redeemable noncontrolling interests in operating partnership
Beginning balance				16,122				9,585	16,122	9,585
Net (loss) income									(703)	(230)
Changes in ownership, net									26,554	7,375
Distributions to owners									(1,726)	(631)
Other comprehensive income (loss)									(266)	23
Ending balance	$ 39,981				$ 16,122				$ 39,981	$ 16,122

Noncontrolling Interests (Details 1)	12 Months Ended
Dec. 31, 2011 sqft
1005 First Street, NE [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	40756
Reporting Segment	Washington, D.C
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	97.00%
Square Footage	30,414
Redland Corporate Center [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	40483
Reporting Segment	Maryland
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	97.00%
Square Footage	348,266

Noncontrolling Interests (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interests in Partnerships (Textual) [Abstract]
Fair value adjustment, cost basis	$ 1,500,000
Cost to acquire all of the outstanding operating partnership units not owned by the company	38,100,000
Noncontrolling interests value exceeded their cost basis		3,600,000
Percentage of outstanding operating partnership units	94.50%	98.10%	97.70%
Operating partnership units redeemed	1,300
Operating partnership units converted to common shares	1,300
Operating partnership units acquired	19,000	55,000	483,000
Outstanding operating units not owned by the company	2,920,561
Percentage of operating partnership units not owned	5.50%
Battlefield Corporate Center [Member]
Non Controlling Interests in Partnerships (Additional Textual) [Abstract]
Operating partnership units issued for acquisition		230,876
Operating partnership units fair valued	3,500,000
Operating partnership units, Ending balance		958,473	732,445
840 First Street, NE [Member]
Non Controlling Interests in Partnerships (Additional Textual) [Abstract]
Operating partnership units issued for acquisition	1,963,388
Operating partnership units fair valued	$ 28,800,000
Greyhound Property [Member]
Non Controlling Interests in Partnerships (Additional Textual) [Abstract]
Accommodate office space Intends on re-developing the site	712,000

Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y	Dec. 31, 2008 Y
Compensation Plans Option Activity
Share Beginning Balance	811,580	751,404	683,469
Share Granted	132,500	106,750	103,250
Stock options exercised	(9,311)	(4,931)
Share Forfeited	(47,601)	(41,643)	(35,315)
Share Ending Balance	887,168	811,580	751,404
Weighted Average Exercise Price - Beginning Balance	$ 16.72	$ 17.27	$ 18.49
Weighted Average Exercise Price - Granted	$ 16.68	$ 12.57	$ 9.3
Weighted Average Exercise Price - Exercised	$ 10.25	$ 9.3
Weighted Average Exercise Price - Forfeited	$ 17.12	$ 16.92	$ 17.74
Weighted Average Exercise Price - Ending Balance	$ 16.76	$ 16.72	$ 17.27
Weighted Average Remaining Contractual Term	4.4	4.8	5.4	5.9
Aggregate Intrinsic Value	$ 293,930	$ 1,641,148	$ 307,380
Exercisable - Shares	694,793	646,804	593,369
Weighted Average Exercise Price - Exercisable	$ 17.3	$ 17.78	$ 18.13
Weighted Average Remaining Contractual Term - Exercisable	3.3	3.9	4.6
Aggregate Intrinsic Value - Exercisable	183,972	889,576
Options expected to vest, subsequent to - Share	173,994
Options expected to vest - Weighted Average Exercise Price	$ 14.71
Options expected to vest - Weighted Average Remaining Contractual Term	8.6
Options expected to vest - Aggregate Intrinsic Value	$ 101,232

Benefit Plans (Details 1) (USD $)	Dec. 31, 2011
Stock Option Information
Option Outstanding - Shares	887,168
Options Exercisable - Shares	694,793
2003 [Member]
Stock Option Information
Year Issued	2003
Exercise Price Lower Range	15
Option Outstanding - Shares	343,649
Options Outstanding - Weighted Average Remaining Contractual Life	1.7
Options Outstanding - Weighted Average Exercise Price	15
Options Exercisable - Shares	343,469
Options Exercisable - Weighted Average Exercise Price	15
2004 [Member]
Stock Option Information
Year Issued	2004
Exercise Price Lower Range	18.7
Exercise Price Upper Range	19.78
Option Outstanding - Shares	65,000
Options Outstanding - Weighted Average Remaining Contractual Life	2.4
Options Outstanding - Weighted Average Exercise Price	19.03
Options Exercisable - Shares	65,000
Options Exercisable - Weighted Average Exercise Price	19.03
2005 [Member]
Stock Option Information
Year Issued	2005
Exercise Price Lower Range	22.42
Exercise Price Upper Range	22.54
Option Outstanding - Shares	68,250
Options Outstanding - Weighted Average Remaining Contractual Life	3
Options Outstanding - Weighted Average Exercise Price	22.46
Options Exercisable - Shares	68,250
Options Exercisable - Weighted Average Exercise Price	22.46
2006 [Member]
Stock Option Information
Year Issued	2006
Exercise Price Lower Range	26.6
Option Outstanding - Shares	29,850
Options Outstanding - Weighted Average Remaining Contractual Life	4
Options Outstanding - Weighted Average Exercise Price	26.6
Options Exercisable - Shares	29,850
Options Exercisable - Weighted Average Exercise Price	26.6
2007 [Member]
Stock Option Information
Year Issued	2007
Exercise Price Lower Range	29.11
Exercise Price Upper Range	29.24
Option Outstanding - Shares	48,500
Options Outstanding - Weighted Average Remaining Contractual Life	5
Options Outstanding - Weighted Average Exercise Price	29.12
Options Exercisable - Shares	48,500
Options Exercisable - Weighted Average Exercise Price	29.12
2008 [Member]
Stock Option Information
Year Issued	2008
Exercise Price Lower Range	14.32
Exercise Price Upper Range	17.29
Option Outstanding - Shares	64,937
Options Outstanding - Weighted Average Remaining Contractual Life	6
Options Outstanding - Weighted Average Exercise Price	17.23
Options Exercisable - Shares	60,901
Options Exercisable - Weighted Average Exercise Price	17.23
2009 [Member]
Stock Option Information
Year Issued	2009
Exercise Price Lower Range	9.3
Option Outstanding - Shares	68,175
Options Outstanding - Weighted Average Remaining Contractual Life	7
Options Outstanding - Weighted Average Exercise Price	9.3
Options Exercisable - Shares	44,690
Options Exercisable - Weighted Average Exercise Price	9.3
2010 [Member]
Stock Option Information
Year Issued	2010
Exercise Price Lower Range	12.57
Option Outstanding - Shares	79,737
Options Outstanding - Weighted Average Remaining Contractual Life	8
Options Outstanding - Weighted Average Exercise Price	12.57
Options Exercisable - Shares	34,133
Options Exercisable - Weighted Average Exercise Price	12.57
2011 [Member]
Stock Option Information
Year Issued	2011
Exercise Price Lower Range	15.17
Exercise Price Upper Range	17.12
Option Outstanding - Shares	119,250
Options Outstanding - Weighted Average Remaining Contractual Life	9.1
Options Outstanding - Weighted Average Exercise Price	16.63

Benefit Plans (Details 2) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stock Options [Member]
Assumptions used in the fair value determination of stock options granted
Risk-free interest rate	2.01%	2.69%	1.55%
Expected volatility	48.00%	46.60%	39.60%
Expected dividend yield	3.55%	5.15%	5.54%
Weighted average expected life of options	5	5	5

Benefit Plans (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of the Company's non-vested share awards
Non-vested Shares, Expired		(9,279)
Weighted average grant date fair value of shares issued, granted	$ 16.34	$ 12.91	$ 9.03
Weighted Average Grant Date Fair Value, Expired		$ 16.09
Non-vested share awards [Member]
Summary of the Company's non-vested share awards
Non-vested Shares, Beginning Balance	702,753	766,314	354,398
Non-vested shares, Granted	182,389	217,742	437,976
Non-vested Shares, Vested	(104,133)	(272,024)	(26,060)
Non-vested Shares, Expired	(32,041)
Non-vested Shares, Ending Balance	748,968	702,753	766,314
Weighted Average Grant Date Fair Value, Beginning Balance	$ 11.76	$ 11.55	$ 15.35
Weighted average grant date fair value of shares issued, granted	$ 16.34	$ 12.91	$ 9.03
Weighted Average Grant Date Fair Value, Vested	$ 12.3	$ 12.01	$ 20.93
Weighted Average Grant Date Fair Value, Expired	$ 14.7
Weighted Average Grant Date Fair Value, Ending Balance	$ 12.67	$ 11.76	$ 11.55

Benefit Plans (Details 4) (Non-vested share awards [Member])	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Non-vested share awards [Member]
Assumptions were used in determining the fair value of the awards and the derived service period
Risk-free interest rate	3.60%	3.30%
Volatility	42.40%	43.50%

Benefit Plans (Details Textual) (USD $)	1 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended								1 Months Ended	12 Months Ended
	Feb. 28, 2011 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010	Jun. 07, 2010	Dec. 31, 2008	Dec. 31, 2011 2003 Plan and 2010 Plan [Member]	May 31, 2011 Independent Trustees [Member]	Dec. 31, 2011 Non-vested share awards [Member]	Dec. 31, 2010 Non-vested share awards [Member]	Dec. 31, 2009 Non-vested share awards [Member]	Dec. 31, 2011 Employee Share Purchase Plan [Member]	Dec. 31, 2010 Employee Share Purchase Plan [Member]	Dec. 31, 2009 Employee Share Purchase Plan [Member]	Dec. 31, 2011 Stock Options [Member] Y	Dec. 31, 2009 Stock Options [Member]	Feb. 28, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member] Y	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2009 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Trustee Share Based Awards [Member]	Dec. 31, 2010 Trustee Share Based Awards [Member]	Dec. 31, 2009 Trustee Share Based Awards [Member]
Benefit Plans (Textual) [Abstract]
Total combined awards authorized under the 2003 Plan and 2009 Plan								9,000,000
Restricted common shares, granted										182,389	217,742	437,976						162,079
Vesting period of first award	5
Number of common shares issued to independent non-employee trustees		50,321,000	50,321,000		11,500,000	880,648			20,310
Unrecognized compensation cost related to non vested shares																$ 600,000			$ 3,700,000
Weighted average period for recognition of non vested shares																2.7			3.1
Compensation expense associated with trustee share based awards		300,000	200,000	200,000															1,900,000	3,200,000	2,600,000	300,000	300,000	300,000
Compensation expense associated with restricted share based awards													35,000	32,000	5,000
Common shares issued under the plan													10,800	9,850	1,908
Preceding years, which is equivalent to the awards expected life		5 years
Stock options exercised		9,311	4,931														0
Benefit Plans (Additional Textual) [Abstract]
Additional shares for issuance		4,500,000
Reduction in Awards available for issuance on the issue of every stock options granted		1
Reduction in awards available for issuance		3.44
Common equity awards remained available for issuance by the Company		6,200,000
Stock options awarded		1,300,000
Percentage of options to be vested on the first anniversary of the grant date		25.00%
Percentage of options to be vested after the date of grant in each subsequent quarter		6.25%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		10 Years
Outstanding stock options awarded		887,168	811,580	751,404			683,469
Weighted average grant date fair value of the stock options issued		$ 5.4	$ 3.51	$ 1.97
Amount received from the exercise of stock options		95,000	46,000
Total intrinsic value of options exercised		46,000	29,000
Weighted average grant date fair value of shares issued		$ 16.34	$ 12.91	$ 9.03						$ 16.34	$ 12.91	$ 9.03
Total fair value of vested shares		1,300,000	3,300,000	500,000
Eligibility for contribution by employees		after one year of consecutive service
Year of consecutive service		1 year
Company matching employee contribution percentage		up to 6% for each of the three years presented
Company matching employee contribution percentage		6.00%
Number of years for contribution presented		3 years
Vesting of employer contribution occurrence percentage		25.00%
Vesting of employer contribution occurrence increment period		4 years
Company's contribution		$ 300,000	$ 300,000	$ 300,000
Stock Issued During Period, Shares		200,000
Offering period of plan		not exceed five years
Maximum offering period		5 years
Percentage of fair value of common shares on the offering date for the calculation of purchase price		85.00%
Percentage of fair value of common shares on the purchase date for the calculation of purchase price		85.00%

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Oct. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 sqft Building	Dec. 31, 2010 sqft Building	Dec. 31, 2009 Building sqft
Summary of Segment Information
Number of buildings										184	181	181
Area of land parcel										991,604	1,493,381	12,065,591
Total revenues		$ 44,865	$ 44,628	$ 42,365	$ 39,333	$ 35,256	$ 33,076	$ 31,930	$ 33,501	$ 171,190	$ 133,763	$ 125,680
Property operating expense										(41,123)	(31,606)	(29,944)
Real estate taxes and insurance										(16,563)	(12,431)	(12,105)
Total property operating income										113,504	89,726	83,631
Depreciation and amortization expense										(59,997)	(41,217)	(38,556)
General and administrative										(16,027)	(14,523)	(13,219)
Acquisition costs										(5,042)	(7,169)	(1,076)
Change in contingent consideration related to acquisition of property		50							700	(1,487)	710
Impairment of real estate assets	(3,400)										(2,386)
Other expenses, net										(36,057)	(32,727)	(25,456)
Benefit (provision) for income taxes										633	(31)
Loss from discontinued operations		(3,100)	(3,137)	1,878	(2,894)	360	(3,172)	751	(577)	(7,253)	(2,638)	(1,268)
Net (loss) income										(8,752)	(11,675)	4,056
Total assets		1,739,752				1,396,682				1,739,752	1,396,682	1,071,173
Capital expenditures										51,786	24,710	23,128
Segment Information (Textual)
Corporate assets not allocated to any reportable segments		82,766				78,205				82,766	78,205	36,762
Capital expenditure for corporate assets not allocated to any reportable segments		2,786				320				2,786	320	65
Maryland [Member]
Summary of Segment Information
Number of buildings										69	71	76
Area of land parcel										3,960,688	4,052,196	3,784,099
Total revenues										50,241	41,057	39,007
Property operating expense										(12,403)	(9,613)	(9,380)
Real estate taxes and insurance										(4,638)	(3,940)	(3,674)
Total property operating income										33,200	27,504	25,953
Total assets		501,557				491,566				501,557	491,566	411,083
Capital expenditures										16,448	5,765	5,267
Washington D.C. [Member]
Summary of Segment Information
Number of buildings										4	4
Area of land parcel										666,714	359,154
Total revenues										22,433	3,629
Property operating expense										(4,516)	(734)
Real estate taxes and insurance										(2,931)	(438)
Total property operating income										14,986	2,457
Total assets		332,042				152,953				332,042	152,953
Capital expenditures										1,699
Northern Virginia [Member]
Summary of Segment Information
Number of buildings										54	51	51
Area of land parcel										3,664,158	3,409,985	3,016,035
Total revenues										48,396	40,208	38,361
Property operating expense										(11,494)	(9,228)	(8,891)
Real estate taxes and insurance										(4,946)	(3,965)	(4,169)
Total property operating income										31,956	27,015	25,301
Total assets		45,521				335,639				45,521	335,639	305,633
Capital expenditures										21,893	10,046	9,094
Southern Virginia [Member]
Summary of Segment Information
Number of buildings										57	55	54
Area of land parcel										5,649,560	5,359,763	5,265,457
Total revenues										50,120	48,869	48,312
Property operating expense										(12,710)	(12,031)	(11,673)
Real estate taxes and insurance										(4,048)	(4,088)	(4,262)
Total property operating income										33,362	32,750	32,377
Total assets		368,176				338,319				368,176	338,319	317,695
Capital expenditures										$ 8,960	$ 8,579	$ 8,693

Quarterly Financial Information (unaudited) (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 44,865	$ 44,628	$ 42,365	$ 39,333	$ 35,256	$ 33,076	$ 31,930	$ 33,501	$ 171,190	$ 133,763	$ 125,680
Operating expenses	33,994	35,724	34,657	32,890	34,199	24,504	24,909	26,431	137,265	110,042	94,900
(Loss) income from continuing operations	1,201	(575)	(1,126)	(998)	(6,925)	237	(718)	(1,631)	(1,499)	(9,037)	5,324
(Loss) income from discontinued operations	(3,100)	(3,137)	1,878	(2,894)	360	(3,172)	751	(577)	(7,253)	(2,638)	(1,268)
Less: Net loss (income) attributable to noncontrolling interests	219	265	65	138	129	55	(1)	49	688	232	(124)
Net (loss) income attributable to common shareholders	(1,680)	(3,447)	817	(3,754)	(6,436)	(2,880)	32	(2,159)	(16,531)	(11,443)	3,932
Less: Dividends on preferred shares	(2,228)	(2,228)	(2,228)	(1,783)					(8,467)
Less: Dividends on preferred shares	$ (3,908)	$ (5,675)	$ (1,411)	$ (5,537)					$ (8,467)
Basic and diluted earnings per common share:
(Loss) income from continuing operations	$ (0.02)	$ (0.06)	$ (0.07)	$ (0.06)	$ (0.16)		$ (0.02)	$ (0.06)	$ (0.21)	$ (0.26)	$ 0.16
(Loss) income from discontinued operations	$ (0.06)	$ (0.06)	$ 0.04	$ (0.06)	$ 0.01	$ (0.08)	$ 0.02	$ (0.02)	$ (0.14)	$ (0.07)	$ (0.04)
Net (loss) income	$ (0.08)	$ (0.12)	$ (0.03)	$ (0.12)	$ (0.15)	$ (0.08)		$ (0.08)	$ (0.35)	$ (0.33)	$ 0.12
Quarterly Financial Information (Textual)
Shares sold	0.3				18.3				0.3	18.3

Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 432,023,000
Initial Costs Land	388,035,000
Initial Costs Building and Improvements	1,041,243,000
Since Acquisition	199,382,000
Gross Amount at End of Year, land	384,409,000
Gross Amount at End of Year, Buildings and Improvements	1,244,251,000
Gross Amount at End of Year, Total	1,628,660,000
Accumulated Depreciation	188,999,000
Reconciliation of Real Estate Investments
Beginning balance	1,388,887,000	1,128,956,000	1,106,571,000
Acquisitions of rental property	244,574,000	269,698,000	33,446,000
Capital Expenditures	49,098,000	24,952,000	18,961,000
Impairments	(8,610,000)	(6,398,000)	(2,541,000)
Disposition of rental property	(30,683,000)	(25,501,000)	(25,060,000)
Real estate asset held-for-sale	(6,704,000)
Other	(7,902,000)	(2,820,000)	(2,421,000)
Ending balance	1,628,660,000	1,388,887,000	1,128,956,000
Reconciliation of Accumulated Depreciation on the Real Estate Investments
Beginning balance	170,990,000	141,481,000	111,658,000
Depreciation of rental property	42,188,000	32,573,000	30,456,000
Depreciation of disposed held-for-sale properties	634,000	1,240,000	1,574,000
Dispositions of rental property	(7,686,000)	(1,988,000)	(200,000)
Other	(17,127,000)	(2,316,000)	(2,007,000)
Ending balance	188,999,000	170,990,000	141,481,000
Real Estate and Accumulated Depreciation (Textual) [Abstract]
Estimated lives of company Assets	5	39
Tax basis of real estate assets	1,607,000,000	1,422,000,000
Maryland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	115,494,000
Initial Costs Land	120,231,000
Initial Costs Building and Improvements	336,569,000
Since Acquisition	43,683,000
Gross Amount at End of Year, land	119,329,000
Gross Amount at End of Year, Buildings and Improvements	381,154,000
Gross Amount at End of Year, Total	500,483,000
Accumulated Depreciation	55,898,000
Rumsey Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Columbia
Acquisition Date	10/1/2002
Property Type	BP
Encumbrances	8,937,000
Initial Costs Land	2,675,000
Initial Costs Building and Improvements	10,196,000
Since Acquisition	2,937,000
Gross Amount at End of Year, land	2,675,000
Gross Amount at End of Year, Buildings and Improvements	13,133,000
Gross Amount at End of Year, Total	15,808,000
Accumulated Depreciation	4,506,000
Snowden Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Columbia
Acquisition Date	10/1/2002
Property Type	BP
Encumbrances	12,131,000
Initial Costs Land	3,404,000
Initial Costs Building and Improvements	12,824,000
Since Acquisition	3,833,000
Gross Amount at End of Year, land	3,404,000
Gross Amount at End of Year, Buildings and Improvements	16,657,000
Gross Amount at End of Year, Total	20,061,000
Accumulated Depreciation	5,284,000
6900 English Muffin Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	7/1/2004
Property Type	I
Encumbrances	0
Initial Costs Land	3,136,000
Initial Costs Building and Improvements	8,642,000
Since Acquisition	(42,000)
Gross Amount at End of Year, land	3,136,000
Gross Amount at End of Year, Buildings and Improvements	8,600,000
Gross Amount at End of Year, Total	11,736,000
Accumulated Depreciation	1,653,000
Gateway Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Gaithersburg
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	1,715,000
Initial Costs Building and Improvements	3,943,000
Since Acquisition	135,000
Gross Amount at End of Year, land	1,715,000
Gross Amount at End of Year, Buildings and Improvements	4,078,000
Gross Amount at End of Year, Total	5,793,000
Accumulated Depreciation	832,000
4451 Georgia Pacific Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	7/1/2004
Property Type	I
Encumbrances	0
Initial Costs Land	3,445,000
Initial Costs Building and Improvements	8,923,000
Since Acquisition	(78,000)
Gross Amount at End of Year, land	3,445,000
Gross Amount at End of Year, Buildings and Improvements	8,845,000
Gross Amount at End of Year, Total	12,290,000
Accumulated Depreciation	1,689,000
Goldenrod Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Germantown
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	1,415,000
Initial Costs Building and Improvements	2,060,000
Since Acquisition	(670,000)
Gross Amount at End of Year, land	1,027,000
Gross Amount at End of Year, Buildings and Improvements	1,778,000
Gross Amount at End of Year, Total	2,805,000
Accumulated Depreciation	454,000
Girard Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Gaithersburg
Acquisition Date	7/1/2004
Property Type	BP
Encumbrances	0
Initial Costs Land	4,671,000
Initial Costs Building and Improvements	7,151,000
Since Acquisition	1,496,000
Gross Amount at End of Year, land	4,671,000
Gross Amount at End of Year, Buildings and Improvements	8,647,000
Gross Amount at End of Year, Total	13,318,000
Accumulated Depreciation	2,114,000
Girard Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Gaithersburg
Acquisition Date	7/1/2004
Property Type	BP
Encumbrances	0
Initial Costs Land	5,134,000
Initial Costs Building and Improvements	9,507,000
Since Acquisition	2,781,000
Gross Amount at End of Year, land	5,134,000
Gross Amount at End of Year, Buildings and Improvements	12,288,000
Gross Amount at End of Year, Total	17,422,000
Accumulated Depreciation	2,099,000
Patrick Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	1,777,000
Initial Costs Building and Improvements	8,721,000
Since Acquisition	1,390,000
Gross Amount at End of Year, land	1,777,000
Gross Amount at End of Year, Buildings and Improvements	10,111,000
Gross Amount at End of Year, Total	11,888,000
Accumulated Depreciation	1,967,000
Worman's Mill Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	545,000
Initial Costs Building and Improvements	3,329,000
Since Acquisition	206,000
Gross Amount at End of Year, land	545,000
Gross Amount at End of Year, Buildings and Improvements	3,535,000
Gross Amount at End of Year, Total	4,080,000
Accumulated Depreciation	727,000
West Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	520,000
Initial Costs Building and Improvements	5,177,000
Since Acquisition	652,000
Gross Amount at End of Year, land	520,000
Gross Amount at End of Year, Buildings and Improvements	5,829,000
Gross Amount at End of Year, Total	6,349,000
Accumulated Depreciation	1,280,000
Woodlands Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Largo
Acquisition Date	7/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	1,322,000
Initial Costs Building and Improvements	2,920,000
Since Acquisition	(647,000)
Gross Amount at End of Year, land	863,000
Gross Amount at End of Year, Buildings and Improvements	2,732,000
Gross Amount at End of Year, Total	3,595,000
Accumulated Depreciation	702,000
4612 Navistar Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Frederick
Acquisition Date	12/1/2004
Property Type	I
Encumbrances	0
Initial Costs Land	3,808,000
Initial Costs Building and Improvements	18,658,000
Since Acquisition	0
Gross Amount at End of Year, land	3,808,000
Gross Amount at End of Year, Buildings and Improvements	18,658,000
Gross Amount at End of Year, Total	22,466,000
Accumulated Depreciation	3,405,000
Campus at Metro Park North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Rockville
Acquisition Date	12/1/2004
Property Type	Office
Encumbrances	21,692,000
Initial Costs Land	9,220,000
Initial Costs Building and Improvements	32,056,000
Since Acquisition	(707,000)
Gross Amount at End of Year, land	9,220,000
Gross Amount at End of Year, Buildings and Improvements	31,349,000
Gross Amount at End of Year, Total	40,569,000
Accumulated Depreciation	5,840,000
Glenn Dale Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Glenn Dale
Acquisition Date	5/1/2005
Property Type	I
Encumbrances	0
Initial Costs Land	3,369,000
Initial Costs Building and Improvements	14,504,000
Since Acquisition	1,580,000
Gross Amount at End of Year, land	3,369,000
Gross Amount at End of Year, Buildings and Improvements	16,084,000
Gross Amount at End of Year, Total	19,453,000
Accumulated Depreciation	2,887,000
Owings Mills Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Owings Mills
Acquisition Date	11/1/2005
Property Type	BP
Encumbrances	5,338,000
Initial Costs Land	1,382,000
Initial Costs Building and Improvements	7,416,000
Since Acquisition	1,436,000
Gross Amount at End of Year, land	1,382,000
Gross Amount at End of Year, Buildings and Improvements	8,852,000
Gross Amount at End of Year, Total	10,234,000
Accumulated Depreciation	1,730,000
Gateway 270 West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Clarksburg
Acquisition Date	7/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	18,302,000
Initial Costs Building and Improvements	20,562,000
Since Acquisition	3,982,000
Gross Amount at End of Year, land	18,302,000
Gross Amount at End of Year, Buildings and Improvements	24,544,000
Gross Amount at End of Year, Total	42,846,000
Accumulated Depreciation	4,264,000
Indian Creek Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Beltsville
Acquisition Date	8/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	5,673,000
Initial Costs Building and Improvements	17,168,000
Since Acquisition	10,223,000
Gross Amount at End of Year, land	5,673,000
Gross Amount at End of Year, Buildings and Improvements	27,391,000
Gross Amount at End of Year, Total	33,064,000
Accumulated Depreciation	3,046,000
Owings Mills Commerce Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Owings Mills
Acquisition Date	11/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	3,304,000
Initial Costs Building and Improvements	12,295,000
Since Acquisition	60,000
Gross Amount at End of Year, land	3,300,000
Gross Amount at End of Year, Buildings and Improvements	12,359,000
Gross Amount at End of Year, Total	15,659,000
Accumulated Depreciation	1,868,000
Ammendale Commerce Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Beltsville
Acquisition Date	3/1/2007
Property Type	BP
Encumbrances	0
Initial Costs Land	2,398,000
Initial Costs Building and Improvements	7,659,000
Since Acquisition	5,711,000
Gross Amount at End of Year, land	2,398,000
Gross Amount at End of Year, Buildings and Improvements	13,370,000
Gross Amount at End of Year, Total	15,768,000
Accumulated Depreciation	2,514,000
Annapolis Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Annapolis
Acquisition Date	6/1/2007
Property Type	Office
Encumbrances	8,360,000
Initial Costs Land	6,101,000
Initial Costs Building and Improvements	12,602,000
Since Acquisition	376,000
Gross Amount at End of Year, land	6,101,000
Gross Amount at End of Year, Buildings and Improvements	12,978,000
Gross Amount at End of Year, Total	19,079,000
Accumulated Depreciation	1,786,000
Triangle Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Columbia
Acquisition Date	8/1/2008
Property Type	BP
Encumbrances	0
Initial Costs Land	1,279,000
Initial Costs Building and Improvements	2,480,000
Since Acquisition	943,000
Gross Amount at End of Year, land	1,237,000
Gross Amount at End of Year, Buildings and Improvements	3,465,000
Gross Amount at End of Year, Total	4,702,000
Accumulated Depreciation	525,000
Cloverleaf Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Germantown
Acquisition Date	10/1/2009
Property Type	Office
Encumbrances	16,908,000
Initial Costs Land	7,097,000
Initial Costs Building and Improvements	14,211,000
Since Acquisition	89,000
Gross Amount at End of Year, land	7,097,000
Gross Amount at End of Year, Buildings and Improvements	14,300,000
Gross Amount at End of Year, Total	21,397,000
Accumulated Depreciation	1,469,000
Redland Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Rockville
Acquisition Date	11/1/2010	11/10/2010
Property Type	Office
Encumbrances	0
Initial Costs Land	17,272,000
Initial Costs Building and Improvements	63,480,000
Since Acquisition	4,632,000
Gross Amount at End of Year, land	17,272,000
Gross Amount at End of Year, Buildings and Improvements	68,112,000
Gross Amount at End of Year, Total	85,384,000
Accumulated Depreciation	2,499,000
Mercedes Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Hanover
Acquisition Date	12/1/2010
Property Type	I
Encumbrances	14,435,000
Initial Costs Land	5,924,000
Initial Costs Building and Improvements	13,832,000
Since Acquisition	673,000
Gross Amount at End of Year, land	5,915,000
Gross Amount at End of Year, Buildings and Improvements	14,514,000
Gross Amount at End of Year, Total	20,429,000
Accumulated Depreciation	435,000
Merrill Lynch Building [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Columbia
Acquisition Date	2/1/2011
Property Type	Office
Encumbrances	13,571,000
Initial Costs Land	2,041,000
Initial Costs Building and Improvements	5,327,000
Since Acquisition	2,181,000
Gross Amount at End of Year, land	2,041,000
Gross Amount at End of Year, Buildings and Improvements	7,508,000
Gross Amount at End of Year, Total	9,549,000
Accumulated Depreciation	287,000
Hillside Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Columbia
Acquisition Date	11/18/2011
Property Type	Office
Encumbrances	14,122,000
Initial Costs Land	3,302,000
Initial Costs Building and Improvements	10,926,000
Since Acquisition	511,000
Gross Amount at End of Year, land	3,302,000
Gross Amount at End of Year, Buildings and Improvements	11,437,000
Gross Amount at End of Year, Total	14,739,000
Accumulated Depreciation	36,000
Northern Virginia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	155,511,000
Initial Costs Land	91,191,000
Initial Costs Building and Improvements	279,667,000
Since Acquisition	87,012,000
Gross Amount at End of Year, land	90,706,000
Gross Amount at End of Year, Buildings and Improvements	367,164,000
Gross Amount at End of Year, Total	457,870,000
Accumulated Depreciation	62,255,000
13129 Airpark Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Culpeper
Acquisition Date	12/1/1997
Property Type	I
Encumbrances	0
Initial Costs Land	442,000
Initial Costs Building and Improvements	3,103,000
Since Acquisition	1,455,000
Gross Amount at End of Year, land	442,000
Gross Amount at End of Year, Buildings and Improvements	4,558,000
Gross Amount at End of Year, Total	5,000,000
Accumulated Depreciation	1,825,000
Plaza 500 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Alexandria
Acquisition Date	12/1/1997
Property Type	I
Encumbrances	33,141,000
Initial Costs Land	6,265,000
Initial Costs Building and Improvements	35,433,000
Since Acquisition	3,531,000
Gross Amount at End of Year, land	6,265,000
Gross Amount at End of Year, Buildings and Improvements	38,964,000
Gross Amount at End of Year, Total	45,229,000
Accumulated Depreciation	14,132,000
Van Buren Office Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Herndon
Acquisition Date	12/1/1997
Property Type	Office
Encumbrances	7,432,000
Initial Costs Land	3,592,000
Initial Costs Building and Improvements	7,652,000
Since Acquisition	2,598,000
Gross Amount at End of Year, land	3,076,000
Gross Amount at End of Year, Buildings and Improvements	10,766,000
Gross Amount at End of Year, Total	13,842,000
Accumulated Depreciation	3,814,000
Tech Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chantilly
Acquisition Date	10/1/1998
Property Type	Office
Encumbrances	0
Initial Costs Land	1,056,000
Initial Costs Building and Improvements	4,844,000
Since Acquisition	1,184,000
Gross Amount at End of Year, land	1,056,000
Gross Amount at End of Year, Buildings and Improvements	6,028,000
Gross Amount at End of Year, Total	7,084,000
Accumulated Depreciation	1,953,000
Newington Business Park Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Lorton
Acquisition Date	12/1/1999
Property Type	I
Encumbrances	14,963,000
Initial Costs Land	3,135,000
Initial Costs Building and Improvements	10,354,000
Since Acquisition	4,049,000
Gross Amount at End of Year, land	3,135,000
Gross Amount at End of Year, Buildings and Improvements	14,403,000
Gross Amount at End of Year, Total	17,538,000
Accumulated Depreciation	4,488,000
Interstate Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Alexandria
Acquisition Date	12/1/2003
Property Type	I
Encumbrances	0
Initial Costs Land	2,185,000
Initial Costs Building and Improvements	8,972,000
Since Acquisition	3,183,000
Gross Amount at End of Year, land	2,185,000
Gross Amount at End of Year, Buildings and Improvements	12,155,000
Gross Amount at End of Year, Total	14,340,000
Accumulated Depreciation	2,827,000
Herndon Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Herndon
Acquisition Date	4/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	4,082,000
Initial Costs Building and Improvements	14,651,000
Since Acquisition	1,359,000
Gross Amount at End of Year, land	4,082,000
Gross Amount at End of Year, Buildings and Improvements	16,010,000
Gross Amount at End of Year, Total	20,092,000
Accumulated Depreciation	3,608,000
15395 John Marshall Highway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Haymarket
Acquisition Date	10/1/2004
Property Type	I
Encumbrances	20,219,000
Initial Costs Land	2,736,000
Initial Costs Building and Improvements	7,301,000
Since Acquisition	8,269,000
Gross Amount at End of Year, land	2,736,000
Gross Amount at End of Year, Buildings and Improvements	15,570,000
Gross Amount at End of Year, Total	18,306,000
Accumulated Depreciation	3,271,000
Windsor at Battlefield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Manassas
Acquisition Date	12/1/2004
Property Type	Office
Encumbrances	0
Initial Costs Land	3,228,000
Initial Costs Building and Improvements	11,696,000
Since Acquisition	3,134,000
Gross Amount at End of Year, land	3,228,000
Gross Amount at End of Year, Buildings and Improvements	14,830,000
Gross Amount at End of Year, Total	18,058,000
Accumulated Depreciation	3,782,000
Reston Business Campus [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Reston
Acquisition Date	3/1/2005
Property Type	Office
Encumbrances	0
Initial Costs Land	1,996,000
Initial Costs Building and Improvements	8,778,000
Since Acquisition	982,000
Gross Amount at End of Year, land	1,996,000
Gross Amount at End of Year, Buildings and Improvements	9,760,000
Gross Amount at End of Year, Total	11,756,000
Accumulated Depreciation	1,793,000
Enterprise Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chantilly
Acquisition Date	4/1/2005
Property Type	Office
Encumbrances	0
Initial Costs Land	3,727,000
Initial Costs Building and Improvements	27,274,000
Since Acquisition	3,700,000
Gross Amount at End of Year, land	3,727,000
Gross Amount at End of Year, Buildings and Improvements	30,974,000
Gross Amount at End of Year, Total	34,701,000
Accumulated Depreciation	5,852,000
Gateway Centre Manassas [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Manassas
Acquisition Date	7/1/2005
Property Type	BP
Encumbrances	1,016,000
Initial Costs Land	3,015,000
Initial Costs Building and Improvements	6,734,000
Since Acquisition	596,000
Gross Amount at End of Year, land	3,015,000
Gross Amount at End of Year, Buildings and Improvements	7,330,000
Gross Amount at End of Year, Total	10,345,000
Accumulated Depreciation	2,056,000
403/405 Glenn Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Sterling
Acquisition Date	10/1/2005
Property Type	BP
Encumbrances	0
Initial Costs Land	3,940,000
Initial Costs Building and Improvements	12,547,000
Since Acquisition	3,026,000
Gross Amount at End of Year, land	3,940,000
Gross Amount at End of Year, Buildings and Improvements	15,573,000
Gross Amount at End of Year, Total	19,513,000
Accumulated Depreciation	2,931,000
Linden Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Manassas
Acquisition Date	10/1/2005
Property Type	BP
Encumbrances	6,917,000
Initial Costs Land	4,829,000
Initial Costs Building and Improvements	10,978,000
Since Acquisition	451,000
Gross Amount at End of Year, land	4,829,000
Gross Amount at End of Year, Buildings and Improvements	11,429,000
Gross Amount at End of Year, Total	16,258,000
Accumulated Depreciation	1,963,000
Prosperity business center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Merrifield
Acquisition Date	11/1/2005
Property Type	BP
Encumbrances	3,381,000
Initial Costs Land	5,881,000
Initial Costs Building and Improvements	3,495,000
Since Acquisition	283,000
Gross Amount at End of Year, land	5,881,000
Gross Amount at End of Year, Buildings and Improvements	3,778,000
Gross Amount at End of Year, Total	9,659,000
Accumulated Depreciation	703,000
Sterling Park Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Sterling
Acquisition Date	2/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	19,897,000
Initial Costs Building and Improvements	10,750,000
Since Acquisition	16,325,000
Gross Amount at End of Year, land	19,903,000
Gross Amount at End of Year, Buildings and Improvements	27,069,000
Gross Amount at End of Year, Total	46,972,000
Accumulated Depreciation	3,742,000
Davis Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Sterling
Acquisition Date	8/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	1,614,000
Initial Costs Building and Improvements	3,611,000
Since Acquisition	1,892,000
Gross Amount at End of Year, land	1,646,000
Gross Amount at End of Year, Buildings and Improvements	5,471,000
Gross Amount at End of Year, Total	7,117,000
Accumulated Depreciation	476,000
Corporate Campus at Ashburn Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Ashburn
Acquisition Date	12/1/2009
Property Type	BP
Encumbrances	0
Initial Costs Land	2,682,000
Initial Costs Building and Improvements	9,456,000
Since Acquisition	2,840,000
Gross Amount at End of Year, land	2,675,000
Gross Amount at End of Year, Buildings and Improvements	12,303,000
Gross Amount at End of Year, Total	14,978,000
Accumulated Depreciation	892,000
Three Flint Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Oakton
Acquisition Date	4/1/2010	4/28/2010
Property Type	Office
Encumbrances	0
Initial Costs Land	0
Initial Costs Building and Improvements	13,653,000
Since Acquisition	14,446,000
Gross Amount at End of Year, land	0
Gross Amount at End of Year, Buildings and Improvements	28,099,000
Gross Amount at End of Year, Total	28,099,000
Accumulated Depreciation	0
Atlantic Corporate Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Sterling
Acquisition Date	11/1/2010	11/19/2010
Property Type	Office
Encumbrances	0
Initial Costs Land	5,895,000
Initial Costs Building and Improvements	11,655,000
Since Acquisition	7,785,000
Gross Amount at End of Year, land	5,895,000
Gross Amount at End of Year, Buildings and Improvements	19,440,000
Gross Amount at End of Year, Total	25,335,000
Accumulated Depreciation	573,000
Cedar Hills [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Tyson's Corner
Acquisition Date	2/1/2011
Property Type	Office
Encumbrances	15,838,000
Initial Costs Land	5,306,000
Initial Costs Building and Improvements	13,554,000
Since Acquisition	1,575,000
Gross Amount at End of Year, land	5,306,000
Gross Amount at End of Year, Buildings and Improvements	15,129,000
Gross Amount at End of Year, Total	20,435,000
Accumulated Depreciation	444,000
One Fair Oaks [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Fairfax
Acquisition Date	4/8/2011
Property Type	Office
Encumbrances	52,604,000
Initial Costs Land	5,688,000
Initial Costs Building and Improvements	43,176,000
Since Acquisition	4,349,000
Gross Amount at End of Year, land	5,688,000
Gross Amount at End of Year, Buildings and Improvements	47,525,000
Gross Amount at End of Year, Total	53,213,000
Accumulated Depreciation	1,130,000
Washington D.C. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	94,022,000
Initial Costs Land	113,401,000
Initial Costs Building and Improvements	131,802,000
Since Acquisition	14,389,000
Gross Amount at End of Year, land	113,401,000
Gross Amount at End of Year, Buildings and Improvements	146,191,000
Gross Amount at End of Year, Total	259,592,000
Accumulated Depreciation	4,534,000
500 First Street, NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Capitol Hill
Acquisition Date	6/10/2011	6/30/2010
Property Type	Office
Encumbrances	38,277,000
Initial Costs Land	25,806,000
Initial Costs Building and Improvements	33,883,000
Since Acquisition	98,000
Gross Amount at End of Year, land	25,806,000
Gross Amount at End of Year, Buildings and Improvements	33,981,000
Gross Amount at End of Year, Total	59,787,000
Accumulated Depreciation	1,610,000
440 First Street, NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Capitol Hill
Acquisition Date	1/11/2011	12/28/2010
Property Type	Office
Encumbrances	0
Initial Costs Land	0
Initial Costs Building and Improvements	15,300,000
Since Acquisition	9,921,000
Gross Amount at End of Year, land	0
Gross Amount at End of Year, Buildings and Improvements	25,221,000
Gross Amount at End of Year, Total	25,221,000
Accumulated Depreciation	0
1211 Connecticut Ave, NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	CBD
Acquisition Date	12/1/2010	12/9/2010
Property Type	Office
Encumbrances	0
Initial Costs Land	27,077,000
Initial Costs Building and Improvements	17,520,000
Since Acquisition	44,000
Gross Amount at End of Year, land	27,077,000
Gross Amount at End of Year, Buildings and Improvements	17,564,000
Gross Amount at End of Year, Total	44,641,000
Accumulated Depreciation	742,000
840 First Street, NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	NoMA
Acquisition Date	3/25/2011
Property Type	Office
Encumbrances	55,745,000
Initial Costs Land	16,846,000
Initial Costs Building and Improvements	60,905,000
Since Acquisition	4,326,000
Gross Amount at End of Year, land	16,846,000
Gross Amount at End of Year, Buildings and Improvements	65,231,000
Gross Amount at End of Year, Total	82,077,000
Accumulated Depreciation	1,330,000
1005 First Street, NE [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	NoMA
Acquisition Date	8/4/2011
Property Type	Office
Encumbrances	0
Initial Costs Land	43,672,000
Initial Costs Building and Improvements	4,194,000
Since Acquisition	0
Gross Amount at End of Year, land	43,672,000
Gross Amount at End of Year, Buildings and Improvements	4,194,000
Gross Amount at End of Year, Total	47,866,000
Accumulated Depreciation	852,000
Southern Virginia [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	66,996,000
Initial Costs Land	62,699,000
Initial Costs Building and Improvements	293,166,000
Since Acquisition	53,543,000
Gross Amount at End of Year, land	60,206,000
Gross Amount at End of Year, Buildings and Improvements	349,202,000
Gross Amount at End of Year, Total	409,408,000
Accumulated Depreciation	66,039,000
Crossways Commerce Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	12/1/1999
Property Type	BP
Encumbrances	23,720,000
Initial Costs Land	5,160,000
Initial Costs Building and Improvements	23,660,000
Since Acquisition	10,336,000
Gross Amount at End of Year, land	5,160,000
Gross Amount at End of Year, Buildings and Improvements	33,996,000
Gross Amount at End of Year, Total	39,156,000
Accumulated Depreciation	9,674,000
Greenbrier Technology Center II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	10/1/2002
Property Type	BP
Encumbrances	4,508,000
Initial Costs Land	1,365,000
Initial Costs Building and Improvements	5,119,000
Since Acquisition	655,000
Gross Amount at End of Year, land	1,365,000
Gross Amount at End of Year, Buildings and Improvements	5,774,000
Gross Amount at End of Year, Total	7,139,000
Accumulated Depreciation	1,693,000
Norfolk Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Norfolk
Acquisition Date	10/1/2002
Property Type	BP
Encumbrances	4,574,000
Initial Costs Land	1,323,000
Initial Costs Building and Improvements	4,967,000
Since Acquisition	589,000
Gross Amount at End of Year, land	1,323,000
Gross Amount at End of Year, Buildings and Improvements	5,556,000
Gross Amount at End of Year, Total	6,879,000
Accumulated Depreciation	2,598,000
Virginia Center Technology Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Glen Allen
Acquisition Date	10/1/2003
Property Type	BP
Encumbrances	0
Initial Costs Land	1,922,000
Initial Costs Building and Improvements	7,026,000
Since Acquisition	2,151,000
Gross Amount at End of Year, land	1,922,000
Gross Amount at End of Year, Buildings and Improvements	9,177,000
Gross Amount at End of Year, Total	11,099,000
Accumulated Depreciation	3,797,000
Crossways II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	10/1/2004
Property Type	BP
Encumbrances	0
Initial Costs Land	1,036,000
Initial Costs Building and Improvements	6,254,000
Since Acquisition	1,347,000
Gross Amount at End of Year, land	1,036,000
Gross Amount at End of Year, Buildings and Improvements	7,601,000
Gross Amount at End of Year, Total	8,637,000
Accumulated Depreciation	1,351,000
Norfolk Commerce Park II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Norfolk
Acquisition Date	10/1/2004
Property Type	BP
Encumbrances	0
Initial Costs Land	1,221,000
Initial Costs Building and Improvements	8,693,000
Since Acquisition	1,865,000
Gross Amount at End of Year, land	1,221,000
Gross Amount at End of Year, Buildings and Improvements	10,558,000
Gross Amount at End of Year, Total	11,779,000
Accumulated Depreciation	2,521,000
Cavalier Industrial Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	4/1/2005
Property Type	I
Encumbrances	0
Initial Costs Land	1,387,000
Initial Costs Building and Improvements	11,362,000
Since Acquisition	7,968,000
Gross Amount at End of Year, land	1,387,000
Gross Amount at End of Year, Buildings and Improvements	19,330,000
Gross Amount at End of Year, Total	20,717,000
Accumulated Depreciation	3,512,000
1434 Crossways Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	8/1/2005
Property Type	BP
Encumbrances	17,042,000
Initial Costs Land	4,447,000
Initial Costs Building and Improvements	24,739,000
Since Acquisition	(1,064,000)
Gross Amount at End of Year, land	4,815,000
Gross Amount at End of Year, Buildings and Improvements	23,307,000
Gross Amount at End of Year, Total	28,122,000
Accumulated Depreciation	3,658,000
Enterprise Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Hampton
Acquisition Date	9/1/2005
Property Type	BP
Encumbrances	0
Initial Costs Land	4,132,000
Initial Costs Building and Improvements	10,674,000
Since Acquisition	4,697,000
Gross Amount at End of Year, land	4,132,000
Gross Amount at End of Year, Buildings and Improvements	15,371,000
Gross Amount at End of Year, Total	19,503,000
Accumulated Depreciation	2,469,000
Diamond Hill Distribution Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	10/1/2005
Property Type	I
Encumbrances	0
Initial Costs Land	3,290,000
Initial Costs Building and Improvements	24,949,000
Since Acquisition	3,543,000
Gross Amount at End of Year, land	3,290,000
Gross Amount at End of Year, Buildings and Improvements	28,492,000
Gross Amount at End of Year, Total	31,782,000
Accumulated Depreciation	5,128,000
1000 Lucas Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Hampton
Acquisition Date	12/1/2005
Property Type	BP
Encumbrances	0
Initial Costs Land	2,592,000
Initial Costs Building and Improvements	8,563,000
Since Acquisition	1,449,000
Gross Amount at End of Year, land	2,592,000
Gross Amount at End of Year, Buildings and Improvements	10,012,000
Gross Amount at End of Year, Total	12,604,000
Accumulated Depreciation	1,866,000
River's Bend Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chester
Acquisition Date	1/1/2006
Property Type	I
Encumbrances	0
Initial Costs Land	3,153,000
Initial Costs Building and Improvements	26,294,000
Since Acquisition	4,018,000
Gross Amount at End of Year, land	3,482,000
Gross Amount at End of Year, Buildings and Improvements	29,983,000
Gross Amount at End of Year, Total	33,465,000
Accumulated Depreciation	5,386,000
Northridge [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Ashland
Acquisition Date	1/1/2006
Property Type	I
Encumbrances	6,740,000
Initial Costs Land	1,172,000
Initial Costs Building and Improvements	7,417,000
Since Acquisition	1,265,000
Gross Amount at End of Year, land	1,172,000
Gross Amount at End of Year, Buildings and Improvements	8,682,000
Gross Amount at End of Year, Total	9,854,000
Accumulated Depreciation	2,075,000
Crossways I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	2/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	2,657,000
Initial Costs Building and Improvements	11,597,000
Since Acquisition	1,258,000
Gross Amount at End of Year, land	2,646,000
Gross Amount at End of Year, Buildings and Improvements	12,866,000
Gross Amount at End of Year, Total	15,512,000
Accumulated Depreciation	2,187,000
1408 Stephanie Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	5/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	1,292,000
Initial Costs Building and Improvements	3,899,000
Since Acquisition	625,000
Gross Amount at End of Year, land	1,292,000
Gross Amount at End of Year, Buildings and Improvements	4,524,000
Gross Amount at End of Year, Total	5,816,000
Accumulated Depreciation	798,000
Airpark Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Richmond
Acquisition Date	6/1/2006
Property Type	BP
Encumbrances	1,219,000
Initial Costs Land	250,000
Initial Costs Building and Improvements	2,814,000
Since Acquisition	501,000
Gross Amount at End of Year, land	250,000
Gross Amount at End of Year, Buildings and Improvements	3,315,000
Gross Amount at End of Year, Total	3,565,000
Accumulated Depreciation	696,000
Chesterfield Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Richmond
Acquisition Date	6/1/2006
Property Type	BP
Encumbrances	3,604,000
Initial Costs Land	900,000
Initial Costs Building and Improvements	13,335,000
Since Acquisition	2,131,000
Gross Amount at End of Year, land	900,000
Gross Amount at End of Year, Buildings and Improvements	15,466,000
Gross Amount at End of Year, Total	16,366,000
Accumulated Depreciation	2,803,000
Hanover Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Ashland
Acquisition Date	6/1/2006
Property Type	BP
Encumbrances	1,440,000
Initial Costs Land	1,794,000
Initial Costs Building and Improvements	11,561,000
Since Acquisition	592,000
Gross Amount at End of Year, land	1,794,000
Gross Amount at End of Year, Buildings and Improvements	12,153,000
Gross Amount at End of Year, Total	13,947,000
Accumulated Depreciation	1,984,000
Gateway II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Norfolk
Acquisition Date	11/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	1,320,000
Initial Costs Building and Improvements	2,293,000
Since Acquisition	479,000
Gross Amount at End of Year, land	1,320,000
Gross Amount at End of Year, Buildings and Improvements	2,772,000
Gross Amount at End of Year, Total	4,092,000
Accumulated Depreciation	403,000
Park Central [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Richmond
Acquisition Date	11/1/2006
Property Type	BP
Encumbrances	0
Initial Costs Land	1,789,000
Initial Costs Building and Improvements	19,712,000
Since Acquisition	2,226,000
Gross Amount at End of Year, land	1,789,000
Gross Amount at End of Year, Buildings and Improvements	21,938,000
Gross Amount at End of Year, Total	23,727,000
Accumulated Depreciation	3,972,000
Greenbrier Circle Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	1/1/2007
Property Type	BP
Encumbrances	0
Initial Costs Land	4,164,000
Initial Costs Building and Improvements	18,984,000
Since Acquisition	2,204,000
Gross Amount at End of Year, land	4,164,000
Gross Amount at End of Year, Buildings and Improvements	21,188,000
Gross Amount at End of Year, Total	25,352,000
Accumulated Depreciation	3,316,000
Greenbrier Technology Center I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	1/1/2007
Property Type	BP
Encumbrances	0
Initial Costs Land	2,024,000
Initial Costs Building and Improvements	7,960,000
Since Acquisition	1,160,000
Gross Amount at End of Year, land	2,024,000
Gross Amount at End of Year, Buildings and Improvements	9,120,000
Gross Amount at End of Year, Total	11,144,000
Accumulated Depreciation	1,336,000
Pine Glen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Richmond
Acquisition Date	2/1/2007
Property Type	BP
Encumbrances	0
Initial Costs Land	618,000
Initial Costs Building and Improvements	4,517,000
Since Acquisition	553,000
Gross Amount at End of Year, land	618,000
Gross Amount at End of Year, Buildings and Improvements	5,070,000
Gross Amount at End of Year, Total	5,688,000
Accumulated Depreciation	664,000
Rivers Bend Center II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chester
Acquisition Date	5/1/2007
Property Type	I
Encumbrances	0
Initial Costs Land	5,634,000
Initial Costs Building and Improvements	11,533,000
Since Acquisition	523,000
Gross Amount at End of Year, land	5,634,000
Gross Amount at End of Year, Buildings and Improvements	12,056,000
Gross Amount at End of Year, Total	17,690,000
Accumulated Depreciation	1,601,000
1328 Cavalier Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	10/1/2010
Property Type	I
Encumbrances	0
Initial Costs Land	3,200,000
Initial Costs Building and Improvements	0
Since Acquisition	165,000
Gross Amount at End of Year, land	0
Gross Amount at End of Year, Buildings and Improvements	3,365,000
Gross Amount at End of Year, Total	3,365,000
Accumulated Depreciation	0
Battlefield Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	10/1/2010	10/28/2010
Property Type	BP
Encumbrances	4,149,000
Initial Costs Land	1,860,000
Initial Costs Building and Improvements	6,071,000
Since Acquisition	485,000
Gross Amount at End of Year, land	1,881,000
Gross Amount at End of Year, Buildings and Improvements	6,535,000
Gross Amount at End of Year, Total	8,416,000
Accumulated Depreciation	234,000
Greenbrier Towers [Member]
Real Estate and Accumulated Depreciation [Line Items]
Location	Chesapeake
Acquisition Date	7/19/2011
Property Type	Office
Encumbrances	0
Initial Costs Land	2,997,000
Initial Costs Building and Improvements	9,173,000
Since Acquisition	1,822,000
Gross Amount at End of Year, land	2,997,000
Gross Amount at End of Year, Buildings and Improvements	10,995,000
Gross Amount at End of Year, Total	13,992,000
Accumulated Depreciation	317,000
Land Held for Future Development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Costs Land	442,000
Initial Costs Building and Improvements	0
Since Acquisition	254,000
Gross Amount at End of Year, land	696,000
Gross Amount at End of Year, Buildings and Improvements	0
Gross Amount at End of Year, Total	696,000
Accumulated Depreciation	0
Other [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Costs Land	71,000
Initial Costs Building and Improvements	39,000
Since Acquisition	501,000
Gross Amount at End of Year, land	71,000
Gross Amount at End of Year, Buildings and Improvements	540,000
Gross Amount at End of Year, Total	611,000
Accumulated Depreciation	$ 273,000